Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	NQ Mobile Inc.
Entity Central Index Key	0001509986
Entity Current Reporting Status	Yes
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Class A Common Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	136,120,102
Class B Common Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	105,152,531

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 18,862,000	$ 69,510,000
Term deposits	101,503,000	58,563,000
Short-term investments	7,573,000	0
Accounts receivable, net of allowance of US$636 and US$1,095 as of December 31, 2011 and 2012, respectively	54,475,000	21,379,000
Inventory	429,000	0
Prepaid expenses and other current assets	17,014,000	6,806,000
Total current assets	199,856,000	156,258,000
Equity investment in associates	13,978,000	1,182,000
Property and equipment, net	2,434,000	1,078,000
Intangible assets, net	13,213,000	1,590,000
Goodwill	17,958,000	0
Other non-current assets	279,000	374,000
Total Assets	247,718,000	160,482,000
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entities without recourse to Company of US$743 and US$6,019 as of December 31, 2011 and 2012 respectively)	7,399,000	1,014,000
Receipt in advance (including receipt in advance of consolidated variable interest entities without recourse to Company of US$0 and US$0 as of December 31, 2011 and 2012 respectively)	322,000	0
Deferred revenue (including deferred revenue of consolidated variable interest entities without recourse to Company of US$2,027 and US$3,737 as of December 31, 2011 and 2012 respectively)	12,234,000	7,090,000
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated variable interest entities without recourse to Company of US$1,274 and US$4,629 as of December 31, 2011 and 2012 respectively)	11,798,000	3,656,000
Tax payable (including tax payable of consolidated variable interest entities without recourse to Company of US$349 and US$576 as of December 31, 2011 and 2012 respectively)	533,000	368,000
Deferred tax liabilities, current (including deferred tax liability, current of consolidated variable interest entities without recourse to Company of US$103 and US$0 as of December 31, 2011 and 2012 respectively)	0	103,000
Total current liabilities	32,286,000	12,231,000
Noncurrent liabilities:
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of consolidated variable interest entities without recourse to Company of US$0 and US$1,910 as of December 31, 2011 and 2012 respectively)	1,910,000	0
Other non-current liabilities (including other non-current liabilities of consolidated variable interest entities without recourse to Company of US$0 and US$0 as of December 31, 2011 and 2012 respectively)	173,000	0
Total Liabilities	34,369,000	12,231,000
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	208,426,000	157,064,000
Statutory reserve	2,938,000	0
Treasury stock	(1,346,000)	0
Accumulated deficit	(5,251,000)	(11,743,000)
Accumulated other comprehensive income	3,231,000	2,841,000
Total NQ Mobile Inc.'s shareholders' equity	208,022,000	148,184,000
Non-controlling interest	5,327,000	67,000
Total shareholders' equity	213,349,000	148,251,000
Total Liabilities and Shareholders' Equity	247,718,000	160,482,000
Class A Common Shares [Member]
SHAREHOLDERS' EQUITY
Common shares	13,000	6,000
Class B Common Shares [Member]
SHAREHOLDERS' EQUITY
Common shares	$ 11,000	$ 16,000

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Allowance for accounts receivable	$ 1,095,000	$ 636,000
Current liabilities:
Accounts payable of consolidated variable interest entities without recourse to Company	7,399,000	1,014,000
Receipt in advance of consolidated variable interest entities without recourse to Company	322,000	0
Deferred revenue of consolidated variable interest entities without recourse to Company	12,234,000	7,090,000
Accrued expenses and other current liabilities of consolidated variable interest entities without recourse to Company	11,798,000	3,656,000
Tax payable of consolidated variable interest entities without recourse to Company	533,000	368,000
Deferred tax liabilities, current of consolidated variable interest entities without recourse to Company	0	103,000
Noncurrent liabilities:
Deferred tax liabilities, non-current of consolidated variable interest entities without recourse to Company	1,910,000	0
Other non-current liabilities of consolidated variable interest entities without recourse to Company	173,000	0
Class A Common Shares [Member]
SHAREHOLDERS' EQUITY
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	560,000,000	560,000,000
Common shares, shares issued	136,120,102	55,953,690
Common shares, shares outstanding	136,120,102	55,953,690
Class B Common Shares [Member]
SHAREHOLDERS' EQUITY
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	240,000,000	240,000,000
Common shares, shares issued	105,152,531	160,664,773
Common shares, shares outstanding	105,152,531	160,664,773
Consolidated variable interest entities [Member]
Current liabilities:
Accounts payable of consolidated variable interest entities without recourse to Company	6,019,000	743,000
Receipt in advance of consolidated variable interest entities without recourse to Company	0	0
Deferred revenue of consolidated variable interest entities without recourse to Company	3,737,000	2,027,000
Accrued expenses and other current liabilities of consolidated variable interest entities without recourse to Company	4,629,000	1,274,000
Tax payable of consolidated variable interest entities without recourse to Company	576,000	349,000
Deferred tax liabilities, current of consolidated variable interest entities without recourse to Company	0	103,000
Noncurrent liabilities:
Deferred tax liabilities, non-current of consolidated variable interest entities without recourse to Company	1,910,000	0
Other non-current liabilities of consolidated variable interest entities without recourse to Company	$ 0	$ 0

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Service Revenues
Consumer mobile security	$ 67,938,000		$ 36,202,000		$ 15,268,000
Enterprise mobility	3,249,000		0		0
Mobile games and advertising	664,000		0		0
Other services	10,614,000		4,469,000		2,427,000
Product Revenues
Enterprise mobility	9,303,000		0		0
Total net revenues	91,768,000		40,671,000		17,695,000
Cost of revenues
Cost of services	(16,773,000)		(8,057,000)		(5,193,000)
Cost of products sold	(8,966,000)		0		0
Total cost of revenues	(25,739,000)		(8,057,000)		(5,193,000)
Gross profit	66,029,000		32,614,000		12,502,000
Operating expenses
Selling and marketing expenses	(17,396,000)		(7,955,000)		(4,436,000)
General and administrative expenses	(36,776,000)		(14,024,000)		(14,750,000)
Research and development expenses	(9,585,000)		(5,095,000)		(2,959,000)
Total operating expenses	(63,757,000)		(27,074,000)		(22,145,000)
(Loss)/Income from operations	2,272,000		5,540,000		(9,643,000)
Interest income	3,193,000		1,342,000		234,000
Realized (loss)/gain on available-for-sale investments	0		29,000		(102,000)
Foreign exchange (loss)/gain, net	67,000		3,011,000		(46,000)
Gain on change of interest in associate	943,000		0		0
Other income, net	3,364,000		306,000		135,000
(Loss)/Income before income taxes	9,839,000		10,228,000		(9,422,000)
Income tax expense	(420,000)		(97,000)		(401,000)
Share of (loss)/profit from associate	543,000		119,000		(7,000)
Net (loss)/income	9,962,000		10,250,000		(9,830,000)
Net loss/(income) attributable to non-controlling interest	(532,000)		1,000		3,000
Net (loss)/income attributable to NQ Mobile Inc.	9,430,000		10,251,000		(9,827,000)
Accretion of redeemable convertible preferred shares	0		(535,000)		(1,533,000)
Beneficial conversion feature of redeemable convertible preferred shares	0		0		(5,693,000)
Allocation of net income to participating preferred shareholders	0		(1,595,000)		0
Net (loss)/income attributable to common shareholders	9,430,000		8,121,000		(17,053,000)
Net (loss)/income	9,962,000		10,250,000		(9,830,000)
Other comprehensive income
Foreign currency translation adjustments	390,000		1,249,000		689,000
Disposal of available-for-sale investments	0		0		(42,000)
Other comprehensive income	390,000		1,249,000		647,000
Comprehensive (loss)/income	10,352,000		11,499,000		(9,183,000)
Comprehensive loss/(income) attributable to non-controlling interest	(532,000)		1,000		3,000
Comprehensive (loss)/income attributable to NQ Mobile Inc.	9,820,000		11,500,000		(9,180,000)
Cost of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	214,000		130,000		19,000
Selling and Marketing Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	2,342,000		1,923,000		102,000
General and Administrative Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	20,534,000		7,895,000		12,299,000
Research and Development Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 1,453,000		$ 724,000		$ 146,000
Class A and Class B Common Share [Member]
Net (loss)/earnings per share
Net (loss)/earnings per share, basic	$ 0.04	[1]	$ 0.05	[1]	$ (0.34)	[1]
Net (loss)/earnings per share, diluted	$ 0.04	[1]	$ 0.04	[1]	$ (0.34)	[1]
Weighted average number of shares outstanding:
Basic	235,257,651		173,373,462		49,683,230
Diluted	255,722,551		193,537,974		49,683,230
ADS [Member]
Net (loss)/earnings per share
Net (loss)/earnings per share, basic	$ 0.2	[2]	$ 0.23	[2]	$ (1.72)	[2]
Net (loss)/earnings per share, diluted	$ 0.18	[2]	$ 0.21	[2]	$ (1.72)	[2]
Weighted average number of shares outstanding:
Basic	47,051,530		34,674,692		9,936,646
Diluted	51,144,510		38,707,594		9,936,646

[1]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.
[2]	The Company was listed on May 5, 2011 with issuance of a total of 7,750,000 American Depositary Shares ("ADSs") at a public offering price of $11.50 per ADS. Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2010 were calculated using the same conversion ratio assuming the ADSs existed during these periods.

Consolidated Statements of Shareholders' (Deficit)/Equity (USD $)	Common Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [member]	Total	Series A Convertible Preferred Shares [Member] Common Shares [Member]	Series A Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series A Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series A Convertible Preferred Shares [Member] Treasury Stock [Member]	Series A Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series A Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series A Convertible Preferred Shares [Member] Non-Controlling Interest [member]	Series A Convertible Preferred Shares [Member]	Series B Redeemable Convertible Preferred Shares [Member] Common Shares [Member]	Series B Redeemable Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series B Redeemable Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series B Redeemable Convertible Preferred Shares [Member] Treasury Stock [Member]	Series B Redeemable Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series B Redeemable Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series B Redeemable Convertible Preferred Shares [Member] Non-Controlling Interest [member]	Series B Redeemable Convertible Preferred Shares [Member]	Series C Redeemable Convertible Preferred Shares [Member] Common Shares [Member]	Series C Redeemable Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series C Redeemable Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series C Redeemable Convertible Preferred Shares [Member] Treasury Stock [Member]	Series C Redeemable Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series C Redeemable Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series C Redeemable Convertible Preferred Shares [Member] Non-Controlling Interest [member]	Series C Redeemable Convertible Preferred Shares [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Common Shares [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Treasury Stock [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Non-Controlling Interest [member]	Series C-1 Redeemable Convertible Preferred Shares [Member]
Amount, beginning balance at Dec. 31, 2009	$ 5,000	$ 973,000	$ 0	$ 0	$ (12,167,000)	$ 945,000	$ 71,000	$ (10,173,000)
Number of Shares, beginning balance at Dec. 31, 2009	50,352,941
Share-based compensation	0	12,566,000	0	0	0	0	0	12,566,000
Accretion of redeemable convertible preferred shares	0	(1,533,000)	0	0	0	0	0	(1,533,000)
Recognition of beneficial conversion feature	0	5,693,000	0	0	0	0	0	5,693,000
Amortization of beneficial conversion feature	0	(5,693,000)	0	0	0	0	0	(5,693,000)
Disposal of available-for-sale investments	0	0	0	0	0	(42,000)	0	(42,000)
Foreign currency translation adjustment	0	0	0	0	0	689,000	0	689,000
Net (loss)/income	0	0	0	0	(9,827,000)	0	(3,000)	(9,830,000)
Amount, ending balance at Dec. 31, 2010	5,000	12,006,000	0	0	(21,994,000)	1,592,000	68,000	(8,323,000)
Number of Shares, ending balance at Dec. 31, 2010	50,352,941
Share-based compensation	0	10,672,000	0	0	0	0	0	10,672,000
Accretion of redeemable convertible preferred shares	0	(535,000)	0	0	0	0	0	(535,000)
Conversion of convertible preferred shares into common shares, Number of Shares									33,250,000								34,926,471								29,687,500								16,773,301
Conversion of convertible preferred shares into common shares, Amount									3,000	3,239,000	0	0	0	0	0	3,242,000	4,000	17,169,000	0	0	0	0	0	17,173,000	3,000	16,980,000	0	0	0	0	0	16,983,000	2,000	14,113,000	0	0	0	0	0	14,115,000
Issuance of common shares net of issuance costs, Number of Shares	38,750,000
Issuance of common shares net of issuance costs, Amount	4,000	78,956,000	0	0	0	0	0	78,960,000
Exercise of options, Number of Shares	12,878,250
Exercise of options, Amount	1,000	4,464,000	0	0	0	0	0	4,465,000
Foreign currency translation adjustment	0	0	0	0	0	1,249,000	0	1,249,000
Net (loss)/income	0	0	0	0	10,251,000	0	(1,000)	10,250,000
Amount, ending balance at Dec. 31, 2011	22,000	157,064,000	0	0	(11,743,000)	2,841,000	67,000	148,251,000
Number of Shares, ending balance at Dec. 31, 2011	216,618,463
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, Number of Shares	18,520,900
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, Amount	1,000	287,000	0	0	0	0	0	288,000
Share-based compensation	0	24,543,000	0	0	0	0	0	24,543,000
Issuance of shares in connection with acquisitions, Number of Shares	14,646,647
Issuance of shares in connection with acquisitions, Amount	1,000	20,616,000	0	0	0	0	0	20,617,000
Stock repurchase, Number of Shares	(1,088,790)
Stock repurchase, Amount	0	0	0	(1,346,000)	0	0	0	(1,346,000)
Appropriation to statutory reserve	0	0	2,938,000	0	(2,938,000)	0	0	0
Issuance of shares in connection with equity investment, Number of Shares	3,821,655
Issuance of shares in connection with equity investment, Amount	0	5,916,000	0	0	0	0	0	5,916,000
Foreign currency translation adjustment	0	0	0	0	0	390,000	0	390,000
Fair value of 45% non-controlling interests of NationSky at acquisition	0	0	0	0	0	0	4,795,000	4,795,000
Deregistration of Fuzhou NetQin	0	0	0	0	0	0	(67,000)	(67,000)
Net (loss)/income	0	0	0	0	9,430,000	0	532,000	9,962,000
Amount, ending balance at Dec. 31, 2012	$ 24,000	$ 208,426,000	$ 2,938,000	$ (1,346,000)	$ (5,251,000)	$ 3,231,000	$ 5,327,000	$ 213,349,000
Number of Shares, ending balance at Dec. 31, 2012	252,518,875

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss)/income	$ 9,962,000	$ 10,250,000	$ (9,830,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,627,000	597,000	402,000
Allowance for doubtful accounts	459,000	321,000	315,000
Share-based compensation	24,543,000	10,672,000	12,566,000
Deferred income tax	(182,000)	(84,000)	183,000
Foreign exchange (loss)/gain, net	(67,000)	(3,011,000)	46,000
Share of loss/(profit) from associate	(543,000)	(119,000)	7,000
Gain on change of interest in associate	(943,000)	0	0
Realized loss/(gain) on disposal of available-for-sale investments	0	(14,000)	102,000
Other income from ADR depositary agreement and gain from step acquisition	(3,202,000)	(214,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(28,102,000)	(11,628,000)	(9,087,000)
Inventory	(35,000)	0	0
Prepaid expenses and other current assets	43,000	(1,911,000)	(588,000)
Other non-current assets	228,000	269,000	(1,247,000)
Accounts payable	5,339,000	396,000	(50,000)
Deferred revenue	4,946,000	4,400,000	2,132,000
Receipt in advance	322,000	0	0
Accrued expenses and other current liabilities	4,539,000	1,844,000	1,043,000
Tax payable	165,000	72,000	250,000
Other non-current liabilities	414,000	0	0
Net cash (used in)/provided by operating activities	19,513,000	11,840,000	(3,756,000)
Cash flows from investing activities:
Placement of term deposits	(93,761,000)	(51,463,000)	(11,279,000)
Maturities of term deposits	51,626,000	4,331,000	2,197,000
Purchase of available-for-sale investments	(10,755,000)	0	(13,000)
Advances to Tianjin Yidatong Technology Development Co., Ltd.	0	0	(2,279,000)
Proceeds from repayment of advance to Tianjin Yidatong Technology Development Co., Ltd.	0	2,196,000	1,921,000
Disbursements from lending of housing loans to employees	(302,000)	(79,000)	(1,798,000)
Proceeds from repayments of housing loans to employees	110,000	180,000	1,200,000
Proceeds from disposals of available-for-sale investments	3,182,000	14,000	2,181,000
Cash paid for equity investment	(6,272,000)	0	(1,007,000)
Net cash acquired from business acquisitions	1,225,000	0	0
Bridge loans in connection with completed and ongoing investments	(11,288,000)	0	0
Purchase of property and equipment and intangible assets	(2,334,000)	(2,270,000)	(578,000)
Net cash used in investing activities	(68,569,000)	(47,091,000)	(9,455,000)
Cash flows from financing activities:
Proceeds from initial public offering (net of underwriters' commission of US$6,239)	0	82,886,000	0
Proceeds from exercising of share options	920,000	1,551,000	0
Payments of listing expenses	0	(3,926,000)	0
Cash distributed to non-controlling shareholder upon disposal	(67,000)	0	0
Repayment of bank loans	(710,000)	0	0
Repurchase common stock	(1,346,000)	0	0
Net cash provided by/(used in) financing activities	(1,203,000)	82,711,000	28,893,000
Effect of exchange rate changes on cash and cash equivalents	(389,000)	4,084,000	580,000
Net increase/(decrease) in cash and cash equivalents	(50,648,000)	51,544,000	16,262,000
Cash and cash equivalents at beginning of year	69,510,000	17,966,000	1,704,000
Cash and cash equivalents at end of year	18,862,000	69,510,000	17,966,000
Supplemental disclosures of cash flow information:
Cash paid for income taxes	297,000	16,000	0
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common shares in business combination	20,617,000	0	0
Issuance of common shares in equity investment	5,916,000	0	0
Accretion of redeemable convertible preferred shares	0	535,000	1,533,000
Beneficial conversion feature of redeemable convertible preferred shares	0	0	5,693,000
Conversion of preferred shares to common shares	0	51,513,000	0
Purchase of property and equipment financed by accounts payable	0	0	40,000
Series C Redeemable Convertible Preferred Shares [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares (net of issuance cost)	0	0	16,978,000
Series C-1 Redeemable Convertible Preferred Shares [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares (net of issuance cost)	0	2,200,000	11,915,000
Supplemental disclosures of non-cash investing and financing activities:
Issuance of redeemable convertible preferred shares not paid until January 2011	$ 0	$ 0	$ 2,200,000

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]
Cash flows from financing activities:
Payments of issuance costs for convertible redeemable preferred shares		$ 21	$ 5
Payments of underwriters' commission	$ 6,239

Principal Activities and Organization	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
Principal Activities and Organization

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a) Principal activities

NQ Mobile Inc. (“NQ Mobile”, or the “Company”), through its subsidiaries, its variable interest entity (“VIE”), and the VIE’s subsidiaries is principally engaged in the provision of mobile Internet services in the People’s Republic of China (the “PRC” or “China”) and overseas markets. NQ Mobile’s service portfolio includes mobile security and privacy protection, mobile games and advertising for the consumer market and consulting, mobile platforms and mobility services for the enterprise market. The Company, its subsidiaries, its VIE and the VIE’s subsidiaries are hereinafter collectively referred to as the “Group”.

(b) Reorganization

The Company was incorporated as a limited liability company under the laws of the Cayman Islands (“Cayman”) on March 14, 2007. The Company was 100% owned by RPL Holdings Limited (“RPL”). RPL is a limited liability company organized under the laws of British Virgin Islands (“BVI”), which is owned and controlled by Dr. Henry Yu Lin, Dr. Vincent Wenyong Shi, and Mr. Xu Zhou (collectively, the “Founders”).

In May 2007, the Company established NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing”) as a wholly foreign-owned enterprise in the PRC. In June 2007, the Company undertook a reorganization (the “Reorganization”) to become the ultimate holding company of the Group. Prior to the Reorganization, the Group’s business was operated by Beijing NQ Technology Co. Ltd. (“Beijing Technology”), a company wholly owned and controlled by the Founders, which commenced operations on October 21, 2005. By entering into a series of agreements (collectively, “VIE Agreements”) with the Founders and NQ Beijing, Beijing Technology became a variable interest entity whose primary beneficiary is NQ Beijing. Consequently, the Company as the parent of NQ Beijing became the ultimate primary beneficiary of Beijing Technology and has consolidated financial statements of Beijing Technology and its subsidiary. Beijing Technology was the predecessor of the Group and operated all of the business of the Group prior to the Reorganization.

Immediately before the Reorganization, Beijing Technology was 100% owned by the Founders and the ultimate owners’ shareholdings of the Beijing Technology were identical to those of the Company. There was no change in ownership of Beijing Technology immediately before and after the Reorganization. Accordingly, the Reorganization is accounted for as a legal reorganization of entities under common control in a manner similar to a pooling-of-interest.

(c) Subsidiaries, VIE and a VIE’s subsidiaries

As of December 31, 2012, details of the Company’s subsidiaries, VIE and the VIE’s subsidiaries are as follows.

Name	Date of Incorporation	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Ltd. (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets

NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Market intelligence and information analysis

Taiwan NQ Technology Limited (“NQ Taiwan”)	December 2, 2011	Taiwan	Wholly-owned subsidiary	Marketing and sales development

NQ Mobile International AG	June 19, 2012	Switzerland	Wholly-owned subsidiary	Worldwide purchase, sale and general distribution of software products

NQ Beijing	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services

NQ Mobile Lux S.A.	September 6, 2012	Luxembourg	Wholly-owned subsidiary	Management of Intellectual properties

NQ Mobile(Chengdu) Co., Ltd.	December 26, 2012	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Variable Interest Entity
Beijing Technology	October 21, 2005	The PRC	VIE	Consumer mobile security services in PRC market and research and development
Subsidiaries of VIE
Qingyun(Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of the VIE	Financial management services

Beijing NationSky Network Technology Co., Ltd. (“NationSky”)	May 31, 2012	The PRC	Subsidiary of the VIE	Enterprise mobility services

Beijing Feiliu Jiutian Technology Co., Ltd. (“Beijing Feiliu”)	November 30, 2012	The PRC	Wholly-owned subsidiary of the VIE	Mobile games and advertising

Beijing Red Infinity Technology Co., Ltd. (“Beijing Red”)	November 30, 2012	The PRC	Wholly-owned subsidiary of Beijing Feiliu	Development and operation of mobile games

*	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.

Fuzhou NetQin Mobile Information Co., Ltd. (“Fuzhou NetQin”) was deregistered on February 23, 2012.

(d) Variable Interest Entity

To comply with relevant PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide mobile value added service and hold service provider (“SP”) license through mobile Internet in China, the Group conducts substantially all its operations through Beijing Technology which holds the SP licenses and approvals to provide such services in China. The VIE Agreements entered into among NQ Beijing, Beijing Technology and the Founders enable the Company, through NQ Beijing to:

•	exercise effective control over Beijing Technology;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks of expected losses from Beijing Technology as if it were its sole shareholder; and

•	have an exclusive option to purchase all of the equity interests in Beijing Technology.

Management evaluated the relationships among the Company, NQ Beijing and Beijing Technology and concluded that NQ Beijing is the primary beneficiary of Beijing Technology and its subsidiaries.

As a result, the results of operations, assets and liabilities of Beijing Technology and its subsidiaries have been included in the Company’s consolidated financial statements.

The following is a summary of the VIE agreements:

Exclusive Technical Consulting Services Agreement

Under the exclusive technical consulting services agreement between NQ Beijing and Beijing Technology, NQ Beijing has the exclusive right to provide to Beijing Technology the technical consulting services related to Beijing Technology’s business operations. NQ Beijing owns the intellectual property rights developed by either NQ Beijing or Beijing Technology in the performance of this agreement. Beijing Technology pays to NQ Beijing quarterly service fees, determined unilaterally by NQ Beijing. The quarterly service fees are eliminated upon consolidation. This agreement is effective until NQ Beijing ceases to exist or is terminated at NQ Beijing’s sole discretion by giving 30 day’s advanced notice to Beijing Technology.

Business Operation Agreement

Under the business operation agreement among NQ Beijing, Beijing Technology and the Founders, Beijing Technology agrees to accept the guidance and advice provided by NQ Beijing on Beijing Technology’s daily operations and financial management systems. The Founders must secure the appointments of Beijing Technology’s directors and senior management per NQ Beijing’s designation. Beijing Technology and the Founders also agree that without the prior consent of NQ Beijing, Beijing Technology will not engage in any transactions that could materially affect the assets, business, personnel, rights, liabilities or operations of Beijing Technology. In addition, the Founders irrevocably appointed NQ Beijing to vote on their behalf on all matters, including matters relating to the transfer of any or all of their respective equity interests in Beijing Technology, and appointments of the directors, chief executive officer, chief financial officer, and other senior management of Beijing Technology. This agreement is effective until NQ Beijing ceases to exist or is terminated at NQ Beijing’s sole discretion by giving 30 days’ advanced notice to Beijing Technology and the Founders.

Equity Disposition Agreement

Under the equity disposition agreement among the Founders, Beijing Technology and NQ Beijing, the Founders irrevocably granted NQ Beijing or its designated party an exclusive option to purchase from the Founders, to the extent permitted under PRC law, all or part of the equity interests in Beijing Technology for the minimum amount of consideration permitted by the PRC law. NQ Beijing or its designated party has sole discretion to decide when to exercise the option, either in part or in full. Without NQ Beijing’s consent, the Founders agree not to transfer, pledge, or otherwise dispose of their equity interest of Beijing Technology in any way. This agreement is effective for 10 years and renewable at NQ Beijing’s sole discretion for terms same as the original agreement terms.

Equity Interest Pledge Agreement

Pursuant to equity interest pledge agreement between NQ Beijing and the Founders, the Founders have pledged their respective equity interests in Beijing Technology to secure the Founders and Beijing Technology’s obligation under other agreements and for the payment by Beijing Technology under the exclusive technical consulting services agreement. The Founders agree that they shall not sell, mortgage or dispose of any of Beijing Technology’s equity interest without prior written consents from NQ Beijing. This agreement is terminable only when the Founders and Beijing Technology’s obligation under the above three agreements have been fulfilled.

Loan Agreements

The Company and its subsidiaries have granted interest-free loans to the Founders with the sole purpose of providing funds necessary for the capital injection of Beijing Technology. Without the prior consent of the Company, the Founders will not approve any transaction including merger, acquisition, new investments and etc., significantly affecting their shareholder rights of Beijing Technology. The loan is due if NQ Beijing decides to exercise its exclusive purchase option under the equity disposition agreement. The loan is settled fully and only by the Founders transferring their equity interest of Beijing technology according to the equity disposition agreement and using the proceeds to pay off the loans. The interest-free loans to the Founders as of December 31, 2011 and 2012 were US$1,222 and US$7,588, respectively. The loans for capital injection are eliminated with the capital of Beijing Technology during consolidation.

Risks in Relation to the VIE Structure (see Note 3(e))

The following consolidated financial information of VIE was included in the accompanying consolidated financial statements:

		As of December 31,
		2011	2012
		US$	US$
Total assets		84,873	198,669
Total liabilities		86,144	163,761

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Total net revenue	11,400	23,039	54,461
Net income / (loss)	2,829	(3,829)	4,399

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net increase/(decrease) in cash and cash equivalents balance	6,936	66,007	(7,464)

Total consolidated assets of VIE as of December 31, 2011 and 2012 mainly comprised of cash and cash equivalents, accounts receivable, prepaid and other current assets and property and equipment. Total consolidated liabilities as of December 31, 2011 and 2012 mainly comprised of accounts payable, deferred revenue, accrued expense and other liabilities.

Net revenue comprised approximately 64%, 57% and 59% of the Group’s total net revenue for the years ended December 31, 2010, 2011 and 2012, respectively. All intercompany transactions and balances were eliminated upon consolidation.

In accordance with the VIE agreements, the Company has power to direct activities of the VIE and its subsidiaries, and can have assets transferred out of the VIE and its subsidiaries without any restrictions. Therefore, the Company considers that there is no asset in the consolidated VIE and its subsidiaries that can be used only to settle obligations of the consolidated VIE except for registered capitals and PRC statutory reserves of the VIE and VIE’s subsidiaries amounting to US$17,567 and US$242 respectively as of December 31, 2012. As the VIE and its subsidiaries are incorporated as limited liability companies under the PRC Company Law, and as such the creditors of liabilities of these PRC incorporated VIE have recourse only to the assets of these entities. Accordingly, the creditors of all the liabilities of the Company’s consolidated VIE do not have recourse to the Company’s general credit.

Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the VIE. As the Company is conducting its PRC consumer mobile security, enterprise mobility, and mobile game and advertising business through the VIE and its subsidiaries, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Significant Accounting Policies

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation and consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE for which the Company being the ultimate primary beneficiary, and the VIE’s subsidiaries.

These consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company, its subsidiaries, VIE and VIE’s subsidiaries in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore, the Company or its subsidiary is the primary beneficiary of the entity.

All significant inter-company transactions and balances have been eliminated upon consolidation.

(b) Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805: Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

In a business combination achieved in stages, the Company re-measures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss in earnings.

(c) Use of estimates

The preparation of these consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosures of contingent assets and liabilities. Management bases its estimates on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include the allowance for doubtful accounts, the valuation allowance of deferred tax assets, the estimated useful lives of long-lived assets, the impairment assessment of long-lived assets and equity investments, the valuation and recognition of share-based compensation, goodwill and fair value of identifiable assets and liabilities acquired through business combination.

(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

(e) Term deposits

        Term deposits represent time deposits placed with banks with original maturities of more than three months and less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the period.

(f) Short-term investments

Short term investments refer to the available-for-sale investments made in financial instruments with guaranteed return of principal upon maturity with a variable interest rate indexed to the performance of underlying assets.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. The carrying amount of investments approximates their fair value. To estimate fair value, the Company refers to the quoted rate of return provided by banks at the end of each period using discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Since the Group did not intend to hold the financial instruments over one year, they were classified as short-term investments. For the years ended December 31, 2010, 2011 and 2012, the Group did not record any fair value changes of short-term investments.

(g) Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. The following table presents movement of the allowance for doubtful accounts:

	Balance at Beginning of Year	Charged to Expenses	Write-Offs Net of Recoveries	Balance at End of Year
	US$	US$	US$	US$
Allowance for doubtful accounts
2010	—	315	—	315
2011	315	321	—	636
2012	636	459	—	1,095

(h) Inventory

Inventories, consisting of products and devices available for sale, are accounted for using first in first out method, and are valued at the lower of cost or market. This valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

(i) Equity investments

The Company’s long-term investments are comprised of cost method investments and equity method investments.

Cost method investments

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Equity method investments

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income after the date of acquisition. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero.

Sales of equity interests of an investee by the company is accounted for as gains or losses equal to the difference at the time of sale between selling price and carrying amount of the equity interests sold.

Impairment for equity investments

The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary.

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years

Expenditure for repairs and maintenance is expensed as incurred. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

(k) Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of December 31, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than- not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not record any goodwill impairment losses for the years ended December 31, 2010, 2011 and 2012.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

(l) Intangible Assets

Intangible assets, comprising computer software, domain name use right, revenue sharing agreements, customer relationship, non-compete agreements, user base, technology, game and other finite-lived intangible assets, which are separable from the fixed assets, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets.

(m) Impairment of long-lived assets

The carrying amounts of long-lived assets other than goodwill are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment of long-lived assets was recognized for any of the periods presented.

(n) Functional currency and foreign currency translation

The Group’s reporting currency is the U.S. dollar (“US$”). The functional currency of NQ, NQ HK and NQ US is US$ while the functional currency of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries is RMB. The functional currency of NQ Taiwan is Taiwan dollar. In the consolidated financial statements, the financial information of the Company’s subsidiaries, VIE and VIE’s subsidiaries has been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the statements of shareholders’ equity and comprehensive income.

Transactions denominated in currencies other than the functional currency are translated into prevailing functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income.

(o) Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and/or service has been performed, the price is fixed or determinable and collection is reasonably assured.

Revenue is recorded net of business tax and related surcharges of US$523, US$1,238 and US$3,001 for the years ended December 31, 2010, 2011 and 2012, respectively.

Revenues presented in the consolidated statements of comprehensive income include revenues from consumer mobile security (previously named as “Premium Mobile Internet Services”), enterprise mobility, mobile games and advertising and other services.

Consumer mobile security

Consumer mobile security revenues are derived principally from providing premium mobile security and productivity services to end users. The basic functions of security and productivity services, including anti-virus, anti-malware, anti-spam, privacy protection, data backup and recovery are free of charge. The customers are charged for updating the anti-virus database on a pay-per-use basis or paying a fee to subscribe to the premium security and productivity services including continuous update of anti-virus database, continuous update of the semantics of anti-spam, and advanced privacy protection on a monthly, quarterly, semi-annually or annually basis. The Group recognizes revenue for premium services considered to be software-related (e.g., mobile security services) in accordance with industry specific accounting guidance for software and software related transactions. For premium services where the customer does not take possession of fully-functioning software (e.g., mobile productivity services), the Group recognizes revenue pursuant to ASC 605, Revenue Recognition. Provided collectability is probable, revenue is recognized over the usage period which is the same for software-related services and services where software is incidental to the provision of the services. Basic functions and customer support are provided to end users free of charge, whether they subscribe to our services or not. Customer arrangements may include premium mobile security and productivity services which are multiple elements. Revenue on arrangements that include multiple elements is allocated to each element based on the relative fair value of each element. Fair value is generally determined by vendor specific objective evidence (“VSOE”). In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standard for multiple deliverable revenue arrangements, which provided updated guidance on whether multiple deliverables exist, how deliverables in an arrangement should be separated, and how consideration should be allocated. This standard eliminates the use of the residual method and requires arrangement consideration to be allocated based on the relative selling price for each deliverable. The selling price for each arrangement deliverable can be established based on VSOE or third-party evidence (“TPE”) if VSOE is not available. The new standard requires the application of an estimate of selling price (“ESP”) if neither VSOE nor TPE is available. On January 1, 2011, the Company adopted ASU 2009-13 on a prospective basis for applicable transactions originating or materially modified after December 31, 2010. The adoption of this standard did not have a significant impact on the Company’s revenue recognition for multiple deliverable arrangements. For all the periods presented, the usage period for the elements in arrangements that include multiple elements is the same. No allocation was performed as there is no impact from the allocation on revenue recognized.

Revenue for pay-per-use services is recognized on a per-use basis when the update is made. Proceeds from sale of subscription services are deferred when received and revenue for the subscription services is recognized on a straight-line basis over the estimated service period provided all revenue recognition criteria have been met.

The payment channels include wireless carriers and service providers, prepaid cards, and third party payment processors.

Wireless carriers and service providers. The Group, via SPs, cooperates with wireless carriers to provide consumer mobile security services to the customers. In China, SPs have the exclusive licenses to contract with wireless carriers in offering consumer mobile security services to the end users and they are mainly responsible for assisting in the billing of consumer mobile security services. Wireless carriers are mainly responsible for billing, collection and customer support relating to the end users. Under certain circumstances, the Group itself is an SP and contracts directly with wireless carriers.

Fees paid for premium service are charged to the customers’ telephone bills and shared between the Group and wireless carriers. The sharing percentage is fixed and determined by wireless carriers. The Group does not enter into the arrangements directly with the wireless carriers except when the Group acts as an SP itself and the wireless carriers are not acting as an agent for the Group in the transactions. Therefore, the revenue recognized is net of the amounts retained by the wireless carriers.

The Group recognizes and reports its consumer mobile security services revenues on a gross basis based on its and SPs’ portion of the billings as the Group has the primary responsibility for fulfillment and acceptability of the consumer mobile security services and is considered a principal in the transactions. The amounts attributed to SPs’ share are determined pursuant to the arrangements between SPs and the Group and are recognized as costs of revenues.

To recognize consumer mobile security services revenues, the Group relies on wireless carriers and SPs to provide it the billing confirmations for the amount of services they have billed to their mobile customers. At the end of each reporting period, when the wireless carriers or SPs are yet to provide the Group the monthly billing confirmations, the Group uses information generated from its internal system as well as the historical data to estimate the amounts of collectable consumer mobile security services fees and to recognize revenue. Historically, there have been no significant adjustments to the revenue estimates.

Prepaid cards. The Group sells prepaid cards to customers through independent distributors. The customers can use the prepaid cards to subscribe to the premium services. Once the customers activate the premium service using the prepaid cards, the Group starts to recognize its revenues on a straight-line basis over the service period. While the Group has primary responsibility for fulfillment and acceptability, it does not have control of, and generally does not know, the ultimate selling price of the prepaid cards sold by the distributors, and therefore, net proceeds from the distributors form the basis of revenue recognition.

Third party payment processors. The customers can also subscribe to the Group’s premium service directly through its website and the billings are handled by third party payment processors. Under these circumstances, the Group has the primary responsibility for fulfillment and acceptability and recognizes the revenue on a gross basis. The amounts attributed to third party payment processors are recognized as costs of revenue.

Enterprise mobility

Enterprise mobility revenues are derived principally from hardware sales to enterprise users, technology and software development, and commission income shared from mobile network operators.

Hardware is considered delivered to customers once customers acknowledge the receipt of the hardware delivered and title and risk of loss have been transferred. For most of the Group’s hardware sales, these criteria are met at the time customers sign delivery notes. The Group recognizes technology and software development revenue when the project is completed as confirmed by the customer. Commission income derived from bringing enterprise users to the mobile network operators and is determined based on fixed percentages as agreed with the mobile operators, of actual charges to the enterprise users. Commission incomes are recognized in the month in which the service is provided to the enterprise users. For the amount of revenues to be recognized, the Company firstly estimates the amount of service fee and recognizes revenue based on the fixed commission rates as stipulated on the contract that multiply the estimated customer charges. When the Company later receives the statements of actual charge issued by the mobile network operators, the Company records a true-up adjustment. Based on the historical experience, there were no material adjustments identified.

Mobile games and advertising

Mobile games and advertising revenue comprises of mainly the revenue from the advertisement placement services in the Group’s platform.

The Group enters into pay-per-action arrangements for promoting applications, under which it bills its customers based on the volume of end users who click the advertisement and activate the application. Revenue is recognized based on the volume tracked and the pre-agreed unit price. The Group also enters into pay-for-time contracts, under which the Group bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages. Revenue is recognized ratably over the period the advertising is displayed.

Other services revenues

Other services revenues are derived principally from fees paid by third party business partners for referring customers to them and providing technology development services. The Group recognizes referral revenue when the referral occurs and the technology development revenue when the performance is completed.

(p) Cost of revenues

Cost of revenues primarily consists of customer acquisition cost paid to third party business partners based on number of end users referred by them, which are expensed when earned by third party business partners, fees paid to the handset makers for them to preload the Group’s software and fees paid to or retained by SPs and third party payment processors for their services relating to the billing of the Group’s consumer mobile security revenues. Cost of revenues also includes the hardware procurement cost for our enterprise mobility business, as well as fees paid to third parties for placing advertisements on their platforms. Staff costs of those departments directly involved in providing consumer mobile security, enterprise mobility, mobile games and advertising as well as other services are also included in cost of revenues.

(q) Marketing and Advertising costs

Marketing and Advertising costs are expensed as incurred. Included in selling and marketing expense are marketing and advertising costs of US$1,781, US$2,929 and US$8,546 for the years ended December 31, 2010, 2011 and 2012, respectively.

(r) Research and development

Research and development related expenses consist primarily of payroll-related expenses. Costs incurred for the development of mobile security, productivity software, technology and software for enterprise customers, and technology of mobile platforms prior to the establishment of technological feasibility are expensed when incurred. Once the software has reached technological feasibility with a proven ability to operate in the market, all subsequent software development costs are capitalized until that software is marketed. Technical feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and software design documentation. The costs incurred for development of software have not been capitalized because the period after the date technical feasibility is reached and the time when the software is marketed is short historically and the development cost incurred in the period are insignificant. As software development costs that qualified for capitalization were insignificant, all software development costs have been expensed when incurred for the years ended December 31, 2010, 2011 and 2012.

(s) Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight line basis over the lease periods.

(t) Gain on change of interest in an associate

The gain on change of interest in an associate represents the difference at the time of change of interest in an associate between the transfer price and carrying amount of the interest transferred. See Note 4 - Business Combination.

(u) Other income, net

Other income mainly consists of government subsidies, income derived from American Depositary Receipt (“ADR”) arrangements entered into between the Company and an ADR depositary bank (“DB”) in February 2011, and the gain from step acquisition in relation to the acquisition of Beijing Feiliu (Note 4) as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Gain from step acquisition	—	—	2,882
ADR reimbursement	—	306	459
Government subsidies	148	155	40
Other expenses	(13)	(155)	(17)

Total	135	306	3,364

        Government subsidies are originally deferred when received upfront. The subsidies are recognized as other income in the period when the Group has met all of the conditions attached to the subsidies. During the years ended December 31, 2010, 2011 and 2012, the Group recorded other income for cash subsidies received from the PRC government of US$148, US$155 and US$40, respectively. As of December 31, 2011 and 2012, there was no deferral relating to cash subsidy received from the PRC government.

According to the ADR arrangements, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB’s services. Total fixed monetary reimbursements over the terms of this arrangement amounted to US$2,300. All the reimbursements are subject to the compliance of the Company on all term of the contracts, including the non-existence of default conditions stipulated in the contracts. The Company performed detailed assessments over such conditions and deemed these conditions remote as of December 31, 2012. Total reimbursements are recognized evenly over the contract term as other income. For the year ended December 31, 2011 and 2012, the Group recorded other income of US$306 and US$459 respectively.

The gain from step acquisition represents the difference between the fair value and carrying amount of the previously held equity interest by the Group in a step acquisition when there is a control change. See Note 4 - Business Combination.

(v) Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed.

The Group recorded employee benefit expenses of US$829, US$1,250 and US$1,845 for the years ended December 31, 2010, 2011 and 2012, respectively.

(w) Share-based compensation

The Group grants share options and restricted shares to its selected employees, directors and non-employees. Awards granted to employees are measured at the grant date based on the fair value of the award and are recognized as an expense using graded vesting method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period.

Awards granted to non-employees are measured at fair value at the earlier of the commitment date or the date the services are completed. Awards are re-measured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are rendered and awards are vested. Changes in fair value between interim reporting dates are attributed consistent with the method used in recognizing the original compensation costs.

Binomial option-pricing models are adopted to measure the value of awards. The determination of fair value is affected by the share price as well as assumptions relating to a number of complex and subjective variables, including but not limited to the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the option-pricing model requires extensive actual employee and non-employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions.

Forfeiture rates are estimated at the time of grant and are revised in subsequent periods if actual forfeitures differ from those estimates.

(x) Non-controlling interest

Non-controlling interest represents the equity interest in subsidiaries that is not attributable, either directly or indirectly, to the Company’s shares in such subsidiaries. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest in the results of the Company is presented on the face of the consolidated statements of comprehensive income as an allocation of the total profit or loss for the periods between non-controlling shareholders and the shareholders of the Company.

(y) Income tax

Current income tax is provided on the basis of income for financial reporting purpose, adjusted for income and expense items which are not assessable or deductible for income tax purpose, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax is accounted for using the liability approach which requires the recognition of income tax payable or refundable for the current year and deferred income tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns. Deferred income tax is determined based on the differences between the financial reporting and tax basis of assets and liabilities and is measured using the currently enacted income tax rates and laws. The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in the consolidated statements of comprehensive income in the period when such changes are enacted. A valuation allowance is provided to reduce the carrying amounts of deferred income tax assets if it is considered more likely than not that a portion or all of the deferred income tax assets will not be realized.

Uncertain tax position

The Group adopted the guidance on accounting for uncertainty in income tax on January 1, 2008. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income tax in interim periods and related tax disclosures. Significant judgments are required in evaluating the Group’s uncertain tax positions and determining its provision for income tax. The Group did not have any interest and penalties associated with tax positions for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2011 and 2012, the Group did not have any significant unrecognized uncertain tax positions.

(z) Statutory reserve

The Company’s PRC subsidiaries, VIE and the VIE’s subsidiaries in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (determined under the Accounting Standards for Business Enterprises promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including (i) general reserve fund; (ii) enterprise expansion fund; and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective companies. Appropriations to the other two reserve funds are subject to discretion of respective companies.

In accordance with China Company Laws, the Company’s PRC subsidiary, VIE and the VIE’s subsidiaries that are domestic companies, must make appropriations from their after-tax profit (determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus funds; and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective companies. Appropriation to the discretionary surplus fund is made at the discretion of respective companies.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase of registered capital of the respective companies. These reserves are not allowed to be transferred to the Company in any forms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2010, 2011 and 2012, profit appropriation to the general reserve fund and the statutory surplus fund (“statutory reserve”) totalled US$nil, US$nil and US$2,938, respectively, and there was no profit appropriation to other reserve funds for any of those years.

(aa) Earnings/ (Loss) per share

Basic earnings/(loss) per class A and class B common share is computed by dividing net income/(loss) attributable to holders of common shares by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income/(loss) is allocated between common shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to common shareholders adjusted for the effect of dilutive common share equivalents, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Dilutive common share equivalents consist of restricted shares issuable upon the exercise of stock options (using the treasury stock method) and conversion of convertible preferred shares (using the if-converted method). The dilutive effect of share-based awards with performance or market conditions is not considered before the performance targets or market conditions are actually met. Common share equivalents are not included in the denominator of the diluted earnings/(loss) per share calculation when inclusion of such shares were anti-dilutive, such as in a period in which a net loss is recorded.

(ab) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

(ac) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding those resulting from investments by and distributions to shareholders. Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustment and unrealized gain or loss from available-for-sale investments.

(ad) Segment reporting

Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Group’s chief operating decision-maker (“CODM”), the Chief Executive Officer, in deciding how to allocate resources and assess performance.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results.

The Company has determined that the business segments that constitute its primary reportable segments are consumer and enterprise.

Before 2012, the Group principally engaged in consumer mobile security and other services and operated and managed this business as a single segment. In 2012, the Group expanded its business by the acquisition of NationSky in enterprise mobility services and the acquisition of Beijing Feiliu and its subsidiary, Beijing Red, (Collectively, the “Beijing Feiliu Group”) in mobile games and advertising services. The group generated revenues from the operations of such businesses. Considering the short period for which Beijing Feiliu Group was consolidated, the operating results of Beijing Feiliu Group were not material to be a reportable segment and were combined with the operating results of consumer mobile security and others for CODM’s review. As a result, the Company’s CODM separately reviewed key information of each of two operating segments consisting of consumer and enterprise in order to optimize the management of operations. The Group’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies as they are facing different group of customers. Enterprise segment was acquired as a unit, and the management at the time of the acquisition was retained.

The Group generates its revenues from customers in the PRC and overseas. Net revenues from customers in the PRC were US$11,484, US$23,017 and US$55,241 for the years ended December 31, 2010, 2011 and 2012, respectively. Net revenues from its overseas customers were US$6,211, US$17,654 and US$36,527 for the years ended December 31, 2010, 2011 and 2012, respectively.

Substantially all the Group’s long-lived assets are located in PRC.

(ae) Fair value measurement

The Company’s financial instruments include cash equivalents, term deposits, short-term investments, accounts receivable, certain other current and non-current assets, accounts payable, accrued expenses and other current liabilities and other non-current liabilities. For fair value measurement, U.S. GAAP establishes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—other inputs that are directly or indirectly observable in the marketplace.

Level 3—unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See Note 12 – Fair value measurements.

(af) Effect of Recent accounting Pronouncements

In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment.” The revised guidance applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Under the revised guidance, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass a qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. In conducting a qualitative assessment, an entity should consider the extent to which relevant events and circumstances, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment. An entity also should consider whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived intangible asset is impaired. An entity should consider positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived intangible asset is impaired. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. There is no impact on the Company’s consolidated financial statements of adopting this guidance as there are no indefinite-lived intangible assets held by the Company for each of the three years ended and as of December 31, 2012.

In February 2013, the FASB issued revised guidance on “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The revised guidance will not have a material effect on the Group.

Concentration and Risks	12 Months Ended
Dec. 31, 2012
CONCENTRATION AND RISKS [Abstract]
Concentration and Risks

3. CONCENTRATION AND RISKS

(a) Credit risks

Financial instruments that potentially expose the Group to concentrations of credit risk primarily consist of cash and cash equivalents, term deposits, short-term investments, accounts receivables and other receivables. As of December 31, 2011 and 2012, a majority of the Group’s cash and cash equivalents and term deposits were held by financial institutions located in the PRC that management believes are of high-credit ratings and quality.

(b) Concentration of risks

The Group’s revenue consists of revenues from consumer mobile security, enterprise mobility, mobile games and advertising, and other services. The Group collects revenues from end users through wireless carriers, SPs, independent distributors and other third party agents. The top 10 of these intermediaries accounted for 87%, 93% and 77% of the Group’s total net revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table summarizes the percentage of the Group’s revenues from Tianjin Yidatong Technology Development Co., Ltd. (“Yidatong”), wireless carriers, other SPs or independent distributors with over 10% of total net revenues:

	For the Years Ended December 31,
	2010	2011	2012
Yidatong	21%	26%	22%
A	10%	1%	2%
D	10%	13%	11%
F	10%	10%	8%

The following table summarizes the percentage of the Group’s accounts receivables due from Yidatong, wireless carriers, other SPs or independent distributors with over 10% of the Group’s total accounts receivables:

	As of December 31,
	2011	2012
Yidatong	20%	17%
D	23%	13%
E	12%	8%

(c) Foreign currency risk

The Group conducts its business in both the PRC and overseas. A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes based on the PRC central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the companies in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

(d) PRC Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide mobile Internet services through contractual arrangements in the PRC since this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.

The relevant regulatory authorities would have broad discretion in interpreting applicable laws and regulations. If the PRC government determines that the Group does not comply with applicable laws and regulations, it could revoke the Group’s business and operating licenses, require the Group to discontinue or restrict its operations, restrict its right to collect revenues, block its website, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The PRC government may also require the Group to restructure the Group’s operations entirely if it considers that its contractual arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government is yet to find any such contractual arrangements to be in non-compliance. However, any such restructuring may cause significant disruption to the Group’s business operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive their economic benefits, this may result in the Group being unable to control, and hence unable to consolidate, the VIE and its subsidiaries.

(e) Risks related to the VIE of the Group

It is possible that the Company’s operation of certain of its operations and businesses through VIE could be found by PRC authorities to be in violation of PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If such a finding were made, regulatory authorities with jurisdiction over the licensing and operation of such operations businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company’s income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company’s business operations, and have a materially adverse impact on the Company’s cash flows, financial position and operating performance. The Company’s management considers the possibility of such a finding by PRC regulatory authorities to be remote.

In addition, it is possible that the contracts with the Company, the Company’s VIE and shareholders of its VIE would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company was unable to enforce these contractual arrangements, the Company would not be able to exert effective control over the affected VIE. Consequently, the results of operations, assets and liabilities of the VIE and its subsidiaries would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position and operating performance would be materially adversely affected. The Company’s contractual arrangements with respect to its consolidated VIE are approved and in place. The Company’s management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company’s operations and contractual relationships would find the contracts to be unenforceable.

Business Combination	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATION [Abstract]
Business Combination

4. BUSINESS COMBINATION

For Enterprise Business

Acquisition of NationSky

On May 11, 2012, the Group acquired 55% of the equity interests in NationSky, which is engaged in enterprise mobility services, for cash consideration of US$3,157 and 2,300,000 common shares of the Company, the fair value of which was US$4,196. The Group began to consolidate NationSky’s financial statements on June 1, 2012. The purpose of the acquisition was to expend into the enterprise mobility market.

On the acquisition date, the allocation of the consideration for assets acquired, liability assumed and non-controlling interest based on their fair value was as follows (in thousands):

As of May 11, 2012
US$
Cash consideration	3,157
Shares consideration	4,196

Total consideration transferred	7,353
Cash	3,892
Other tangible assets	4,482
Identifiable intangible assets acquired	5,058
Liability assumed	(3,367)
Goodwill	2,083
Fair value of non-controlling interest	(4,795)

Total	7,353

The fair value of shares consideration is measured based on the market price of the Company’s share on the acquisition date. The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to the NationSky segment. The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied.

Total identifiable intangible assets acquired upon acquisition mainly include customer relationship of US$1,310, revenue sharing agreements of US$2,462, non-compete agreement of US$347, and the technology of a platform to develop the customized mobile applications of US$939, which have an estimated weighted average useful life of 6.8 years. Goodwill primarily represents the expected synergies from combining operations of NationSky with those of the Group, which are complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The fair value of non-controlling interest in NationSky has been determined with the assistance of an independent third party valuation firm mainly based on the number of shares held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration other factors, as appropriate.

The amount of net revenue and net income of NationSky included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2012 are US$12,552 and US$1,184, respectively, which accounted for 13.7% and 11.9% of the Group’s consolidated net revenue and net income for the year ended December 31, 2012.

Prior to the acquisition, NationSky did not prepare its financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statements of NationSky for the periods prior to the acquisition outweighed the benefits. Thus the Company’s management believes the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impracticable.

For Consumer Business

Acquisition of Beijing Feiliu and Beijing Red

On September 1, 2010, Beijing Technology signed an agreement under which Beijing Technology paid US$2,462 to Beijing Feiliu, which was engaged in the promotion services of mobile applications in China, in exchange for 1) 33% of the equity interests in Beijing Feiliu, and 2) the prepaid customer acquisition cost. The Group estimates separately the fair value of its equity investment and the fair value of the prepaid customer acquisition cost. Based on their relative fair value, the Group allocated US$1,007 as equity investment and US$1,455 as prepaid customer acquisition cost. The prepaid customer acquisition cost is being amortized until November 30, 2012 based on the number of estimated users developed for each reporting period under this program. The investment was accounted for under the equity method of accounting due to the Group’s inability to control Beijing Feiliu prior to November 30, 2012.

In July 2012, the Company, through Beijing Technology, and all other shareholders of Beijing Feiliu transferred 20% of the equity interest in Beijing Feiliu to a new shareholder, in exchange for the transfer of certain intangible assets. Accordingly the equity interest of the Company on Beijing Feiliu was decreased from 33% to 26.4%. The fair value of the intangible assets being valued were higher than the carrying amount of the equity interest which the Company transferred, which resulted a gain of US$943 recorded by the Company as changes of interest in an associate for the year ended December 31, 2012.

On November 30, 2012, the Group acquired Beijing Red and the remaining equity interests in Beijing Feiliu for the consideration of 12,346,647 common shares of the Company with certain sales restrictions, the fair value of which was US$16,421. As a result of this acquisition, the Group also made Beijing Red a wholly owned subsidiary of Beijng Feiliu. The Company began to consolidate the consolidated financial statements of Beijing Feiliu commencing on December 1, 2012. The purpose of the acquisition was to offer mobile games and interest-based community apps to the users through Beijing Feiliu’s platform.

On the acquisition date, the allocation of the consideration for the assets acquired and liability assumed based on their fair value was as follows(in thousands):

As of November 30, 2012
US$
Fair value of previously held 26.4% equity interests	5,568
Consideration transferred	16,421

Total consideration	21,989
Cash	490
Other tangible assets	4,167
Identifiable intangible assets acquired	4,977
Liability assumed	(3,493)
Goodwill	15,848

Total	21,989

In accordance with ASC 805 in a business combination achieved in stages the Group re-measured its previously held equity interest in Beijing Feiliu on its acquisition-date fair value using the discounted cash flow method and recognized a gain of US$ 2,882 in other income for the year ended December 31, 2012. The fair value of the Group’s previously held equity interests in Beijing Feiliu on the acquisition date was determined by the Company with the assistance of an independent third party valuation firm with the income approach applied.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied.

Total identifiable intangible assets acquired upon acquisition mainly include customer relationship of US$80, user base of US$2,433, technology of various mobile platforms for mobile games downloading and knowledge sharing of US$2,273, and the self developed game acquired from Beijing Red of US$191, which have an estimated weighted average useful life of 2.6 years. Goodwill primarily represents the expected synergies from combining operations of the Feiliu Group with those of the Group, which are complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

Based on an assessment of the acquired company’s financial performance made by the Group, the acquired company is not considered material to the Group. Thus management believes that the presentation of pro forma financial information with regard to the results of operations of the Group including the acquired company is not necessary.

Short-term Investments	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS [Abstract]
Short-term Investments

5. SHORT-TERM INVESTMENTS

Short term investments refer to the available-for-sale investments made in financial instruments with guaranteed return of principal upon maturity with a variable interest rate indexed to the performance of underlying assets.

The Group recorded realized (loss)/gains of US$(102), US$29 and US$0 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group did not record any unrealized gains for the years ended December 31, 2010, 2011 and 2012, respectively.

Inventory	12 Months Ended
Dec. 31, 2012
INVENTORY [Abstract]
Inventory	6. INVENTORY

December 31, 2012
US$
Mobile phones	425
Electronic equipments	4

Total	429

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2011	2012
	US$	US$
Housing loans to employees (Note 23)	124	182
Advances to employees	288	2,073
Deposits to suppliers	1,209	1,874
ADR reimbursements	214	—
Prepaid customer acquisition costs to Beijing Feiliu (Note 4)	689	—
Interest receivables	648	1,524
Receivables in connection with exercise of options	3,166	2,018
Receivables from an employee in connection with tax withheld for the vesting of the restricted shares	—	1,010
Share subscription monies receivables	354	1,198
Bridge loans in connection with ongoing investments	—	6,141
Prepayment for Inventory	—	681
Others	114	313

Total	6,806	17,014

As of December 31, 2012, the Group had interest-free loan balances of US$6,141 to potential investees in consideration of future acquisitions or investments on these investees.

Equity Investments in Associates	12 Months Ended
Dec. 31, 2012
EQUITY INVESTMENTS IN ASSOCIATES [Abstract]
Equity Investments in Associates

8. EQUITY INVESTMENTS IN ASSOCIATES

	December 31,
	2011	2012
	US$	US$
Equity method investments
Beijing Feiliu (Note 4)	1,182	—
Beijing NQ Guotai Investment Management Limited Partnership	—	—

Sub-total	1,182	—
Cost method investments	—
Pansi Infinity (Beijing) Technology Co., Ltd	—	2,864
Shifang Huida Technology Co., Ltd	—	2,386
Hesine Technologies International Worldwide Inc	—	6,416
SIINE., Ltd	—	600
Shanghai Yinlong Information and Technology Co., Ltd	—	1,712

Sub-total	—	13,978

Total	1,182	13,978

On September 1, 2010, Beijing Technology acquired 33% of the equity interests in Beijing Feiliu and has significant influence over it. Therefore, the equity investment was accounted for using the equity method with the cost allocation as follows:

Allocated Value
US$
Share of net tangible assets acquired	151
Goodwill	856

Investment in Beijing Feiliu	1,007

The change in Group’s investment accounted for by the equity method is summarized as follows:

Beijing Feiliu
US$
Balance as of December 31, 2010	1,012
Share of profit in equity investment	119
Cumulative translation difference	51

Balance as of December 2011	1,182
Share of profit in equity investment	543
Gain from change in interest in an associate	943
Re-measurement gain in equity investment	2,882
Cumulative translation difference	18

Balance as of November 30 2012	5,568
Eliminated as a result of the acquisition of Feiliu	(5,568)

Balance as of December 31, 2012	—

On November 30, 2012, the Group has acquired the remaining interest in Beijing Feiliu. See Note 4 – Business combination.

In December of 2012, Beijing NQ Guotai Investment Management Limited Partnership (“NQ Guotai”) was set up. The Group owns 49.5% of the equity interest, through Tianjin Qingyun as a limited partner, in NQ Guotai. The Group shall invest RMB99,000 (US$15,778) of the total registered capital of RMB200,000 (US$31,875). In March, 2013, Tianjin Qingyun injected part of the paid-in capital of RMB65,000 (US$10,359). The Group accounted for the investment by equity method.

The change in Group’s investment accounted for by the cost method is summarized as follows:

Investment
US$
Balance as of December 31, 2011	—
Investment in Pansi Infinity (Beijing) Technology Co., Ltd	2,864
Investment in Shifang Huida Technology Co., Ltd	2,386
Investment in Hesine Technologies International Worldwide Inc	6,416
Investment in SIINE., Ltd	600
Investment in Shanghai Yinlong Information and Technology Co., Ltd	1,712

Balance as of December 31, 2012	13,978

In June of 2012, the Group acquired 30% of the equity interests in Pansi Co., Ltd., which is engaged in applications and services of mobile platform for a cash consideration of US$2,864.

In June of 2012, the Group acquired 25% of the equity interests in Shifang Co., Ltd., which is engaged in research and development of browsers and web navigational site for a cash consideration of US$2,386.

In August of 2012, the Group acquired 31.71% of the equity interests in Hesine Technologies International Worldwide Inc. (“Hissage”)., a provider of mobile messaging solution that provides with mobile push notification and messaging services across various radio access technologies and wireless carriers, for considerations of US$500 in cash and 3,821,655 common shares with fair value of US$5,916.

The Group used the cost method to account for these investments above since the equity interests the Group hold in these entities had no risk and reward characteristics that are substantially similar to common share or in-substance common share.

In August of 2012, the Group acquired 15.7% of the equity interests in SIINE Limited, a designer, manufacturer and marketer of user interface tools for Web, Connected TV, Gaming and Mobile devices for a cash consideration of US$600.

In September of 2012, the Group acquired 18.9% of the equity interests in Shanghai Yinlong Information and Technology Co., Ltd., which mainly engaged in the development of internet related technologies, especially voiceprint identification technology, for a cash consideration of US$1,712.

As the Group does not have significant influence over SIINE Limited and Shanghai Yinlong Information and Technology Co., Ltd, the Group accounted for the equity investments using the cost method.

The Group has performed an impairment analysis and determined that there was no impairment on the investments above for the year ended December 31, 2012.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net

9. PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012
	US$	US$
Computer equipment	1,129	1,991
Leasehold improvements	624	1,034
Electronic equipment	261	344
Office equipment	189	983
Motor vehicles	50	50

Total	2,253	4,402

Less: accumulated depreciation	(1,175)	(1,968)

Property and equipment, net	1,078	2,434

The depreciation expense for property and equipment was US$346, US$465 and US$644 for the years ended December 31, 2010, 2011 and 2012, respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

10. INTANGIBLE ASSET, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2012
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,873	(443)	2,430
Domain name use right	1,550	(233)	1,317
Revenue sharing agreement	2,482	(191)	2,291
Customer relationship	1,400	(118)	1,282
Non-compete agreement	350	(31)	319
User base	2,434	(67)	2,367
Technology	3,214	(172)	3,042
Game	191	(26)	165

Total	14,494	(1,281)	13,213

	As of December 31, 2011
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	338	(220)	118
Domain name use right	1,550	(78)	1,472

Total	1,888	(298)	1,590

Computer software is amortized over five years on average in general. The amortization expense for the computer software was US$56, US$132 and US$223 for the years ended December 31, 2010, 2011 and 2012, respectively.

In July 2011, the Company purchased a domain name NQ.com from a third party (the “Licensor”) with a consideration of US$1,550. The Company has been granted an exclusive license for the use of the domain name for ten years from July 2011 to July 2021. Unless renewed, upon the expiration or earlier termination of this agreement, the Licensor shall have the right to license the domain name to any other party as the Licensor desires. However, if the Licensor intends to transfer the domain name to another party, the Licensor must first offer the domain name to the Company for purchase. If the Company decides not to purchase the domain name, Licensor may then transfer the domain name to a third party. The Company amortized the domain name using the straight-line method over the estimated useful lives of the domain name of ten years as set out in the contract terms. The amortization expense for acquired domain name use right was US$78 and US$155 for the years ended December 31, 2011 and 2012.

The Group performs valuation of the intangible assets arising from business combinations to determine the fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated weighted average useful life
Revenue sharing agreement	7.6 years
Customer relationship	6.5 years
Non-compete agreement	6.6 years
User base	1.5 years
Technology	4.3 years
Game	0.6 years

The amortization expense for above intangible assets arising from business combination was US$605 for the year ended December 31, 2012.

The estimated amortization expense for the total intangible assets above for each of the next five years and beyond is as follows:

Amount
US$
For the year ending
2013	3,219
2014	3,033
2015	2,898
2016	1,448
2017	1,150
2018 and thereafter	1,465

Total	13,213

Goodwill	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Goodwill

11. GOODWILL

On May 11, 2012, the Group acquired 55% equity interests in NationSky. On November 30, 2012, the Group acquired Beijing Feiliu and Beijing Red. See Note 4 – Business combination.

The changes in carrying amount of goodwill by segment for the year ended December 31, 2012 are as follows:

	Consumer	Enterprise	Total
	US$	US$	US$
Balance as of December 31, 2011	—	—	—
Increase in goodwill related to acquisition	15,848	2,083	17,931
Foreign currency translation adjustment	10	17	27
Impairment losses	—	—	—

Balance as of December 31, 2012	15,858	2,100	17,958

In 2012, there are two reporting segments including consumer and enterprise. There is one reporting unit in each segment respectively.

The Company tests goodwill for impairment at the reporting unit level on November 1, 2012. The impairment test for goodwill involved a two-step process. Step one consisted of a comparison of a reporting unit’s fair value to its carrying value. The fair value of the reporting unit was determined based on discounted cash flows, market multiple or appraised values, as appropriate. As the carrying value of the reporting unit was lower than its fair value, step two of the goodwill impairment test was not performed. Accordingly for the year ended December 31, 2012, the Group concluded that goodwill was not impaired.

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement

12. FAIR VALUE MEASUREMENT

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 and 2012:

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Cash and cash equivalents	18,862	—	18,862	—
Term deposits	101,503	—	101,503	—
Short-term investments	7,573	—	7,573	—

Total	127,938	—	127,938	—

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Cash and cash equivalents	69,510	—	69,510	—
Term deposits	58,563	—	58,563	—

Total	128,073	—	128,073	—

Term deposits

Term deposits are time deposits with maturities over three months. These time deposits are classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical time deposits and therefore, in order to determine their fair value, the Company had to use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that were observable or could be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term investments

To estimate the fair value of investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group refers to the quoted rate of return provided by banks at the end of each period using discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

As of December 31, 2012, the Group’s investments are issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets. Since the Group did not intend to hold the investment over one year, they are classified as short-term investments.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and certain other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Short-term accounts payable and accrued liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. The Group estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Equity Investment at cost

The Group estimated fair value of the investments accounted for by cost method on a nonrecurring basis only if an impairment charge were to be recognized. For the year ended December 31, 2012, the fair value of the cost method investment was not estimated as there were no identified events or changes in circumstances that had a significant adverse effect on the fair value of the investment and it was not practicable for the Group to estimate the fair value without incurring excessive cost.

Housing loans to employees

The Group estimated fair values of housing loans to employees using the discounted cash flow method. The Group classifies the valuation technique as level 3 of fair value measurement cash flow input which is unobservable in the market,

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2011	2012
	US$	US$
Salaries and social welfare payables	1,109	3,769
Other taxes payables	1,031	5,651
Rental payables	211	259
Accrued legal and professional expenses	790	1,175
Accrued traveling and entertainment expenses	164	411
Others	351	533

Total	3,656	11,798

Share-based Compensation	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Share-based Compensation

14. SHARE-BASED COMPENSATION

On June 7, 2007, the Board of Directors of the Company passed a resolution to adopt the 2007 Global Share Plan (the “2007 Share Plan”) that provides for the granting of options to selected employees, directors and non-employee consultants to acquire common shares of the Company at exercise prices determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 10,000,000 common shares for the issuance under the 2007 Share Plan. On December 15, 2007, the Board of Directors passed a resolution to increase the number of shares reserved for issuance under the Plan to 21,176,471 common shares. On April 26, 2010, December 15, 2010 and February 28, 2011, the Board of Director of the Company passed resolutions to increase the number of shares reserved for issuance under the 2007 Share Plan to 26,415,442, 36,415,442 and 44,415,442 common shares, respectively.

On March 15, 2011, the Board of Directors of the Company passed a resolution to adopt the 2011 Share Incentive Plan (the “2011 Share Plan”) that provides for the granting of options, restricted shares or restricted share units (collectively the “Awards”) to selected employees, directors, and non-employee consultants to acquire common shares of the Company. The exercise prices of the options are determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 13,000,000 common shares for the issuance under the 2011 Share Plan. The Company may grant Awards that entitle holders to up to 13 million shares (the “Authorized Grant Pool”). For every year thereafter, starting in 2012, the Company may add up to a certain number of shares to the Authorized Grant Pool (the “Annual Increase Amount”). The Annual Increase Amount is defined as the number of shares underlying all awards granted in the previous year that are still outstanding.

All Company’s Awards will be exercisable only if Award holder continues employment or non-employee consultant provides service through each vesting date. Granted Awards follow any of the four vesting schedules (“Schedule I”, “Schedule II”, “Schedule III” and “Schedule IV”) below:

Schedule I:

1. 25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2. 1/48 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a three-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of the 2007 Share Plan or 2011 Share Plan

Schedule II:

1. 100% of the Awards will become vested on the first-year anniversary of the vesting commencement date.

Schedule III:

1. 100% of the Awards will become vested when granted and not subject to any vesting terms.

Schedule IV:

1. 25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2. 1/60 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a five-year period thereafter, until fully vested (6 years) or vesting terminates pursuant to terms of the 2007 Share Plan

All option awards will generally expire in 10 years from respective grant dates.

Options

a. Option Modifications

On November 8, 2010, the Board of Directors approved a modification to the terms of all options issued to 69 non-employee consultants to accelerate their vesting on that date. The modification was at the sole discretion of the Company and was carried out based on the fulfillment of service commitment made by these non-employee consultants. As a result of this modification, the Company recognized all remaining unrecognized compensation expense of US$2,452 related to the modified options for the year ended December 31, 2010.

On February 28, 2011, the Board of Directors approved another modification to the terms of all options issued to 51 employees and 70 non-employee consultants to accelerate their vesting on that date. The modification was at the sole discretion of the Company and was carried out to incentivize the employees and based on the fulfillment of service commitment made by non-employee consultants, respectively. As a result of this modification, the Company recognized all remaining unrecognized compensation expense of US$285 related to modified options for the year ended December 31, 2011.

b. Share-based Compensation to One Executive Officer Contingent upon IPO

On December 15, 2010 and March 15, 2011, the Company agreed to grant 499,117 and 90,883 options respectively to one of its executive officers. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these options is measured on respective dates. At the same time, if the Company undertakes any additional equity financing before its IPO, it would issue additional options with the same terms to the executive officer so that total number of options granted would be equal to not less than 1% of the total shares, on a fully-diluted basis, outstanding on the date immediately preceding the closing of the Company’s IPO. These options contingent upon IPO were immediately and fully vested upon the closing of the Company’s IPO. The Company has completed its IPO on May 5, 2011, compensation expense of US$798 was recognized relating to these options contingent upon IPO for the year ended December 31, 2011 and there was no unrecognized compensation expense relating to these options as of December 31, 2011.

c. Share-based compensation to Two Executive Officers

On July 10, 2012, the Company granted 1,062,500 and 52,500 options respectively to two executive officers. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these options is measured on the grant date. Compensation expense of US$262 was recognized relating to these options for the year ended December 31, 2012 and unrecognized compensation expense relating to these options amounted to US$797 as of December 31, 2012.

d. Share-based Compensation to a Significant Business Partner

On November 2, 2011, the Company agreed to grant 1,000,000 options to one of its significant business partners. These options were immediately and fully vested when granted. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these options is measured on the grant date. Compensation expense of US$833 was recognized relating to these options for the year ended December 31, 2011 and there was no unrecognized compensation expense relating to these options as of December 31, 2011.

The Company also agreed to grant up to 5,000,000 performance related options to this business partner upon achieving certain revenue targets or successfully bringing in a strategic operator set forth in the agreement. The Group continuously performed assessment on the granting criteria and considered none of these performance-related criteria been met or expected to be met as of December 31, 2011, no related compensation expense was recognized. The business partner brought in a strategic operator in 2012. As a result, the Company granted 250,000 options to the business partner in July 10, 2012 and recognized compensation expense of US$265 for the year ended December 31, 2012.

e. Share-based compensation to non-employee consultant

On July 10, 2012, the Company granted 200,000 options to non-employee consultant as the payment of consulting fee. The fair value of share-based compensation to be recognized for these options is measured on each period end. The compensation expense of US$38 was recognized relating to these options for the year ended December 31, 2012.

The following tables summarize the Group’s share option activities for the years ended December 31, 2010, 2011 and 2012:

Granted to Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of December 31, 2009	12,483,000	0.15	8.27	2,018

Options granted	12,184,000	0.25	—	—
Options granted contingent upon IPO	499,117	0.40	—	—
Options forfeited or cancelled	(120,500)	0.22	—	—

Outstanding as of December 31, 2010	25,045,617	0.20	8.58	33,775

Options granted	15,657,942	1.24	—	—
Options granted contingent upon IPO	90,883	0.40	—	—
Options exercised	(16,217,250)	0.14	—	—
Options forfeited or cancelled	(881,590)	0.53	—	—

Outstanding as of December 31, 2011	23,695,602	0.92	8.88	3,194

Options granted	3,535,450	1.35	—	—
Options exercised	(1,943,515)	0.28	—	—
Options forfeited or cancelled	(1,464,126)	0.90	—	—

Outstanding as of December 31, 2012	23,823,411	1.04	8.22	4,077

Vested and exercisable as of December 31, 2010	15,169,521	0.10	8.10	21,996
Vested and exercisable as of December 31, 2011	4,208,831	0.27	7.42	3,316
Vested and exercisable as of December 31, 2012	9,143,752	0.85	7.69	3,275

Granted to Non-Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of December 31, 2009	8,595,000	0.19	8.39	985

Options granted	1,780,000	0.40	—	—

Outstanding as of December 31, 2010	10,375,000	0.23	6.12	13,716

Options granted	2,337,500	0.93	—	—
Options exercised	(10,375,000)	0.23	—	—

Outstanding as of December 31, 2011	2,337,500	0.93	9.92	283

Options granted	450,000	1.35	—	—

Outstanding as of December 31, 2012	2,787,500	1.00	9.01	577

Vested and exercisable as of December 31, 2010	10,375,000	0.23	6.12	13,716
Vested and exercisable as of December 31, 2011	1,000,000	0.91	9.84	144
Vested and exercisable as of December 31, 2012	1,584,375	0.99	8.97	348

Management is responsible for determining the fair value of options granted to employees and non-employees and considered a number of factors including valuations.

As disclosed in Notes 2(w), the Group’s share-based compensation cost is measured at the fair value of the award as calculated under the Binomial option-pricing models. Assumptions used in the option-pricing model are presented below:

Granted to Employees	2010		2011		2012
Average risk-free interest rate		3.92%		3.65%		2.4%
Exercise Multiple		2.00		2.62		2.39
Expected Forfeiture Rate (Post-vesting)		0.59%		0.75%		3.42%
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		75%		72%		51%
Dividend yield		0%		0%		0%
Share price	US$	1.236	US$	1.622	US$	1.600

Granted to Non-Employees	2010		2011		2012
Average risk-free interest rate		3.41%		2.70%		2.43%
Exercise Multiple		2.17		N/A		N/A
Expected Forfeiture Rate (Post-vesting)		—		—		—
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		65%		67%		53%
Dividend yield		0%		0%		0%
Share price	US$	0.648	US$	1.001	US$	1.619

The Group estimated the risk free rates based on the yield to maturity of China government bonds denominated in US$ as at the option respective valuation dates. Exercise multiple is estimated as the ratio of fair value of stock over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Multiples of 2 to 3 were used for the options granted in valuation analysis. Life of the stock options is the contract life of the option. Based on the option agreement, the contract life of the option is 10 years. The expected volatility at the date of grant date and each option valuation date was estimated based on historical volatility of comparable companies for the period before the grant date with length commensurate with the expected term of the options. The Group has no history or expectation of paying dividends on its common shares. The Group estimated the fair value of the common shares using the income approach or market approach when valuing options granted before IPO while closing prices of the Company’s publicly traded shares were adopted when valuing options granted in post-IPO period.

The Group estimated the forfeiture rate to be 5% for share options granted as of December 31, 2012.

The Group recorded options related share-based compensation expenses of US$12,502, US$9,874 and US$8,266 for the years ended December 31, 2010, 2011 and 2012, respectively, attributed using grade-vesting method over the requisite service period. As mentioned above, the Group also recorded related share-based compensation expense of US$798 for options granted to an executive upon the completion of IPO for the year ended December 31, 2011. Total fair values of options vested are US$8,468, US$2,736 and US$7,438, for employees and US$3,105, US$833 and US$546, for non-employees during the years ended December 31, 2010, 2011 and 2012, respectively. Weighted average grant date fair values per option are US$0.9854, US$1.1021 and US$0.9066 for the years ended December 31, 2010, 2011 and 2012, respectively. The total intrinsic values of options exercised during the years ended December 31, 2010, 2011 and 2012 were nil, US$15,108 and US$2,707, respectively. The Group did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2010, 2011 and 2012.

As of December 31, 2010, 2011 and 2012, there was US$5,855, US$15,741 and US$9,572, respectively, of total unrecognized compensation expense related to non-vested options under the 2007 Share Plan and 2011 Share Plan. Those costs are expected to be recognized over a weighted-average period of 2.74 years, 3.10 years and 2.58 years, respectively.

Restricted Shares

Share Awards granted under 2011 Share Plan

a. Share Awards to Senior Management

On May 6, 2011, the Group granted a number of restricted shares of the Company with a value of US$1,806 (the “Restricted Shares”) to one of its executive officers of NQ US as his signing incentives. The value of the Restricted Shares was calculated based on their grant date fair values. These Restricted Shares are subject to transfer restrictions with a vesting period of four years since the grant date and were valued at their estimated fair value on the date of the award. These shares were included in the Company’s 2011 Share Plan. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these Restricted Shares is measured on the grant date. On July 10, 2012, the Group granted additional restricted shares of the Company with a value of US$185 to the executive officer with the same vesting period. Compensation expense of US$621 and US$772 were recognized relating to the restricted shares for the years ended December 31, 2011 and 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$1,185 and US$598 as of December 31, 2011 and 2012.

The Group also agreed to award additional number of restricted shares of the Company with a value of US$250 to this executive officer for each contract executed with certain specific customers. The terms of each grant shall provide for full vesting on the second anniversary of the grant date based upon 1/24 vesting each month. The Group continuously performed assessments on the granting criteria and considered none of these performance-related criteria been met or expected to be met as of December 31, 2012, no related compensation expense was recognized.

On July 10, 2012, the Group granted a number of restricted shares of the Company with a value of US$1,604 (the “Restricted Shares”) to an executive officer as incentives. The value of the Restricted Shares was calculated based on their grant date fair values. 25% of the Restricted Shares will vest on the first-year anniversary of the grant date and 1/48 of the Restricted Shares will vest each month over a three-year period thereafter. These shares were included in the Company’s 2011 Share Plan. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these Restricted Shares is measured on the grant date. Compensation expense of US$397 was recognized relating to the Restricted Shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these Restricted Shares amounted to US$1,207 as of December 31, 2012.

On July 27, 2012, the Group granted 463,000 restricted ADSs of the Company with a value of US$1,189 (the “Restricted ADSs”) to two executive officers of NQ US as incentives. The value of the Restricted Shares was calculated based on their grant date fair values. These restricted ADSs are subject to the achievement of either specific performance or market conditions for each of the four-year period beginning the employment date and continued employment with the Company for each year and were valued at their estimated fair value on the date of the award. The restricted ADSs that become vested and non-forfeitable are up to 578,750 since they shall be determined on the last day of each fiscal year based on the percentage achievement of fiscal year performance goal. These shares were included in the Company’s 2011 Share Plan. The Company has first determined whether or not it was probable that the performance condition would be achieved. The fair value of the restricted ADSs calculated reflecting the market condition represents the minimum amount that is recognized as compensation cost assuming the requisite service is completed, even if the performance or market condition is not met. The fair value of the restricted ADSs (without considering the market condition) would be recognized if the performance condition is probable of being achieved. As of December 31, 2012, the Company determines that it is not probable that the performance conditions will be achieved. As a result, the related compensation expense calculated based on the market condition is recognized over the requisite service period using graded vesting method. Compensation expense of US$374 was recognized relating to the restricted Shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these Restricted Shares amounted to US$815 as of December 31, 2012.

b. Share Awards to non-employee consultants

On July 10, 2012, the Group granted 1,150,000 of restricted shares of the Company to non-employee consultants as the payment of consulting fee. The fair value of share-based compensation to be recognized for these restricted shares is measured on each period end. 25% of the restricted Shares will vest on the first-year anniversary of the grant date and 1/48 of the Restricted Shares will vest each month over a three-year period thereafter. The consultants’ service period is four years since the restricted shares were granted. These shares were included in the Company’s 2011 Share Plan. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these restricted shares is measured on the grant date. Compensation expense of US$387 was recognized relating to the restricted shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$1,002 as of December 31, 2012.

Other Share Awards

a. Share Awards to Co-Chief Executive Officer

On January 8, 2012, the Group granted 10, 000,000 restricted shares of the Company to the Co-Chief Executive Officer (“Co-CEO”) of the Company. Of the 10,000,000 restricted shares, 6,000,000 restricted shares will vest over four years provided that he continues his employment with the Company. 25% of the 6,000,000 restricted shares will vest on the first-year anniversary of the employment commencement date and 1/48 of 6,000,000 restricted shares will vest each month over a three-year period thereafter. The remaining 4,000,000 restricted shares are subject to the achievement of either specific performance or market conditions for each of the next four years. The value of the restricted shares under the market or performance conditions was calculated based on their grant date fair values without considering the possibility that the service conditions or performance conditions will be achieved. As all the criteria for establishing grant date were met, the fair value of share-based compensation being recognized for these restricted shares was measured on January 8, 2012.

For the 6,000,000 restricted shares that are subject only to the service condition, the related compensation expenses are being recognized using graded vesting method over the next four years. For the 4,000,000 restricted shares subject to either performance or market condition, the Company has first determined whether or not it was probable that the performance condition would be achieved. The fair value of the restricted shares calculated reflecting the market condition represents the minimum amount that is recognized as compensation cost assuming the requisite service is completed, even if the performance or market condition is not met.

Pursuant to the employment agreement among NQ US, the Company and Co-CEO, the Company shall establish a new entity, NQ Global and shall issue 15% equity interest in NQ Global (“NQ Global Shares”) to the Co-CEO for a nominal value. The NQ Global Shares have an embedded put option where the Co-CEO has the right in his sole discretion, to require the Company to purchase a portion or all of NQ Global Shares owned by the Co-CEO (“Put Option”) at their fair market value on the exercise date. While the NQ Global Shares are fully vested upon their issuance, the Put Option will vest and become exercisable at the rate of 25% of the underlying shares upon each of the first four annual anniversaries of the employment commencement date. All the key terms and conditions were substantially agreed among the counterparties in February 2012 and therefore the grant date was established at that time. Since these NQ Global Shares were fully vested upon grant, the entire compensation expenses of US$451 were recognized on the grant date. The fair value of 15% equity interest in NQ Global is determined based on the income approach.

On May 8, 2012, the Company modified the employment agreement among NQ US, the Company and the Co-CEO so that Co-CEO gave up his 15% equity interest in NQ Global and the related Put Option. Concurrently, the Company granted 9,000,000 restricted shares of the Company to the Co-CEO. Of the 9,000,000 restricted shares, 3,500,000 restricted shares are subject to a four-year service condition and the remaining 5,500,000 restricted shares are subject to the achievement of either specific performance or market conditions for each of the next four years. This was determined to be a modification to the original award granted to the Co-CEO. As a result, the incremental compensation expense of US$14,019, calculated as the excess of the fair value of the 9,000,000 restricted shares over the fair value of 15% equity interest in NQ Global on the modification date, was recognized from May 8, 2012 over the vesting period.

The restricted shares of 9,500,000 subject to either specific performance or market conditions that become vested and non-forfeitable are up to 11,875,000 since they shall be determined on the last day of each fiscal year based on the percentage achievement of fiscal year performance goal. As of December 31, 2012, the Company determines that it is not probable that the performance conditions will be achieved for all the 9,500,000 restricted shares. As a result, the related compensation expense calculated based on the fair value on the grant date that reflects the market condition is recognized over the requisite service period using graded vesting method.

Of the 9,500,000 restricted shares that are subject to the achievement of either specific performance or market conditions, 2,521,755 restricted shares were granted and vested on December 31, 2012, since the market condition for the year ended December 31, 2012 was achieved.

Compensation expense of US$12,330 was recognized relating to the 19,000,000 restricted shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$11,134 as of December 31, 2012.

Three amendments were signed between the company and Co-CEO on January 7, 2013, January 30, 2013 and March 23, 2013 respectively. Any restricted shares that would have vested on January 8, 2013, January 31, 2013, February 28, 2013 or March 31, 2013 shall vest on March 29, 2013 according to these amendments.

On April 3, 2013, an amendment was signed between the Company, the NQ US and the Co-CEO, under which the market conditions were removed and the performance conditions was revised for the restricted shares that will vest in 2013 through 2015.

The Group is in the process of assessing the accounting implications for these amendments.

b. Share Awards in connection with acquisitions

The Group granted 2,875,000 restricted shares of the Company to the non-controlling interest shareholder of NationSky in May, 2012 (Note 4). The value of the restricted shares was calculated based on the fair value of the acquisition date on which all the criteria for establishing grant date were met. These restricted shares are subject to a vesting period of four years and/or certain performance related targets. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these restricted shares is measured on the grant date. Of 2,875,000 restricted shares, 1,725,000 restricted shares are subject only to the service condition. The related compensation expenses are being recognized using graded vesting method over the next four years. The remaining 1,150,000 restricted shares are subject to both performance and service condition. The Company has first determined whether or not it was probable that the performance condition would be achieved. The compensation expense would be recognized if the performance condition is probable of being achieved. As of December 31, 2012, the Company determines that it is not probable that the performance conditions will be achieved. As a result, the related compensation expense was not recognized. Compensation expense of US$1,193 was recognized relating to the restricted shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$2,378 as of December 31, 2012.

The Group granted 18,519,971 restricted shares of the Company to the original shareholder of Beijing Feiliu and Beijing Red on November 30, 2012. The value of the restricted shares was calculated based on the fair value of the acquisition date on which all the criteria for establishing grant date were met. These restricted shares are subject to a vesting period of four years and/or certain performance related targets. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these restricted shares is measured on the grant date. Of 18,519,971 restricted shares, 6,173,324 restricted shares are subject only to the service condition. The related compensation expenses are being recognized using graded vesting method over the next four years. The remaining 12,346,647 restricted shares are subject to both performance and service condition, the Company has first determined whether or not it was probable that the performance condition would be achieved. The compensation expense would be recognized if the performance condition is probable of being achieved. As of December 31, 2012, the Company determines that it is not probable that the performance conditions will be achieved. As a result, the related compensation expense was not recognized. Compensation expense of US$356 was recognized relating to the restricted shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$7,855 as of December 31, 2012.

The summary of restricted share activities during 2011 and 2012 is presented below:

	Number of shares	Fair value per share at grant date
		US$
Unvested as of January 1, 2011	—	—
Granted	1,075,000	1.6800
Vested	—	—

Unvested as of December 31 , 2011	1,075,000	1.6800

Granted	47,973,506	1.2379
Forfeited	(1,021,995)	1.4936
Vested	(2,992,985)	0.8971

Unvested as of December 31 , 2012	45,033,526	1.2653

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2010, 2011 and 2012 were US$ nil, US$ nil and US$ 4,010, respectively.

As of December 31, 2010, 2011 and 2012, Awards available for future grants amounted to 994,825, 2,970,500 and 5,944,731 common shares, respectively.

Taxation	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Taxation

15. TAXATION

(a) Business tax (“BT”) and related surcharges

The Group’s PRC operations are subject to BT at the rate of 3% or 5%, for consumer mobile security, enterprise mobility and mobile games. Related surcharges are 12% of BT. BT and the related surcharges are recognized when the revenue is earned.

(b) Transition from PRC Business Tax to PRC Value Added Tax

A Pilot Program for transition from the imposition of Business Tax to the imposition of VAT for revenues from certain industries was launched in Shanghai on January 1, 2012. Starting from September 1, 2012, the Pilot Program was expanded from Shanghai to eight other cities and provinces in China, including Beijing. Our technology development and online advertising revenues became subject to the Pilot Program on September 1, 2012 and are now subject to VAT, instead of Business Tax, at a rate of 6%.

(c) Income taxes

Cayman Islands

Under the common tax laws of the Cayman Islands, the Company is not subject to tax on its income, or capital gains, in addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate at 16.5% since the beginning of 2008.

United States

NQ US applies cost-plus method to compute the taxable income and is subject to a graduated federal corporate income tax rate. The deemed profit rate and federal corporate income tax rate for the year ended December 31, 2012 were 6% and 34%, respectively. NQ US paid income taxes of US$ 218 for the year ended December 31, 2012.

Switzerland

NQ Mobile International AG does not have significant operations since their inception during the year ended December 31, 2012.

Luxembourg

NQ Mobile Lux S.A. does not have significant operations since their inception during the year ended December 31, 2012.

Taiwan

The Group’s subsidiary established in Taiwan does not have significant operations since their inception during the year ended December 31, 2012.

Mainland China

On March 16, 2007, the National People’s Congress adopted the new Corporate Income Tax Law (the “New CIT Law”), which became effective from January 1, 2008 and replaced the previous separate income tax laws for domestic enterprises and foreign-invested enterprises by adopting a uniform income tax rate of 25%. Preferential tax treatments continue to be granted to entities that are qualified as “high and new technology enterprises strongly supported by the State”, or conducted business in encouraged sectors. An enterprise qualified as a “high and new technology enterprise” is entitled to a preferential income tax rate of 15%.

On August 3, 2005, the State Bureau of Taxation adopted the preferential tax treatments for the entities obtained the software enterprise qualification, after the New CIT Law became effective, entities qualifying software enterprise continued to be entitled to 2 years tax exemption from the first profitable year followed by 3 years preferential tax rate of 12.5% reduction in corporate income tax.

In addition, under the New CIT Law, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise will be subject to withholding tax, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The withholding tax rate is 5% for the parent company in Hong Kong if the parent company is the beneficial owner of the dividend and approved by the PRC tax authority to enjoy the preferential tax benefit. The withholding tax rate is 10% for the parent company incorporated in other countries which do not have any tax treaty with the PRC. Such a withholding tax imposed on the dividend income received from the Company’s PRC entities will reduce the Company’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The Company’s PRC entities CIT rate was as follows:

Beijing Technology was qualified as a high and new technology enterprise under the New CIT Law and it has successfully renewed this status in late 2011 which enabled it enjoying preferential income tax treatment for another 3 years up to 2013. Accordingly, it was subject to a rate of 7.5% from 2008 to 2010, and a rate of 15% thereafter so long as it continues to qualify as a high and new technology enterprise. The CIT rate was approved by Beijing Haidian District State Tax Bureau as a transitional treatment to allow the Beijing Technology to continue to enjoy its unexpired tax holiday provided by the previous income tax laws and rules. Beijing Technology paid CIT of US$0, US$16 and US$75 for the years ended December 31, 2010, 2011 and 2012, respectively.

NQ Beijing and Beijing Feiliu were qualified as a software enterprise under the New CIT Law, which were entitled to enjoy preferential income tax treatment of income tax exemption for the first two years when it became profitable, followed by three years preferential income tax rate of 12.5% up to 2015 and 2016 respectively. Accordingly, NQ Beijing was subject to zero income tax rate from 2011 to 2012, and a rate of 12.5% from 2013 to 2015; Beijing Feiliu was subject to zero income tax rate from 2012 to 2013, and a rate of 12.5% from 2014 to 2016. The CIT rate was approved by Beijing Haidian District State Tax Bureau and Beijing Dongcheng District State Tax Bureau respectively as a software enterprise to allow NQ Beijing and Beijing Feiliu to enjoy its tax holiday provided by previous income tax laws and rules. Therefore, NQ Beijing was not required to pay any income tax for the years ended December 31, 2011 and 2012, and Beijing Feiliu was not required to pay any income tax for the year ended December 31, 2012.

NQ Beijing, was subject to the prevailing income tax rate of 25% on taxable income for the years ended 2010.

NationSky and Beijing Red were subject to a prevailing income tax rate of 25%. NationSky paid income taxes of US$ 4 for the year ended December 31, 2012.

The New CIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementation Rules of the New CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC income tax purposes. However, due to limited guidance and implementation history of the New CIT Law, should the Company be treated as a resident enterprise for PRC income tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform income tax rate of 25% retroactive to January 1, 2008.

Composition of income tax expense

The current and deferred portions of income tax expense included in the Group’s consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Current income tax expense	218	96	464
Deferred income tax expense/(benefit)	183	(91)	(182)
Withholding tax expense	—	92	138

Income tax expense	401	97	420

Reconciliation between the PRC statutory CIT rate of 25% for 2010, 2011 and 2012 and the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2010	2011	2012
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	(4.6)%	25.4%	99.6%
Effect of tax-exempted entity	26.4%	(5.3)%	(53.1)%
Effect of change in valuation allowance	5.7%	5.3%	(2.5)%
Withholding tax expense	—	(0.9)%	(1.3)%
Other permanent book-tax differences	1.8%	(0.4)%	(21.7)%

Effective income tax rate	4.3%	(0.9)%	(4)%

The combined effects of the income tax expense exemption and reduction available to us are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Tax holiday effect	(434)	(2,624)	(10,345)
Per share effect, basic	(0.009)	(0.015)	(0.044)
Per share effect, diluted	(0.009)	(0.014)	(0.040)

Deferred income tax

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred income tax assets and liabilities consist of as follows:

	December 31,
	2011	2012
	US$	US$
Deferred income tax assets, current
Accruals	74	40
Accrued payroll	30	370
Other differences	40	70

Total current deferred income tax assets	144	480
Less: Valuation allowance	(144)	(480)

Net current deferred income tax assets	—	—

Deferred income tax assets, non-current
Equity investment	232	—
Net operating loss carry forwards	757	907
Other differences	18	34

Total non-current deferred income tax assets	1,007	941
Less: Valuation allowance, non-current	(1,007)	(941)

Net non-current deferred income tax assets	—	—

Deferred income tax liabilities, current
Prepaid customer acquisition costs	103	—

Total current deferred income tax liabilities	103	—

Deferred income tax liabilities, non-current
Intangible assets from business combination	—	1,910

Total non-current deferred income tax liabilities	—	1,910

Movement of valuation allowance

	December 31,
	2011	2012
	US$	US$
Balance at beginning of the year	476	1,151
Current year addition	675	270
Current year reversal	—	—

Balance at end of the year	1,151	1,421

The Group had net operating loss of US$5,454 primarily attributable to NQ HK as of December 31, 2012, which will be carried forward without expiration date. As of December 31, 2012, the year of 2012 remains subject to examination by Chinese and other jurisdictions tax authorities.

(Loss)/ Earnings Per Share	12 Months Ended
Dec. 31, 2012
(LOSS)/ EARNINGS PER SHARE [Abstract]
(Loss)/ Earnings Per Share

16. (LOSS)/ EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted (loss)/earnings per share indicated for the periods presented:

	For the Years Ended December 31
	2010	2011	2012
	US$	US$	US$
Numerator:
Numerator for basic (loss)/earnings per share	(17,053)	8121	9,430
Accretion of redeemable convertible preferred shares*	—	—	—
Beneficial conversion feature of redeemable convertible preferred shares*	—	89	—
Allocation of net income to participating preferred shareholders	—	100	—

Numerator for diluted (loss)/earnings per share	(17,053)	8,310	9,430

Denominator:
Weighted average number of common shares outstanding-basic	49,683,230	173,373,462	235,257,651
Dilutive effect of convertible preferred shares*	—	11,295,890	—
Dilutive effect of share options and restricted shares*	—	8,868,622	20,464,900

Weighted-average number of common shares outstanding, diluted	49,683,230	193,537,974	255,722,551

Basic net (loss)/earnings per Class A and Class B common share***	(0.34)	0.05	0.04
Diluted net (loss)/earnings per Class A and Class B common share***	(0.34)	0.04	0.04
Basic net (loss)/earnings per ADS**	(1.72)	0.23	0.20
Diluted net (loss)/earnings per ADS**	(1.72)	0.21	0.18

*	The potentially dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include convertible preferred shares of 90,460,988, 27,649,375 and nil, respectively, and share options and restricted shares of 17,099,899, nil and nil, respectively, for the years ended December 31, 2010, 2011 and 2012.
**	The Company was listed on May 5, 2011 with issuance of a total of 7,750,000 American Depositary Shares (“ADSs”) at a public offering price of $11.50 per ADS. Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2010 were calculated using the same conversion ratio assuming the ADSs existed during these periods.
***	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.

Convertible Preferred Shares	12 Months Ended
Dec. 31, 2012
CONVERTIBLE PREFERRED SHARES [Abstract]
Convertible Preferred Shares

17. CONVERTIBLE PREFERRED SHARES

On June 7, 2007 and June 22, 2007, the Company issued an aggregate of 33,250,000 Series A Convertible Preferred Shares (“Series A Preferred Shares”) for an aggregate purchase price of US$3,325, or US$0.1000 per Series A Preferred Share and incurred direct equity issuance costs of US$83.

On December 15, 2007, the Company issued 34,926,471 Series B Redeemable Convertible Preferred Shares (“Series B Preferred Shares”) for an aggregate purchase price of US$12,500 or US$0.3580 per Series B Preferred Share and incurred direct equity issuance costs of US$100.

On April 26, 2010, the Company issued 29,687,500 Series C Redeemable Convertible Preferred Shares (“Series C Preferred Shares”) for an aggregate purchase price of US$17,000 or US$0.5726 per Series C Preferred Share and incurred direct equity issuance costs of US$21.

On November 12 and December 7, 2010, the Company issued an aggregate of 16,773,301 Series C-1 Redeemable Convertible Preferred Shares (“Series C-1 Preferred Shares”) for an aggregate purchase price of US$14,120 or US$0.8418 per Series C-1 Preferred Share and incurred direct equity issuance costs of US$5.

The Series A, B, C, and C-1 Preferred Shares are collectively referred to as the “Preferred Shares”.

As of December 31, 2010, Preferred Shares are comprised of the following:

Series	Issuance Date	Shares Issued and Outstanding	Issue Price per Share	Conversion Price per Share	Proceeds from Issuance, Net of Issuance Costs
			US$	US$	US$
A	June 5, 2007/June 22, 2007	33,250,000	0.1000	0.1000	3,242
B	December 15, 2007	34,926,471	0.3580	0.3850	12,400
C	April 26, 2010	29,687,500	0.5726	0.5726	16,979
C-1	November 12/December 7, 2010	16,773,301	0.8418	0.8418	14,115

		114,637,272

Among the total of 6,682,226 Series C-1 Preferred Shares issued on December 7, 2010, 2,613,560 shares were issued to an investor from Taiwan for the amount of US$2,200. The investor from Taiwan was fully committed and the shares were issued on December 7, 2010. Due to the foreign currency exchange remittance administrative procedures, a receivable of US$2,200 was recorded as other current assets as of December 31, 2010 and this receivable was subsequently paid off in January 2011.

All Preferred Shares have a par value of US$0.0001 per share. The rights, preferences and privileges of the Preferred Shares are as follows:

Conversion

Each preferred share is convertible, at the option of the majority shareholders for each class with regarding to the conversion of each class, at any time after the date of issuance of such preferred shares into such number of common shares according to a conversion ratio determined by dividing the original issuance price by the applicable conversion price. Each share of Series A, Series B, Series C and Series C-1 Preferred Share is convertible into one common share and is subject to adjustments for certain events, including but not limited to share splits and combinations, common share dividends and distributions, reorganizations, mergers, consolidations, reclassifications, exchanges, and substitutions. The conversion price is also subject to adjustment in the event the Company issues additional common shares at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution.

Each preferred share is automatically be converted into common shares at the then effective applicable conversion price, upon (i) the closing of a Qualified IPO, or (ii) the written consent of holders of more than fifty percent (50%) of the outstanding Preferred Shares of each class with respect to conversion of each class. The Qualified IPO is defined as a firm commitment underwritten registered public offering by acceptable to the holders of a majority of the then outstanding holders of a majority of the then outstanding Preferred Shares holders, for each class voting as a separate class, and to the Company with aggregate offering proceeds (before deduction of fees, commissions or expenses) to the Company and selling shareholders, if any, of not less than US$40,000 (or any cash proceeds of other currency of equivalent value) that reflects a market valuation of the Company of not less than US$200,000 and the price per share of no less than US$1.00.

As of December 31, 2010, the Company had reserved 114,637,272 shares of common shares for the conversion of the preferred shares based on the respective conversion ratio of each class.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of preferred shares shall be entitled to receive an amount per share equal to 100% of the original purchase price plus all dividends accrued, or declared and unpaid. If the assets and funds distributed among the holders are insufficient to permit the payment of the full preferential amounts, then the holders of Series C Preferred Shares and Series C-1 Preferred Shares shall be entitled to be paid first out of the assets of the Company available for distribution among the shareholders, prior and in preference to any payment on all other series of preferred shares and Common Shares, followed in sequence by Series B Preferred Shares, Series A Preferred Shares, and Common Shares. After payment of the full amounts from above, the remaining assets of the Company available for distribution shall be distributed ratably among the holders of Preferred Shares and Common Shares in proportion to the number of outstanding shares held by each such holder on an as converted basis, provided that the amount of distribution or payment to each holder of Series A Preferred Shares shall not exceed 500% of the original purchase price of Series A Preferred Shares.

In the event of any consolidation, amalgamation, merger, any other reorganization including a sale or acquisition of the Common Shares, or other transaction involving the Company in which its shareholders do not retain a majority of the voting power in the surviving entity, a sale of all or substantially all the Company’s assets, termination of or making any unilateral amendments to any of the VIE agreements, and the exclusive licensing of all or substantially all of the Company’s intellectual property to a third party (“Liquidation Event”), any proceeds shall be distributed to the Preferred Share holders unless waived by majority of the Preferred Shareholders.

Redemption

Beginning on or after fourth anniversary following the issuance of the Series B Preferred Shares, at the option of a holder of the Series B Preferred Shares, the Company shall redeem all of the outstanding Series B Preferred Shares held by the requesting holder at a redemption price equal to the original purchase price of Series B Preferred Shares x (1.10) N plus all declared but unpaid dividends. “N” means a fraction the numerator of which is the number of calendar days between the original Series B issue date and the date when the Series B Preferred Shares are redeemed and the denominator of which is 365. In association of the issuance of Series C Preferred Share, the redemption commencement date for Series B Preferred Shares has been changed to be the fourth anniversary following the issuance of the Series C Preferred Shares. This is deemed to be a wealth transfer between different classes of Preferred Shares and there is no accounting treatment.

Beginning on or after fourth anniversary following the issuance of the Series C Preferred Shares, at the option of a holder of the Series C or Series C-1 Preferred Shares, the Company shall redeem all of the outstanding Series C or Series C-1 Preferred Shares held by the requesting holder at a redemption price equal to the original purchase price of Series C or Series C-1 Preferred Shares plus all declared but unpaid dividends.

Dividends

The Series C Preferred Shares shall rank pari passu with Series C-1 Preferred Shares in terms of rights to receive dividends and distributions from the Company, followed in sequence by Series B Preferred Shares, Series A Preferred Shares, and Common Shares. Each Preferred Shares holder is entitled to receive, on an annual basis, preferential, non-cumulative dividends at the rate equal to the greater of (i) 8% of the original issue price and (ii) the dividend that would be paid with respect to the Common Shares into which the Preferred Shares could be converted. Dividends shall not accumulate or accrue unless declared. No dividends on preferred and Common Shares have been declared since the inception through December 31, 2010 and up to the date of completion of IPO on May 5, 2011.

Voting Rights

The holders of Preferred Shares have voting rights equal to the number of Common Shares then issuable upon their conversion into Common Shares. Such holders of the Preferred Shares are entitled to vote on such matters at any meeting of the Company.

The Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets. The Company also recorded accretion on the Series B Preferred Shares and Series C Preferred Shares to the redemption value from respective issuance dates to respective earliest redemption dates. For the years ended December 31, 2010, 2011 and 2012, such accretion amounted to US$1,529, US$533 and US$0 for Series B Preferred Shares, respectively, and US$4,US$2 and US$0, respectively, for Series C Preferred Shares against additional paid-in capital.

The Company has determined that conversion and redemption features embedded in the redeemable convertible preferred shares are not required to be bifurcated and accounted for as a derivative.

No beneficial conversion feature charge was recognized for the issuance of Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares as the estimated fair value of the Common Shares is less than the conversion price on the dates of issuance and at the time of the aforementioned conversion adjustment assessment.

For Series C-1 Preferred Shares, as the estimated fair value of the Common Shares is higher than the conversion price on the dates of issuance and at the time of the abovementioned conversion adjustment assessment, the excess of estimated fair value of the Common Shares and the conversion price is deemed to be the beneficial conversion feature and was allocated to additional paid-in capital from the total proceeds. Subsequently, it was immediately recognized as a deemed dividend against additional paid-in capital with the corresponding increase to the carrying value of the Series C-1 Preferred Shares because the Series C-1 Preferred Shares are convertible upon issuance for the year ended December 31, 2010.

Conversion to Common Shares upon Completion of IPO

Upon the completion of the IPO on May 5, 2011, each Preferred Share was automatically converted into one Class B common share. As a result, 114,637,272 Class B common shares were issued, and the balance of Preferred Shares was transferred to common shares and additional paid-in capital as of May 5, 2011. There were no preferred shares outstanding as of December 31, 2011 and 2012.

Common Shares	12 Months Ended
Dec. 31, 2012
COMMON SHARES [Abstract]
Common Shares

18. COMMON SHARES

Upon inception, the Company had 1 common share issued and outstanding to RPL. On June 5, 2007, the Company issued 54,999,999 restricted common shares to the RPL for a consideration of US$5 equal to the par value of US$0.0001. The Company is granted the right, exercisable at any time during the sixty-day period following the date on which any of Founders cease for any reason to remain in service, to repurchase from the RPL at the par value all or any portion of the shares in which the RPL has not acquired a vested interest.

50% of restricted shares were vested immediately upon the issuance, which enabled the Company effect a share split from 1 share to 27,500,000 shares to the only existing Common Shareholder. The purchase price, or the par value, was recorded as common share.

50% of restricted shares were vested in 36 equal and continuous monthly installments for each subsequent monthly period following the issuance date, provided that the Founders’ continuous service for the Company. The vesting portion for each of the Founders equals to their ownership percentage in RPL. These shares issued are determined to be share-based compensation. The Company estimated the fair value of the shares at the issuance date using the income approach. The difference between the fair value and par value is recognized as compensation expense using graded vesting method over the required service period, which is the vesting period. For the year ended December 31, 2010, the Company recognized compensation expense of US$64. As of December 31, 2011 and 2012, there was no restricted share that was unvested. No originally issued restricted shares were forfeited.

On June 22, 2007, in association with the issuance of Series A Preferred Shares (see Note 17), the Company repurchased 3,250,000 vested shares from RPL for a consideration of US$325 or US$0.1 per common share. The shares repurchased were retired immediately.

On December 17, 2007, in association with the issuance of Series B Preferred Shares (see Note 17), the Company repurchased 1,397,059 vested shares from RPL for a consideration of US$500 or US$0.358 per common share. The shares repurchased were retired immediately.

On March 11, 2011, special resolutions have been passed by the Shareholders that the Company shall (i) increase and vary its authorized share capital and (ii) amend and restate its memorandum and articles of association. It was resolved that conditional and immediately upon the completion of the IPO, the authorized share capital of the Company be varied and increased (the “Variation of Capital”) as follows:

(a) 199,647,059 common shares (all of which are authorized but unissued immediately prior to the completion of the IPO) be re-designated as Class A common shares, having the rights, preferences, privileges and restrictions set out in the Sixth Amended and Restated Memorandum and Articles of Association attached hereto as Exhibit A (the “Sixth M&A”) adopted pursuant to these resolutions;

(b) all of the issued common shares and preferred shares that are outstanding at such time be immediately and automatically converted into Class B common shares of the Company (“Class B common shares”), each of a par value of US$0.0001, on a 1:1 basis (the “Conversion”);

(c) all of the issued and outstanding options granted by the Company pursuant to the 2007 Plan shall entitle the option holders to a number of Class B common shares equivalent to the number of common shares as originally set out in the relevant award agreement.

(d) the authorized share capital of the Company be increased by the creation of (i) 360,352,941 Class A common shares of a nominal or par value of US$0.0001 each, to rank pari passu with all other Class A common shares, and (ii) 75,009,787 Class B common shares of a nominal or par value of US$0.0001 each, to rank pari passu with all other Class B common shares, in each case having the rights provided for under the Sixth M&A adopted pursuant to these resolutions.

Following the Variation of Capital pursuant to this resolution, the authorized share capital of the Company shall be US$80, divided into (i) 560,000,000 Class A common shares with a par value of US$0.0001 each and (ii) 240,000,000 Class B common shares with a par value of US$0.0001 each.

Holders of Class A common shares and Class B common shares have the same rights except for the following:

(a) Holders of Class A common shares are entitled to one vote per share, while holders of Class B common shares are entitled to ten votes per share.

(b) Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

(c) Upon any transfer of Class B common shares by a holder thereof to any person or entity which is not an affiliate of such holder and which is not any of our founders or any affiliates of our founders, such Class B common shares shall be automatically and immediately converted into equal number of Class A common shares.

On May 5, 2011, the Company completed its IPO of a total of 7,750,000 ADS with a gross proceed of US$89,125 and the Variation of Capital described above was effective as of the same date. Immediately following the closing of the IPO, the Company had 38,750,000 outstanding Class A common shares represented by 7,750,000 ADSs and all of the Company’s 114,637,272 outstanding Preferred Shares were converted into Class B common shares immediately as of the same date.

On November 26, 2012, the Company announced a plan to repurchase up to 20,000 ADSs per day and terminate the repurchase on the earliest of US$2,500 of stock having been repurchased or March 31, 2013. As of December 31, 2012, the Company repurchased 217,758 ADSs on the open market with an aggregate price of $1,346. The repurchased ADSs were recorded as treasury stock.

The common shares reserved for issuance upon conversion of the Preferred Shares and the common shares reserved for issuance upon exercise of the Awards were as follows:

	For the Years Ended December 31
	2010	2011	2012
Reserved for issuance upon conversion of the Preferred Shares (Note 17)	114,637,272	—	—
Reserved for issuance upon exercise of the Awards (Note 14)	36,415,442	44,537,192	67,232,942

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Accumulated Other Comprehensive Income

19. ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table reflects accumulated other comprehensive income reflected on the Consolidated Balance Sheets as of December 31, 2012 and December 31, 2011:

	As of December 31,
	2011	2012
	US$	US$
Foreign currency translation adjustments	2,841	3,231

Accumulated other comprehensive income	2,841	3,231

Segment Information	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Segment Information

20. SEGMENT INFORMATION

The Group has determined that it currently operates in the following principal reportable segments: (1) Consumer and (2) Enterprise.

For the year ended December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Consumer Mobile Security	67,938	—	67,938
Enterprise Mobility	—	12,552	12,552
Mobile Games and Advertising	664	—	664
Other Services	10,614	—	10,614

Total Net Revenues	79,216	12,552	91,768

Cost of revenues	(16,352)	(9,387)	(25,739)

Gross profit	62,864	3,165	66,029

Operating expenses:
Sales and marketing	(16,917)	(479)	(17,396)
General and administrative	(35,977)	(799)	(36,776)
Research and development	(8,995)	(590)	(9,585)

Total operating expenses	(61,889)	(1,868)	(63,757)

Income from operations	975	1,297	2,272

Interest income/(expense)	3,207	(14)	3,193
Foreign currency exchange gain	67	—	67
Gain on change of interest in an associate	943	—	943
Other income/(expense), net	3,374	(10)	3,364

Income before income taxes	8,566	1,273	9,839

Income tax expense	(331)	(89)	(420)
Share of profit from an associate	543	—	543

Net income	8,778	1,184	9,962

Net income attributable to non-controlling interest	—	(532)	(532)
Net income attributable to NQ Mobile Inc.	8,778	652	9,430

Net income attributable to common shareholders	8,778	652	9,430

The major assets by segment as of December 31, 2012 are as follows:

As of December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	17,590	1,272	18,862
Term deposit	101,503	—	101,503
Accounts receivable, net	46,380	8,095	54,475
Fixed assets, net	2,325	109	2,434
Intangible assets, net	8,543	4,670	13,213
Goodwill	15,858	2,100	17,958

Total assets	229,088	18,630	247,718

Before 2012, the Group principally engaged in consumer mobile security and other services and operated and managed this business as a single segment.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions Disclosure

21. RELATED PARTY TRANSACTIONS

Except for the customer acquisition activities and financial guarantees received from RPL on housing loans to certain employees disclosed respectively in Notes 7 and 23, there was no related party transaction during the years ended December 31, 2010, 2011 and 2012, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies Disclosure

22. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into various operating lease agreements principally for its office spaces in Mainland China, Taiwan and the United States. Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were US$474, US$743 and US$1,336, respectively.

The future obligations for operating leases as of December 31, 2012 are as follows:

Amount
US$
For the year ending
2013	1,859
2014	1,659
2015	1,548
2016	1,581
Beyond 2017	1,460

Total minimum payment required	8,107

Contingencies

There were no significant legal contingencies during all periods presented.

Housing Loans to Employees	12 Months Ended
Dec. 31, 2012
HOUSING LOANS TO EMPLOYEES [Abstract]
Housing Loans to Employees

23. HOUSING LOANS TO EMPLOYEES

	December 31,
	2011	2012
	US$	US$
Other Non-current Assets – Housing loans to employees	374	279
Prepaid Expenses and Other Current Assets – Housing loans to employees	124	182

Total housing loans to employees	498	461

In June 2010, the Group entered into housing loan contracts with 10 employees, under which the Group provided interest free housing loans to the employees with the original amount of US$180 per employee. The loans were subsequently modified so that the employees are required to repay the first US$60 by installment of US$1 per month within 5 years, and repay the remaining US$120 due immediately following the signing of the loan agreements. In 2011 and 2012, the Group entered into housing loan contracts with employees, under which the Group provided interest-free housing loans to the employees with the original amount of US$79 and US$302 respectively. These loans were guaranteed by RPL. The Group discounted the future collection of the loans with the rate the Company would charge to an employee as if the employee were to get a loan from a third party and recorded separately as current portion and non-current portion. As of December 31, 2012, housing loans to the employees recorded as other current assets and other non-current assets were US$182 (2011: US$124) and US$279(2011: US$374), respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

24. SUBSEQUENT EVENTS

On January 2, 2013, the Company granted 5,062,000 options to employees and 250,000 options to a significant business partner under the 2011 Share Plan. The fair value of share-based compensation to be recognized for these options is measured on the grant date.

On January 2, 2013, the Company granted 2,650,000 restricted shares with a total value of US$3,196 and 725,000 options to non-employees consultant as the payment of consulting fee. The fair value of share-based compensation to be recognized for these awards is measured on each period end.

On January 2, 2013, the Company also granted 425,000 restricted shares with a total value of US$513 to employees and directors. The value of these restricted shares is calculated based on their grant date fair value.

On February 19, 2013, the Company granted 189,105 restricted shares with a total value of US$250 to an executive officer. The value of the restricted share is calculated based on their grant date fair value.

On January 5, 2013, the Company set up NQ (Beijing) Co., Ltd., (“NQ Tongzhou”), in China. NQ Tongzhou will engage in computer and mobile software design and development, and other technology consulting services.

On January 21, 2013 and January 23, 2013, the group established FL Mobile Inc. (“FL Cayman”) in the Cayman Islands and FL Mobile Hong Kong Limited (“FL HK”) in Hong Kong respectively (collectively, the “FL Corporations”). FL Corporations will further develop the mobile platform for real-time online group activities, mobile technology, automotive, health care, entertainment, online books and games

In January 31, 2013, Beijing Feiliu entered into an agreement to acquire 51% equity interest of Beijing Fanyue Information Technology Co., Ltd. (“Beijing Fanyue”) with a payment of RMB551 (US$89) in cash and 2,828,511 in shares of the Company. Beijing Fanyue is engaged in mobile internet advertisement integration and marketing solution. The purpose of the acquisition was to extend the subscription numbers of the Group’s services.

On April 9, 2013, Beijing WuYue Tianxia Investment Consulting Ltd withdrew from NQ Guotai as the general partner and transferred its 0.5% equity interest in NQ Guotai to Tianjin Qingyun. On the same time, Wangqin Guotai (Beijing) Capital Fund Management Ltd was appointed as the new general partner, which made a capital injection of RMB2,000 (US$319). As a result of these transactions, the Group owns 49.505% of equity interest in NQ Guotai.

The Company is still in the process of assessing the accounting treatment and financial impact of these transactions.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
Restricted Net Assets

25. RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiary, VIE and VIE’s subsidiaries only from their retained earnings, if any, determined in accordance with PRC GAAP. In addition, the Company’s subsidiary, VIE and VIE’s subsidiaries in China are required to make annual appropriations of 10% of after-tax profit to general reserve fund or statutory surplus fund. As a result of these PRC laws and regulations, the Company’s PRC subsidiary, VIE and VIE’s subsidiaries are restricted in their abilities to transfer net assets to the Company in the form of dividends, loans or advances. Total restricted net assets of the Company’s PRC subsidiary, VIE and VIE’s subsidiaries were US$30,482 and US$66,533 as of December 31, 2011 and 2012, respectively.

Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Additional Information - Condensed Financial Statements

26. ADDITIONAL INFORMATION—CONDENSED FINANCIAL STATEMENTS

The separate condensed financial information of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 12-04(a) and 4-08(e)(3). The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the Company as “Long term investments”. The Company, its subsidiaries, VIE and VIE’s subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share and losses from its subsidiaries are reported as share of losses from subsidiaries in the condensed financial statements.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2010, 2011 and 2012, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

NQ MOBILE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

(In thousands, except for share data)

Condensed Balance Sheets

	As of December 31,
	2011	2012
	US$	US$
Current assets:
Cash and cash equivalents	49,237	672
Accounts receivable, net of allowance of US$248 and US$517 as of December 31, 2011 and 2012, respectively	13,651	8,427
Prepaid expenses and other current assets	62,462	128,634

Total current assets	125,350	137,733

Long term investments	26,697	75,584
Property and equipment, net	4	3
Intangible assets, net	1,488	3,663
Other non-current assets	300	129

Total Assets	153,839	217,112

Current liabilities:
Accounts payable	175	195
Receipt in advance	—	322
Deferred revenue	4,944	6,650
Accrued expenses and other current liabilities	536	1923

Total Liabilities	5,655	9,090

Shareholders’ Equity
Class A common shares
(US$0.0001 par value, 560,000,000 and 560,000,000 shares authorized; 55,953,690 and 136,120,102 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	6	13
Class B common shares
(US$0.0001 par value, 240,000,000 and 240,000,000 shares authorized; 160,664,773 and 105,152,531 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	16	11
Additional paid-in capital	157,064	208,426
Accumulated deficit	(11,743)	(2,313)
Treasury stock	—	(1,346)
Accumulated other comprehensive income	2,841	3,231

Total shareholders’ equity	148,184	208,022

Total Liabilities and Shareholders’ Equity	153,839	217,112

NQ MOBILE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

(In thousands)

Condensed Statements of Comprehensive Income

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net revenues
Consumer mobile security	6,113	17,793	19,395
Other services	1	65	780

Total net revenues	6,114	17,858	20,175

Cost of revenues	(299)	(791)	(2,098)

Gross profit	5,815	17,067	18,077

Operating expenses
Selling and marketing expenses	(978)	(1,575)	(2,142)
General and administrative expenses	(12,964)	(1,083)	(3,400)
Research and development expenses	(147)	(156)	(95)

Total operating expenses	(14,089)	(2,814)	(5,637)
Operating (loss)/gain	(8,274)	14,253	12,440

Interest income	—	406	99
Foreign exchange (loss)/gain, net	(15)	2,987	182
Other (expense)/income, net	(7)	306	459

(Loss)/income before income taxes and share of losses from subsidiaries	(8,296)	17,952	13,180

Income tax expense	—	(92)	(138)
Share of losses from subsidiaries	(1,531)	(7,609)	(3,612)

Net (loss) / income	(9,827)	10,251	9,430

Accretion of convertible redeemable preferred shares	(1,533)	(535)	—
Beneficial conversion feature of redeemable convertible preferred shares	(5,693)	—	—
Allocation of net income to participating preferred shareholders	—	(1,595)	—

Net (loss)/income attributable to common shareholders	(17,053)	8,121	9,430
Other comprehensive income
Foreign currency translation adjustments	689	1,249	390
Disposal of available-for-sale investments	(42)	—	—

Comprehensive (loss)/income attributable to NQ Mobile Inc.	(9,180)	11,500	9,820

NQ MOBILE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

(In thousands)

Condensed Statement of Cash Flows

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net cash provided by/(used in) operating activities	972	(44,422)	(44,510)
Net cash used in investing activities	(16,042)	(1,390)	(3,629)
Net cash provided by/(used in) financing activities	28,894	81,160	(426)

Net increase/(decrease) in cash and cash equivalents	13,824	35,348	(48,565)

Cash and cash equivalents at the beginning of the year	65	13,889	49,237

Cash and cash equivalents at the end of the year	13,889	49,237	672

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and consolidation

(a) Basis of presentation and consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE for which the Company being the ultimate primary beneficiary, and the VIE’s subsidiaries.

These consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company, its subsidiaries, VIE and VIE’s subsidiaries in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore, the Company or its subsidiary is the primary beneficiary of the entity.

All significant inter-company transactions and balances have been eliminated upon consolidation.

Business Combinations

(b) Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805: Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

In a business combination achieved in stages, the Company re-measures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss in earnings.

Use of estimates

(c) Use of estimates

The preparation of these consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosures of contingent assets and liabilities. Management bases its estimates on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include the allowance for doubtful accounts, the valuation allowance of deferred tax assets, the estimated useful lives of long-lived assets, the impairment assessment of long-lived assets and equity investments, the valuation and recognition of share-based compensation, goodwill and fair value of identifiable assets and liabilities acquired through business combination.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Term deposits

(e) Term deposits

        Term deposits represent time deposits placed with banks with original maturities of more than three months and less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the period.

Short-term investments

(f) Short-term investments

Short term investments refer to the available-for-sale investments made in financial instruments with guaranteed return of principal upon maturity with a variable interest rate indexed to the performance of underlying assets.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. The carrying amount of investments approximates their fair value. To estimate fair value, the Company refers to the quoted rate of return provided by banks at the end of each period using discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Since the Group did not intend to hold the financial instruments over one year, they were classified as short-term investments. For the years ended December 31, 2010, 2011 and 2012, the Group did not record any fair value changes of short-term investments.

Allowance for doubtful accounts

(g) Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. The following table presents movement of the allowance for doubtful accounts:

	Balance at Beginning of Year	Charged to Expenses	Write-Offs Net of Recoveries	Balance at End of Year
	US$	US$	US$	US$
Allowance for doubtful accounts
2010	—	315	—	315
2011	315	321	—	636
2012	636	459	—	1,095

Inventory

(h) Inventory

Inventories, consisting of products and devices available for sale, are accounted for using first in first out method, and are valued at the lower of cost or market. This valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

Equity investments

(i) Equity investments

The Company’s long-term investments are comprised of cost method investments and equity method investments.

Cost method investments

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Equity method investments

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income after the date of acquisition. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero.

Sales of equity interests of an investee by the company is accounted for as gains or losses equal to the difference at the time of sale between selling price and carrying amount of the equity interests sold.

Impairment for equity investments

The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary.

Property and equipment, net

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years

Expenditure for repairs and maintenance is expensed as incurred. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Goodwill

(k) Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of December 31, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than- not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not record any goodwill impairment losses for the years ended December 31, 2010, 2011 and 2012.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Intangible Assets

(l) Intangible Assets

Intangible assets, comprising computer software, domain name use right, revenue sharing agreements, customer relationship, non-compete agreements, user base, technology, game and other finite-lived intangible assets, which are separable from the fixed assets, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The carrying amounts of long-lived assets other than goodwill are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment of long-lived assets was recognized for any of the periods presented.

Functional currency and foreign currency translation

(n) Functional currency and foreign currency translation

The Group’s reporting currency is the U.S. dollar (“US$”). The functional currency of NQ, NQ HK and NQ US is US$ while the functional currency of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries is RMB. The functional currency of NQ Taiwan is Taiwan dollar. In the consolidated financial statements, the financial information of the Company’s subsidiaries, VIE and VIE’s subsidiaries has been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the statements of shareholders’ equity and comprehensive income.

Transactions denominated in currencies other than the functional currency are translated into prevailing functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income.

Revenue recognition

(o) Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and/or service has been performed, the price is fixed or determinable and collection is reasonably assured.

Revenue is recorded net of business tax and related surcharges of US$523, US$1,238 and US$3,001 for the years ended December 31, 2010, 2011 and 2012, respectively.

Revenues presented in the consolidated statements of comprehensive income include revenues from consumer mobile security (previously named as “Premium Mobile Internet Services”), enterprise mobility, mobile games and advertising and other services.

Consumer mobile security

Consumer mobile security revenues are derived principally from providing premium mobile security and productivity services to end users. The basic functions of security and productivity services, including anti-virus, anti-malware, anti-spam, privacy protection, data backup and recovery are free of charge. The customers are charged for updating the anti-virus database on a pay-per-use basis or paying a fee to subscribe to the premium security and productivity services including continuous update of anti-virus database, continuous update of the semantics of anti-spam, and advanced privacy protection on a monthly, quarterly, semi-annually or annually basis. The Group recognizes revenue for premium services considered to be software-related (e.g., mobile security services) in accordance with industry specific accounting guidance for software and software related transactions. For premium services where the customer does not take possession of fully-functioning software (e.g., mobile productivity services), the Group recognizes revenue pursuant to ASC 605, Revenue Recognition. Provided collectability is probable, revenue is recognized over the usage period which is the same for software-related services and services where software is incidental to the provision of the services. Basic functions and customer support are provided to end users free of charge, whether they subscribe to our services or not. Customer arrangements may include premium mobile security and productivity services which are multiple elements. Revenue on arrangements that include multiple elements is allocated to each element based on the relative fair value of each element. Fair value is generally determined by vendor specific objective evidence (“VSOE”). In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standard for multiple deliverable revenue arrangements, which provided updated guidance on whether multiple deliverables exist, how deliverables in an arrangement should be separated, and how consideration should be allocated. This standard eliminates the use of the residual method and requires arrangement consideration to be allocated based on the relative selling price for each deliverable. The selling price for each arrangement deliverable can be established based on VSOE or third-party evidence (“TPE”) if VSOE is not available. The new standard requires the application of an estimate of selling price (“ESP”) if neither VSOE nor TPE is available. On January 1, 2011, the Company adopted ASU 2009-13 on a prospective basis for applicable transactions originating or materially modified after December 31, 2010. The adoption of this standard did not have a significant impact on the Company’s revenue recognition for multiple deliverable arrangements. For all the periods presented, the usage period for the elements in arrangements that include multiple elements is the same. No allocation was performed as there is no impact from the allocation on revenue recognized.

Revenue for pay-per-use services is recognized on a per-use basis when the update is made. Proceeds from sale of subscription services are deferred when received and revenue for the subscription services is recognized on a straight-line basis over the estimated service period provided all revenue recognition criteria have been met.

The payment channels include wireless carriers and service providers, prepaid cards, and third party payment processors.

Wireless carriers and service providers. The Group, via SPs, cooperates with wireless carriers to provide consumer mobile security services to the customers. In China, SPs have the exclusive licenses to contract with wireless carriers in offering consumer mobile security services to the end users and they are mainly responsible for assisting in the billing of consumer mobile security services. Wireless carriers are mainly responsible for billing, collection and customer support relating to the end users. Under certain circumstances, the Group itself is an SP and contracts directly with wireless carriers.

Fees paid for premium service are charged to the customers’ telephone bills and shared between the Group and wireless carriers. The sharing percentage is fixed and determined by wireless carriers. The Group does not enter into the arrangements directly with the wireless carriers except when the Group acts as an SP itself and the wireless carriers are not acting as an agent for the Group in the transactions. Therefore, the revenue recognized is net of the amounts retained by the wireless carriers.

The Group recognizes and reports its consumer mobile security services revenues on a gross basis based on its and SPs’ portion of the billings as the Group has the primary responsibility for fulfillment and acceptability of the consumer mobile security services and is considered a principal in the transactions. The amounts attributed to SPs’ share are determined pursuant to the arrangements between SPs and the Group and are recognized as costs of revenues.

To recognize consumer mobile security services revenues, the Group relies on wireless carriers and SPs to provide it the billing confirmations for the amount of services they have billed to their mobile customers. At the end of each reporting period, when the wireless carriers or SPs are yet to provide the Group the monthly billing confirmations, the Group uses information generated from its internal system as well as the historical data to estimate the amounts of collectable consumer mobile security services fees and to recognize revenue. Historically, there have been no significant adjustments to the revenue estimates.

Prepaid cards. The Group sells prepaid cards to customers through independent distributors. The customers can use the prepaid cards to subscribe to the premium services. Once the customers activate the premium service using the prepaid cards, the Group starts to recognize its revenues on a straight-line basis over the service period. While the Group has primary responsibility for fulfillment and acceptability, it does not have control of, and generally does not know, the ultimate selling price of the prepaid cards sold by the distributors, and therefore, net proceeds from the distributors form the basis of revenue recognition.

Third party payment processors. The customers can also subscribe to the Group’s premium service directly through its website and the billings are handled by third party payment processors. Under these circumstances, the Group has the primary responsibility for fulfillment and acceptability and recognizes the revenue on a gross basis. The amounts attributed to third party payment processors are recognized as costs of revenue.

Enterprise mobility

Enterprise mobility revenues are derived principally from hardware sales to enterprise users, technology and software development, and commission income shared from mobile network operators.

Hardware is considered delivered to customers once customers acknowledge the receipt of the hardware delivered and title and risk of loss have been transferred. For most of the Group’s hardware sales, these criteria are met at the time customers sign delivery notes. The Group recognizes technology and software development revenue when the project is completed as confirmed by the customer. Commission income derived from bringing enterprise users to the mobile network operators and is determined based on fixed percentages as agreed with the mobile operators, of actual charges to the enterprise users. Commission incomes are recognized in the month in which the service is provided to the enterprise users. For the amount of revenues to be recognized, the Company firstly estimates the amount of service fee and recognizes revenue based on the fixed commission rates as stipulated on the contract that multiply the estimated customer charges. When the Company later receives the statements of actual charge issued by the mobile network operators, the Company records a true-up adjustment. Based on the historical experience, there were no material adjustments identified.

Mobile games and advertising

Mobile games and advertising revenue comprises of mainly the revenue from the advertisement placement services in the Group’s platform.

The Group enters into pay-per-action arrangements for promoting applications, under which it bills its customers based on the volume of end users who click the advertisement and activate the application. Revenue is recognized based on the volume tracked and the pre-agreed unit price. The Group also enters into pay-for-time contracts, under which the Group bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages. Revenue is recognized ratably over the period the advertising is displayed.

Other services revenues

Other services revenues are derived principally from fees paid by third party business partners for referring customers to them and providing technology development services. The Group recognizes referral revenue when the referral occurs and the technology development revenue when the performance is completed.

Cost of revenues

(p) Cost of revenues

Cost of revenues primarily consists of customer acquisition cost paid to third party business partners based on number of end users referred by them, which are expensed when earned by third party business partners, fees paid to the handset makers for them to preload the Group’s software and fees paid to or retained by SPs and third party payment processors for their services relating to the billing of the Group’s consumer mobile security revenues. Cost of revenues also includes the hardware procurement cost for our enterprise mobility business, as well as fees paid to third parties for placing advertisements on their platforms. Staff costs of those departments directly involved in providing consumer mobile security, enterprise mobility, mobile games and advertising as well as other services are also included in cost of revenues.

Marketing and Advertising costs

(q) Marketing and Advertising costs

Marketing and Advertising costs are expensed as incurred. Included in selling and marketing expense are marketing and advertising costs of US$1,781, US$2,929 and US$8,546 for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development

(r) Research and development

Research and development related expenses consist primarily of payroll-related expenses. Costs incurred for the development of mobile security, productivity software, technology and software for enterprise customers, and technology of mobile platforms prior to the establishment of technological feasibility are expensed when incurred. Once the software has reached technological feasibility with a proven ability to operate in the market, all subsequent software development costs are capitalized until that software is marketed. Technical feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and software design documentation. The costs incurred for development of software have not been capitalized because the period after the date technical feasibility is reached and the time when the software is marketed is short historically and the development cost incurred in the period are insignificant. As software development costs that qualified for capitalization were insignificant, all software development costs have been expensed when incurred for the years ended December 31, 2010, 2011 and 2012.

Operating lease

(s) Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight line basis over the lease periods.

Gain on change of interest in associate

(t) Gain on change of interest in an associate

The gain on change of interest in an associate represents the difference at the time of change of interest in an associate between the transfer price and carrying amount of the interest transferred. See Note 4 - Business Combination.

Other income, net

(u) Other income, net

Other income mainly consists of government subsidies, income derived from American Depositary Receipt (“ADR”) arrangements entered into between the Company and an ADR depositary bank (“DB”) in February 2011, and the gain from step acquisition in relation to the acquisition of Beijing Feiliu (Note 4) as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Gain from step acquisition	—	—	2,882
ADR reimbursement	—	306	459
Government subsidies	148	155	40
Other expenses	(13)	(155)	(17)

Total	135	306	3,364

        Government subsidies are originally deferred when received upfront. The subsidies are recognized as other income in the period when the Group has met all of the conditions attached to the subsidies. During the years ended December 31, 2010, 2011 and 2012, the Group recorded other income for cash subsidies received from the PRC government of US$148, US$155 and US$40, respectively. As of December 31, 2011 and 2012, there was no deferral relating to cash subsidy received from the PRC government.

According to the ADR arrangements, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB’s services. Total fixed monetary reimbursements over the terms of this arrangement amounted to US$2,300. All the reimbursements are subject to the compliance of the Company on all term of the contracts, including the non-existence of default conditions stipulated in the contracts. The Company performed detailed assessments over such conditions and deemed these conditions remote as of December 31, 2012. Total reimbursements are recognized evenly over the contract term as other income. For the year ended December 31, 2011 and 2012, the Group recorded other income of US$306 and US$459 respectively.

The gain from step acquisition represents the difference between the fair value and carrying amount of the previously held equity interest by the Group in a step acquisition when there is a control change. See Note 4 - Business Combination.

Employee benefits

(v) Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed.

The Group recorded employee benefit expenses of US$829, US$1,250 and US$1,845 for the years ended December 31, 2010, 2011 and 2012, respectively.

Share-based compensation

(w) Share-based compensation

The Group grants share options and restricted shares to its selected employees, directors and non-employees. Awards granted to employees are measured at the grant date based on the fair value of the award and are recognized as an expense using graded vesting method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period.

Awards granted to non-employees are measured at fair value at the earlier of the commitment date or the date the services are completed. Awards are re-measured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are rendered and awards are vested. Changes in fair value between interim reporting dates are attributed consistent with the method used in recognizing the original compensation costs.

Binomial option-pricing models are adopted to measure the value of awards. The determination of fair value is affected by the share price as well as assumptions relating to a number of complex and subjective variables, including but not limited to the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the option-pricing model requires extensive actual employee and non-employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions.

Forfeiture rates are estimated at the time of grant and are revised in subsequent periods if actual forfeitures differ from those estimates.

Non-controlling interest

(x) Non-controlling interest

Non-controlling interest represents the equity interest in subsidiaries that is not attributable, either directly or indirectly, to the Company’s shares in such subsidiaries. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest in the results of the Company is presented on the face of the consolidated statements of comprehensive income as an allocation of the total profit or loss for the periods between non-controlling shareholders and the shareholders of the Company.

Income tax

(y) Income tax

Current income tax is provided on the basis of income for financial reporting purpose, adjusted for income and expense items which are not assessable or deductible for income tax purpose, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax is accounted for using the liability approach which requires the recognition of income tax payable or refundable for the current year and deferred income tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns. Deferred income tax is determined based on the differences between the financial reporting and tax basis of assets and liabilities and is measured using the currently enacted income tax rates and laws. The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in the consolidated statements of comprehensive income in the period when such changes are enacted. A valuation allowance is provided to reduce the carrying amounts of deferred income tax assets if it is considered more likely than not that a portion or all of the deferred income tax assets will not be realized.

Uncertain tax position

The Group adopted the guidance on accounting for uncertainty in income tax on January 1, 2008. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income tax in interim periods and related tax disclosures. Significant judgments are required in evaluating the Group’s uncertain tax positions and determining its provision for income tax. The Group did not have any interest and penalties associated with tax positions for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2011 and 2012, the Group did not have any significant unrecognized uncertain tax positions.

Statutory reserve

(z) Statutory reserve

The Company’s PRC subsidiaries, VIE and the VIE’s subsidiaries in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (determined under the Accounting Standards for Business Enterprises promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including (i) general reserve fund; (ii) enterprise expansion fund; and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective companies. Appropriations to the other two reserve funds are subject to discretion of respective companies.

In accordance with China Company Laws, the Company’s PRC subsidiary, VIE and the VIE’s subsidiaries that are domestic companies, must make appropriations from their after-tax profit (determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus funds; and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective companies. Appropriation to the discretionary surplus fund is made at the discretion of respective companies.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase of registered capital of the respective companies. These reserves are not allowed to be transferred to the Company in any forms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2010, 2011 and 2012, profit appropriation to the general reserve fund and the statutory surplus fund (“statutory reserve”) totalled US$nil, US$nil and US$2,938, respectively, and there was no profit appropriation to other reserve funds for any of those years.

Earnings/ (Loss) per share

(aa) Earnings/ (Loss) per share

Basic earnings/(loss) per class A and class B common share is computed by dividing net income/(loss) attributable to holders of common shares by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income/(loss) is allocated between common shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to common shareholders adjusted for the effect of dilutive common share equivalents, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Dilutive common share equivalents consist of restricted shares issuable upon the exercise of stock options (using the treasury stock method) and conversion of convertible preferred shares (using the if-converted method). The dilutive effect of share-based awards with performance or market conditions is not considered before the performance targets or market conditions are actually met. Common share equivalents are not included in the denominator of the diluted earnings/(loss) per share calculation when inclusion of such shares were anti-dilutive, such as in a period in which a net loss is recorded.

Related parties

(ab) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income

(ac) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding those resulting from investments by and distributions to shareholders. Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustment and unrealized gain or loss from available-for-sale investments.

Segment reporting

(ad) Segment reporting

Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Group’s chief operating decision-maker (“CODM”), the Chief Executive Officer, in deciding how to allocate resources and assess performance.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results.

The Company has determined that the business segments that constitute its primary reportable segments are consumer and enterprise.

Before 2012, the Group principally engaged in consumer mobile security and other services and operated and managed this business as a single segment. In 2012, the Group expanded its business by the acquisition of NationSky in enterprise mobility services and the acquisition of Beijing Feiliu and its subsidiary, Beijing Red, (Collectively, the “Beijing Feiliu Group”) in mobile games and advertising services. The group generated revenues from the operations of such businesses. Considering the short period for which Beijing Feiliu Group was consolidated, the operating results of Beijing Feiliu Group were not material to be a reportable segment and were combined with the operating results of consumer mobile security and others for CODM’s review. As a result, the Company’s CODM separately reviewed key information of each of two operating segments consisting of consumer and enterprise in order to optimize the management of operations. The Group’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies as they are facing different group of customers. Enterprise segment was acquired as a unit, and the management at the time of the acquisition was retained.

The Group generates its revenues from customers in the PRC and overseas. Net revenues from customers in the PRC were US$11,484, US$23,017 and US$55,241 for the years ended December 31, 2010, 2011 and 2012, respectively. Net revenues from its overseas customers were US$6,211, US$17,654 and US$36,527 for the years ended December 31, 2010, 2011 and 2012, respectively.

Substantially all the Group’s long-lived assets are located in PRC.

Fair value measurement

(ae) Fair value measurement

The Company’s financial instruments include cash equivalents, term deposits, short-term investments, accounts receivable, certain other current and non-current assets, accounts payable, accrued expenses and other current liabilities and other non-current liabilities. For fair value measurement, U.S. GAAP establishes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—other inputs that are directly or indirectly observable in the marketplace.

Level 3—unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See Note 12 – Fair value measurements.

Effect of Recent accounting Pronouncements

(af) Effect of Recent accounting Pronouncements

In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment.” The revised guidance applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Under the revised guidance, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass a qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. In conducting a qualitative assessment, an entity should consider the extent to which relevant events and circumstances, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment. An entity also should consider whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived intangible asset is impaired. An entity should consider positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived intangible asset is impaired. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. There is no impact on the Company’s consolidated financial statements of adopting this guidance as there are no indefinite-lived intangible assets held by the Company for each of the three years ended and as of December 31, 2012.

In February 2013, the FASB issued revised guidance on “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The revised guidance will not have a material effect on the Group.

Principal Activities and Organization (Tables)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
Subsidiaries, VIE and VIE's Subsidiaries

Name	Date of Incorporation	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Ltd. (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets

NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Market intelligence and information analysis

Taiwan NQ Technology Limited (“NQ Taiwan”)	December 2, 2011	Taiwan	Wholly-owned subsidiary	Marketing and sales development

NQ Mobile International AG	June 19, 2012	Switzerland	Wholly-owned subsidiary	Worldwide purchase, sale and general distribution of software products

NQ Beijing	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services

NQ Mobile Lux S.A.	September 6, 2012	Luxembourg	Wholly-owned subsidiary	Management of Intellectual properties

NQ Mobile(Chengdu) Co., Ltd.	December 26, 2012	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Variable Interest Entity
Beijing Technology	October 21, 2005	The PRC	VIE	Consumer mobile security services in PRC market and research and development
Subsidiaries of VIE
Qingyun(Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of the VIE	Financial management services

Beijing NationSky Network Technology Co., Ltd. (“NationSky”)	May 31, 2012	The PRC	Subsidiary of the VIE	Enterprise mobility services

Beijing Feiliu Jiutian Technology Co., Ltd. (“Beijing Feiliu”)	November 30, 2012	The PRC	Wholly-owned subsidiary of the VIE	Mobile games and advertising

Beijing Red Infinity Technology Co., Ltd. (“Beijing Red”)	November 30, 2012	The PRC	Wholly-owned subsidiary of Beijing Feiliu	Development and operation of mobile games

*	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.

Consolidated Financial Information of VIE

		As of December 31,
		2011	2012
		US$	US$
Total assets		84,873	198,669
Total liabilities		86,144	163,761

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Total net revenue	11,400	23,039	54,461
Net income / (loss)	2,829	(3,829)	4,399

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net increase/(decrease) in cash and cash equivalents balance	6,936	66,007	(7,464)

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Movement of Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to Expenses	Write-Offs Net of Recoveries	Balance at End of Year
	US$	US$	US$	US$
Allowance for doubtful accounts
2010	—	315	—	315
2011	315	321	—	636
2012	636	459	—	1,095

Estimated Useful Lives of Property and Equipment

Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years

Components of Other Income, Net

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Gain from step acquisition	—	—	2,882
ADR reimbursement	—	306	459
Government subsidies	148	155	40
Other expenses	(13)	(155)	(17)

Total	135	306	3,364

Concentration and Risks (Tables) (Customer Concentration Risk [Member])	12 Months Ended
Dec. 31, 2012
Net Revenue [Member]
Concentration Risk [Line Items]
Concentration of Risk

	For the Years Ended December 31,
	2010	2011	2012
Yidatong	21%	26%	22%
A	10%	1%	2%
D	10%	13%	11%
F	10%	10%	8%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of Risk

	As of December 31,
	2011	2012
Yidatong	20%	17%
D	23%	13%
E	12%	8%

Business Combination (Tables)	12 Months Ended
Dec. 31, 2012
NationSky [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of May 11, 2012
US$
Cash consideration	3,157
Shares consideration	4,196

Total consideration transferred	7,353
Cash	3,892
Other tangible assets	4,482
Identifiable intangible assets acquired	5,058
Liability assumed	(3,367)
Goodwill	2,083
Fair value of non-controlling interest	(4,795)

Total	7,353

Beijing Feiliu and Beijing Red [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of November 30, 2012
US$
Fair value of previously held 26.4% equity interests	5,568
Consideration transferred	16,421

Total consideration	21,989
Cash	490
Other tangible assets	4,167
Identifiable intangible assets acquired	4,977
Liability assumed	(3,493)
Goodwill	15,848

Total	21,989

Inventory (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORY [Abstract]
Inventory

December 31, 2012
US$
Mobile phones	425
Electronic equipments	4

Total	429

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets

	December 31,
	2011	2012
	US$	US$
Housing loans to employees (Note 23)	124	182
Advances to employees	288	2,073
Deposits to suppliers	1,209	1,874
ADR reimbursements	214	—
Prepaid customer acquisition costs to Beijing Feiliu (Note 4)	689	—
Interest receivables	648	1,524
Receivables in connection with exercise of options	3,166	2,018
Receivables from an employee in connection with tax withheld for the vesting of the restricted shares	—	1,010
Share subscription monies receivables	354	1,198
Bridge loans in connection with ongoing investments	—	6,141
Prepayment for Inventory	—	681
Others	114	313

Total	6,806	17,014

Equity Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY INVESTMENTS IN ASSOCIATES [Abstract]
Schedule of Equity Investments

	December 31,
	2011	2012
	US$	US$
Equity method investments
Beijing Feiliu (Note 4)	1,182	—
Beijing NQ Guotai Investment Management Limited Partnership	—	—

Sub-total	1,182	—
Cost method investments	—
Pansi Infinity (Beijing) Technology Co., Ltd	—	2,864
Shifang Huida Technology Co., Ltd	—	2,386
Hesine Technologies International Worldwide Inc	—	6,416
SIINE., Ltd	—	600
Shanghai Yinlong Information and Technology Co., Ltd	—	1,712

Sub-total	—	13,978

Total	1,182	13,978

Aggregate Cost Allocation of Equity Method Investment

Allocated Value
US$
Share of net tangible assets acquired	151
Goodwill	856

Investment in Beijing Feiliu	1,007

Change in Equity Method Investment

Beijing Feiliu
US$
Balance as of December 31, 2010	1,012
Share of profit in equity investment	119
Cumulative translation difference	51

Balance as of December 2011	1,182
Share of profit in equity investment	543
Gain from change in interest in an associate	943
Re-measurement gain in equity investment	2,882
Cumulative translation difference	18

Balance as of November 30 2012	5,568
Eliminated as a result of the acquisition of Feiliu	(5,568)

Balance as of December 31, 2012	—

Change in Cost Method Investment

Investment
US$
Balance as of December 31, 2011	—
Investment in Pansi Infinity (Beijing) Technology Co., Ltd	2,864
Investment in Shifang Huida Technology Co., Ltd	2,386
Investment in Hesine Technologies International Worldwide Inc	6,416
Investment in SIINE., Ltd	600
Investment in Shanghai Yinlong Information and Technology Co., Ltd	1,712

Balance as of December 31, 2012	13,978

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net

	December 31,
	2011	2012
	US$	US$
Computer equipment	1,129	1,991
Leasehold improvements	624	1,034
Electronic equipment	261	344
Office equipment	189	983
Motor vehicles	50	50

Total	2,253	4,402

Less: accumulated depreciation	(1,175)	(1,968)

Property and equipment, net	1,078	2,434

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Finite-Lived Intangible Assets

	As of December 31, 2012
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,873	(443)	2,430
Domain name use right	1,550	(233)	1,317
Revenue sharing agreement	2,482	(191)	2,291
Customer relationship	1,400	(118)	1,282
Non-compete agreement	350	(31)	319
User base	2,434	(67)	2,367
Technology	3,214	(172)	3,042
Game	191	(26)	165

Total	14,494	(1,281)	13,213

	As of December 31, 2011
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	338	(220)	118
Domain name use right	1,550	(78)	1,472

Total	1,888	(298)	1,590

Acquired Finite-Lived Intangible Assets by Major Class

Estimated weighted average useful life
Revenue sharing agreement	7.6 years
Customer relationship	6.5 years
Non-compete agreement	6.6 years
User base	1.5 years
Technology	4.3 years
Game	0.6 years

Future Amortization Expense of Finite-Lived Intangible Assets

Amount
US$
For the year ending
2013	3,219
2014	3,033
2015	2,898
2016	1,448
2017	1,150
2018 and thereafter	1,465

Total	13,213

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Goodwill

	Consumer	Enterprise	Total
	US$	US$	US$
Balance as of December 31, 2011	—	—	—
Increase in goodwill related to acquisition	15,848	2,083	17,931
Foreign currency translation adjustment	10	17	27
Impairment losses	—	—	—

Balance as of December 31, 2012	15,858	2,100	17,958

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Cash and cash equivalents	18,862	—	18,862	—
Term deposits	101,503	—	101,503	—
Short-term investments	7,573	—	7,573	—

Total	127,938	—	127,938	—

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Cash and cash equivalents	69,510	—	69,510	—
Term deposits	58,563	—	58,563	—

Total	128,073	—	128,073	—

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities

	December 31,
	2011	2012
	US$	US$
Salaries and social welfare payables	1,109	3,769
Other taxes payables	1,031	5,651
Rental payables	211	259
Accrued legal and professional expenses	790	1,175
Accrued traveling and entertainment expenses	164	411
Others	351	533

Total	3,656	11,798

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Share Option Activities

Granted to Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of December 31, 2009	12,483,000	0.15	8.27	2,018

Options granted	12,184,000	0.25	—	—
Options granted contingent upon IPO	499,117	0.40	—	—
Options forfeited or cancelled	(120,500)	0.22	—	—

Outstanding as of December 31, 2010	25,045,617	0.20	8.58	33,775

Options granted	15,657,942	1.24	—	—
Options granted contingent upon IPO	90,883	0.40	—	—
Options exercised	(16,217,250)	0.14	—	—
Options forfeited or cancelled	(881,590)	0.53	—	—

Outstanding as of December 31, 2011	23,695,602	0.92	8.88	3,194

Options granted	3,535,450	1.35	—	—
Options exercised	(1,943,515)	0.28	—	—
Options forfeited or cancelled	(1,464,126)	0.90	—	—

Outstanding as of December 31, 2012	23,823,411	1.04	8.22	4,077

Vested and exercisable as of December 31, 2010	15,169,521	0.10	8.10	21,996
Vested and exercisable as of December 31, 2011	4,208,831	0.27	7.42	3,316
Vested and exercisable as of December 31, 2012	9,143,752	0.85	7.69	3,275

Granted to Non-Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of December 31, 2009	8,595,000	0.19	8.39	985

Options granted	1,780,000	0.40	—	—

Outstanding as of December 31, 2010	10,375,000	0.23	6.12	13,716

Options granted	2,337,500	0.93	—	—
Options exercised	(10,375,000)	0.23	—	—

Outstanding as of December 31, 2011	2,337,500	0.93	9.92	283

Options granted	450,000	1.35	—	—

Outstanding as of December 31, 2012	2,787,500	1.00	9.01	577

Vested and exercisable as of December 31, 2010	10,375,000	0.23	6.12	13,716
Vested and exercisable as of December 31, 2011	1,000,000	0.91	9.84	144
Vested and exercisable as of December 31, 2012	1,584,375	0.99	8.97	348

Assumptions Used in Binomial Option-pricing Model

Granted to Employees	2010		2011		2012
Average risk-free interest rate		3.92%		3.65%		2.4%
Exercise Multiple		2.00		2.62		2.39
Expected Forfeiture Rate (Post-vesting)		0.59%		0.75%		3.42%
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		75%		72%		51%
Dividend yield		0%		0%		0%
Share price	US$	1.236	US$	1.622	US$	1.600

Granted to Non-Employees	2010		2011		2012
Average risk-free interest rate		3.41%		2.70%		2.43%
Exercise Multiple		2.17		N/A		N/A
Expected Forfeiture Rate (Post-vesting)		—		—		—
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		65%		67%		53%
Dividend yield		0%		0%		0%
Share price	US$	0.648	US$	1.001	US$	1.619

Restricted Share Activities

	Number of shares	Fair value per share at grant date
		US$
Unvested as of January 1, 2011	—	—
Granted	1,075,000	1.6800
Vested	—	—

Unvested as of December 31 , 2011	1,075,000	1.6800

Granted	47,973,506	1.2379
Forfeited	(1,021,995)	1.4936
Vested	(2,992,985)	0.8971

Unvested as of December 31 , 2012	45,033,526	1.2653

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Composition of Income Tax Expense

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Current income tax expense	218	96	464
Deferred income tax expense/(benefit)	183	(91)	(182)
Withholding tax expense	—	92	138

Income tax expense	401	97	420

Effective Income Tax Rate Reconciliation

	For the Years Ended December 31,
	2010	2011	2012
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	(4.6)%	25.4%	99.6%
Effect of tax-exempted entity	26.4%	(5.3)%	(53.1)%
Effect of change in valuation allowance	5.7%	5.3%	(2.5)%
Withholding tax expense	—	(0.9)%	(1.3)%
Other permanent book-tax differences	1.8%	(0.4)%	(21.7)%

Effective income tax rate	4.3%	(0.9)%	(4)%

Summary of Effects of Income Tax Expense Exemption and Reduction

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Tax holiday effect	(434)	(2,624)	(10,345)
Per share effect, basic	(0.009)	(0.015)	(0.044)
Per share effect, diluted	(0.009)	(0.014)	(0.040)

Deferred Income Tax

	December 31,
	2011	2012
	US$	US$
Deferred income tax assets, current
Accruals	74	40
Accrued payroll	30	370
Other differences	40	70

Total current deferred income tax assets	144	480
Less: Valuation allowance	(144)	(480)

Net current deferred income tax assets	—	—

Deferred income tax assets, non-current
Equity investment	232	—
Net operating loss carry forwards	757	907
Other differences	18	34

Total non-current deferred income tax assets	1,007	941
Less: Valuation allowance, non-current	(1,007)	(941)

Net non-current deferred income tax assets	—	—

Deferred income tax liabilities, current
Prepaid customer acquisition costs	103	—

Total current deferred income tax liabilities	103	—

Deferred income tax liabilities, non-current
Intangible assets from business combination	—	1,910

Total non-current deferred income tax liabilities	—	1,910

Movement of Valuation Allowance

	December 31,
	2011	2012
	US$	US$
Balance at beginning of the year	476	1,151
Current year addition	675	270
Current year reversal	—	—

Balance at end of the year	1,151	1,421

(Loss)/ Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
(LOSS)/ EARNINGS PER SHARE [Abstract]
Computation of Basic and Diluted (Loss)/ Earnings Per Share

	For the Years Ended December 31
	2010	2011	2012
	US$	US$	US$
Numerator:
Numerator for basic (loss)/earnings per share	(17,053)	8121	9,430
Accretion of redeemable convertible preferred shares*	—	—	—
Beneficial conversion feature of redeemable convertible preferred shares*	—	89	—
Allocation of net income to participating preferred shareholders	—	100	—

Numerator for diluted (loss)/earnings per share	(17,053)	8,310	9,430

Denominator:
Weighted average number of common shares outstanding-basic	49,683,230	173,373,462	235,257,651
Dilutive effect of convertible preferred shares*	—	11,295,890	—
Dilutive effect of share options and restricted shares*	—	8,868,622	20,464,900

Weighted-average number of common shares outstanding, diluted	49,683,230	193,537,974	255,722,551

Basic net (loss)/earnings per Class A and Class B common share***	(0.34)	0.05	0.04
Diluted net (loss)/earnings per Class A and Class B common share***	(0.34)	0.04	0.04
Basic net (loss)/earnings per ADS**	(1.72)	0.23	0.20
Diluted net (loss)/earnings per ADS**	(1.72)	0.21	0.18

*	The potentially dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include convertible preferred shares of 90,460,988, 27,649,375 and nil, respectively, and share options and restricted shares of 17,099,899, nil and nil, respectively, for the years ended December 31, 2010, 2011 and 2012.
**	The Company was listed on May 5, 2011 with issuance of a total of 7,750,000 American Depositary Shares (“ADSs”) at a public offering price of $11.50 per ADS. Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2010 were calculated using the same conversion ratio assuming the ADSs existed during these periods.
***	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.

Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE PREFERRED SHARES [Abstract]
Convertible Preferred Shares by Class

Series	Issuance Date	Shares Issued and Outstanding	Issue Price per Share	Conversion Price per Share	Proceeds from Issuance, Net of Issuance Costs
			US$	US$	US$
A	June 5, 2007/June 22, 2007	33,250,000	0.1000	0.1000	3,242
B	December 15, 2007	34,926,471	0.3580	0.3850	12,400
C	April 26, 2010	29,687,500	0.5726	0.5726	16,979
C-1	November 12/December 7, 2010	16,773,301	0.8418	0.8418	14,115

		114,637,272

Common Shares (Tables)	12 Months Ended
Dec. 31, 2012
COMMON SHARES [Abstract]
Common Shares Reserved for Future Issuance

	For the Years Ended December 31
	2010	2011	2012
Reserved for issuance upon conversion of the Preferred Shares (Note 17)	114,637,272	—	—
Reserved for issuance upon exercise of the Awards (Note 14)	36,415,442	44,537,192	67,232,942

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Accumulated Other Comprehensive Income

	As of December 31,
	2011	2012
	US$	US$
Foreign currency translation adjustments	2,841	3,231

Accumulated other comprehensive income	2,841	3,231

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Operating Information by Segment

For the year ended December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Consumer Mobile Security	67,938	—	67,938
Enterprise Mobility	—	12,552	12,552
Mobile Games and Advertising	664	—	664
Other Services	10,614	—	10,614

Total Net Revenues	79,216	12,552	91,768

Cost of revenues	(16,352)	(9,387)	(25,739)

Gross profit	62,864	3,165	66,029

Operating expenses:
Sales and marketing	(16,917)	(479)	(17,396)
General and administrative	(35,977)	(799)	(36,776)
Research and development	(8,995)	(590)	(9,585)

Total operating expenses	(61,889)	(1,868)	(63,757)

Income from operations	975	1,297	2,272

Interest income/(expense)	3,207	(14)	3,193
Foreign currency exchange gain	67	—	67
Gain on change of interest in an associate	943	—	943
Other income/(expense), net	3,374	(10)	3,364

Income before income taxes	8,566	1,273	9,839

Income tax expense	(331)	(89)	(420)
Share of profit from an associate	543	—	543

Net income	8,778	1,184	9,962

Net income attributable to non-controlling interest	—	(532)	(532)
Net income attributable to NQ Mobile Inc.	8,778	652	9,430

Net income attributable to common shareholders	8,778	652	9,430

Assets Information by Segment

As of December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	17,590	1,272	18,862
Term deposit	101,503	—	101,503
Accounts receivable, net	46,380	8,095	54,475
Fixed assets, net	2,325	109	2,434
Intangible assets, net	8,543	4,670	13,213
Goodwill	15,858	2,100	17,958

Total assets	229,088	18,630	247,718

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Obligations for Operating Leases

Amount
US$
For the year ending
2013	1,859
2014	1,659
2015	1,548
2016	1,581
Beyond 2017	1,460

Total minimum payment required	8,107

Housing Loans to Employees (Tables)	12 Months Ended
Dec. 31, 2012
HOUSING LOANS TO EMPLOYEES [Abstract]
Schedule of Housing Loans to Employees

	December 31,
	2011	2012
	US$	US$
Other Non-current Assets – Housing loans to employees	374	279
Prepaid Expenses and Other Current Assets – Housing loans to employees	124	182

Total housing loans to employees	498	461

Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Balance Sheets

NQ MOBILE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

(In thousands, except for share data)

Condensed Balance Sheets

	As of December 31,
	2011	2012
	US$	US$
Current assets:
Cash and cash equivalents	49,237	672
Accounts receivable, net of allowance of US$248 and US$517 as of December 31, 2011 and 2012, respectively	13,651	8,427
Prepaid expenses and other current assets	62,462	128,634

Total current assets	125,350	137,733

Long term investments	26,697	75,584
Property and equipment, net	4	3
Intangible assets, net	1,488	3,663
Other non-current assets	300	129

Total Assets	153,839	217,112

Current liabilities:
Accounts payable	175	195
Receipt in advance	—	322
Deferred revenue	4,944	6,650
Accrued expenses and other current liabilities	536	1923

Total Liabilities	5,655	9,090

Shareholders’ Equity
Class A common shares
(US$0.0001 par value, 560,000,000 and 560,000,000 shares authorized; 55,953,690 and 136,120,102 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	6	13
Class B common shares
(US$0.0001 par value, 240,000,000 and 240,000,000 shares authorized; 160,664,773 and 105,152,531 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	16	11
Additional paid-in capital	157,064	208,426
Accumulated deficit	(11,743)	(2,313)
Treasury stock	—	(1,346)
Accumulated other comprehensive income	2,841	3,231

Total shareholders’ equity	148,184	208,022

Total Liabilities and Shareholders’ Equity	153,839	217,112

Condensed Statements of Comprehensive Income

NQ MOBILE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

(In thousands)

Condensed Statements of Comprehensive Income

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net revenues
Consumer mobile security	6,113	17,793	19,395
Other services	1	65	780

Total net revenues	6,114	17,858	20,175

Cost of revenues	(299)	(791)	(2,098)

Gross profit	5,815	17,067	18,077

Operating expenses
Selling and marketing expenses	(978)	(1,575)	(2,142)
General and administrative expenses	(12,964)	(1,083)	(3,400)
Research and development expenses	(147)	(156)	(95)

Total operating expenses	(14,089)	(2,814)	(5,637)
Operating (loss)/gain	(8,274)	14,253	12,440

Interest income	—	406	99
Foreign exchange (loss)/gain, net	(15)	2,987	182
Other (expense)/income, net	(7)	306	459

(Loss)/income before income taxes and share of losses from subsidiaries	(8,296)	17,952	13,180

Income tax expense	—	(92)	(138)
Share of losses from subsidiaries	(1,531)	(7,609)	(3,612)

Net (loss) / income	(9,827)	10,251	9,430

Accretion of convertible redeemable preferred shares	(1,533)	(535)	—
Beneficial conversion feature of redeemable convertible preferred shares	(5,693)	—	—
Allocation of net income to participating preferred shareholders	—	(1,595)	—

Net (loss)/income attributable to common shareholders	(17,053)	8,121	9,430
Other comprehensive income
Foreign currency translation adjustments	689	1,249	390
Disposal of available-for-sale investments	(42)	—	—

Comprehensive (loss)/income attributable to NQ Mobile Inc.	(9,180)	11,500	9,820

Condensed Statement of Cash Flows

NQ MOBILE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

(In thousands)

Condensed Statement of Cash Flows

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net cash provided by/(used in) operating activities	972	(44,422)	(44,510)
Net cash used in investing activities	(16,042)	(1,390)	(3,629)
Net cash provided by/(used in) financing activities	28,894	81,160	(426)

Net increase/(decrease) in cash and cash equivalents	13,824	35,348	(48,565)

Cash and cash equivalents at the beginning of the year	65	13,889	49,237

Cash and cash equivalents at the end of the year	13,889	49,237	672

Principal Activities and Organization (Reorganization) (Narrative) (Details)	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 NQ Mobile [Member]	Mar. 14, 2007 NQ Mobile [Member] RPL [Member]	Dec. 31, 2012 Beijing Technology [Member]	Jun. 30, 2007 Beijing Technology [Member] Founders [Member]
Reorganization [Line Items]
Incorporation date	Mar 14, 2007
Ownership		100.00%		100.00%
Operations commenced date			Oct 21, 2005

Principal Activities and Organization (Subsidiaries, VIE and VIE's Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
NQ HK [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Apr 26, 2010	[1]
Place of Incorporation	Hong Kong	[1]
Relationship	Wholly-owned subsidiary	[1]
Principal Activities	Consumer mobile security services in overseas markets	[1]
Former registered name	NetQin International Ltd.
Date to change former registered name	Aug 1, 2012
NQ US [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Nov 5, 2010	[2]
Place of Incorporation	United States	[2]
Relationship	Wholly-owned subsidiary	[2]
Principal Activities	Market intelligence and information analysis	[2]
Former registered name	NetQin US Inc.
Date to change former registered name	Dec 14, 2011
NQ Taiwan [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Dec 2, 2011
Place of Incorporation	Taiwan
Relationship	Wholly-owned subsidiary
Principal Activities	Marketing and sales development
NQ Mobile International AG [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Jun 19, 2012
Place of Incorporation	Switzerland
Relationship	Wholly-owned subsidiary
Principal Activities	Worldwide purchase, sale and general distribution of software products
NQ Beijing [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	May 15, 2007
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ Mobile Lux S.A. [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Sep 6, 2012
Place of Incorporation	Luxembourg
Relationship	Wholly-owned subsidiary
Principal Activities	Management of Intellectual properties
NQ Mobile (Chengdu) Co., Ltd. [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Dec 26, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Software design and development for computer and mobile devices and other technology consulting services
Beijing Technology [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Oct 21, 2005
Place of Incorporation	The PRC
Relationship	VIE
Principal Activities	Consumer mobile security services in PRC market and research and development
Tianjin Qingyun [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Feb 21, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of the VIE
Principal Activities	Financial management services
NationSky [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	May 31, 2012
Place of Incorporation	The PRC
Relationship	Subsidiary of the VIE
Principal Activities	Enterprise mobility services
Beijing Feiliu [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Nov 30, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of the VIE
Principal Activities	Mobile games and advertising
Beijing Red [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Nov 30, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Beijing Feiliu
Principal Activities	Development and operation of mobile games

[1]	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
[2]	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.

Principal Activities and Organization (Variable Interest Entity) (Narrative) (Details) (Beijing Technology [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 NQ Beijing [Member] Exclusive Technical Consulting Services Agreement [Member]	Dec. 31, 2012 NQ Beijing [Member] Business Operation Agreement [Member]	Dec. 31, 2012 NQ Beijing [Member] Equity Disposition Agreement [Member]	Dec. 31, 2012 Founders [Member] Loan Agreements [Member]	Dec. 31, 2011 Founders [Member] Loan Agreements [Member]
VIE Agreement [Line Items]
VIE Agreement, advanced notice period	30 days	30 days
VIE Agreement, effective period of agreement			10 years
VIE Agreement, interest-free loans for funds necessary for capital injection of VIE				$ 7,588	$ 1,222

Principal Activities and Organization (Consolidated Financial Information of Variable Interest Entities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total assets	$ 247,718,000	$ 160,482,000
Total liabilities	34,369,000	12,231,000
Total net revenue	91,768,000	40,671,000	17,695,000
Net (loss)/income	9,962,000	10,250,000	(9,830,000)
Net increase/(decrease) in cash and cash equivalents balance	(50,648,000)	51,544,000	16,262,000
Statutory reserve	2,938,000	0
VIE and VIE's subsidiaries [Member]
Variable Interest Entity [Line Items]
Total assets	198,669,000	84,873,000
Total liabilities	163,761,000	86,144,000
Total net revenue	54,461,000	23,039,000	11,400,000
Net (loss)/income	4,399,000	(3,829,000)	2,829,000
Net increase/(decrease) in cash and cash equivalents balance	(7,464,000)	66,007,000	6,936,000
Percentage of Group's total net revenue	59.00%	57.00%	64.00%
Registered capital	17,567,000
Statutory reserve	$ 242,000

Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Significant Accounting Policies [Line Items]
Changes in fair value of short-term investments	$ 0	$ 0	$ 0
Impairment of goodwill	0	0	0
Impairment of long-lived assets	0	0	0
Business tax and related surcharges	3,001,000	1,238,000	523,000
Marketing and advertising costs	8,546,000	2,929,000	1,781,000
Other income, cash subsidies from PRC government	40,000	155,000	148,000
Deferral relating to cash subsidy from PRC government	0	0
Term of reimbursement received, return of using DB's services	5 years
Total fixed monetary reimbursements, return of using DB's services	2,300,000
Other income, reimbursement of using DB's services	459,000	306,000	0
Employee benefit expenses	1,845,000	1,250,000	829,000
Interest and penalties associated with tax positions	0	0	0
Unrecognized uncertain tax positions	0	0
Profit appropriation to statutory reserve	2,938,000	0	0
Profit appropriation to other reserve funds	0	0	0
Number of operating segments	2
Net revenues	91,768,000	40,671,000	17,695,000
Indefinite-lived intangible assets	0	0	0
PRC [Member]
Schedule of Significant Accounting Policies [Line Items]
Net revenues	55,241,000	23,017,000	11,484,000
Overseas [Member]
Schedule of Significant Accounting Policies [Line Items]
Net revenues	$ 36,527,000	$ 17,654,000	$ 6,211,000
China Foreign Investment Enterprises Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
China Company Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Other short-term investments placed with banks, original maturities	3 months
Term deposits, original maturities	1 year
Short-term investments, original maturities	1 year
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Term deposits, original maturities	3 months

Significant Accounting Policies (Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allowance for Doubtful Accounts, Beginning Balance	$ 636,000	$ 315,000	$ 0
Charged to Expenses	459,000	321,000	315,000
Write-offs, Net of Recoveries	0	0	0
Allowance for Doubtful Accounts, Ending Balance	$ 1,095,000	$ 636,000	$ 315,000

Significant Accounting Policies (Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	Shorter of lease terms and estimated useful lives
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years

Significant Accounting Policies (Components of Other Income, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Gain from step acquisition	$ 2,882,000	$ 0	$ 0
ADR reimbursement	459,000	306,000	0
Government subsidies	40,000	155,000	148,000
Other expenses	(17,000)	(155,000)	(13,000)
Total	$ 3,364,000	$ 306,000	$ 135,000

Concentration and Risks (Narrative) (Details) (Customer Concentration Risk [Member], Net Revenue [Member], Top 10 of Major Intermediaries [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer Concentration Risk [Member] | Net Revenue [Member] | Top 10 of Major Intermediaries [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	77.00%	93.00%	87.00%

Concentration and Risks (Revenue Proportion from Customers Accounted for Over Ten Percent of Total Net Revenues) (Details) (Customer Concentration Risk [Member], Net Revenue [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Yidatong [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	22.00%	26.00%	21.00%
A [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	2.00%	1.00%	10.00%
D [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	11.00%	13.00%	10.00%
F [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	8.00%	10.00%	10.00%

Concentration and Risks (Accounts Receivables Proportion from Customers Accounted for Over Ten Percent of Total Accounts Receivables) (Details) (Customer Concentration Risk [Member], Accounts Receivable [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Yidatong [Member]
Concentration Risk [Line Items]
Percentage of accounts receivables due from major customers to total accounts receivables	17.00%	20.00%
D [Member]
Concentration Risk [Line Items]
Percentage of accounts receivables due from major customers to total accounts receivables	13.00%	23.00%
E [Member]
Concentration Risk [Line Items]
Percentage of accounts receivables due from major customers to total accounts receivables	8.00%	12.00%

Business Combination (Acquisition of NationSky) (Narrative) (Details) (USD $)	12 Months Ended							0 Months Ended	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Customer relationship [Member]	Dec. 31, 2012 Revenue sharing agreement [Member]	Dec. 31, 2012 Non-compete agreement [Member]	Dec. 31, 2012 Technology of platform to develop customized mobile applications [Member]	May 11, 2012 NationSky [Member]	Dec. 31, 2012 NationSky [Member]	May 11, 2012 NationSky [Member] Customer relationship [Member]	May 11, 2012 NationSky [Member] Revenue sharing agreement [Member]	May 11, 2012 NationSky [Member] Non-compete agreement [Member]	May 11, 2012 NationSky [Member] Technology of platform to develop customized mobile applications [Member]	May 11, 2012 NationSky [Member] Common Shares [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired								55.00%
Purchase consideration, cash payment								$ 3,157,000
Purchase consideration, number of shares														2,300,000
Purchase consideration, fair value of shares								4,196,000						4,196,000
Identified intangible assets, amount										1,310,000	2,462,000	347,000	939,000
Identified intangible assets, estimated useful life				6 years 6 months	7 years 7 months 6 days	6 years 7 months 6 days	4 years 3 months 18 days	6 years 9 months 18 days
Net revenues	91,768,000	40,671,000	17,695,000						12,552,000
Net income	$ 9,962,000	$ 10,250,000	$ (9,830,000)						$ 1,184,000
Percentage of net revenues of acquiree's to consolidated net revenues									13.70%
Percentage of net income of acquiree's to consolidated net income									11.90%

Business Combination (Acquisition of Beijing Feiliu and Beijing Red) (Narrative) (Details) (USD $)	12 Months Ended											0 Months Ended	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Customer relationship [Member]	Dec. 31, 2012 User base [Member]	Dec. 31, 2012 Technology of various mobile platforms for mobile games downloading and knowledge sharing [Member]	Dec. 31, 2012 Self developed game acquired from Beijing Red [Member]	Dec. 31, 2012 Beijing Feiliu [Member]	Nov. 30, 2012 Beijing Feiliu [Member]	Dec. 31, 2011 Beijing Feiliu [Member]	Dec. 31, 2010 Beijing Feiliu [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member]	Dec. 31, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] Customer relationship [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] User base [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] Technology of various mobile platforms for mobile games downloading and knowledge sharing [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] Self developed game acquired from Beijing Red [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] Common Shares [Member]	Jul. 31, 2012 Beijing Technology [Member] Beijing Feiliu [Member]	Sep. 01, 2010 Beijing Technology [Member] Beijing Feiliu [Member]
Business Acquisition [Line Items]
Aggregate cost for investment in Beijing Feiliu																				$ 2,462,000
Percentage of equity interest in equity method investee																			26.40%	33.00%
Fair value of equity investment in Beijing Feiliu								0	5,568,000	1,182,000	1,012,000									1,007,000
Prepaid customer acquisition cost																				1,455,000
Intangible assets purchase, percentage of equity interest transferred																			20.00%
Disposal gain	943,000	0	0					943,000
Purchase consideration, number of shares																		12,346,647
Purchase consideration, fair value of shares												16,421,000						16,421,000
Remeasurement gain recognized	2,882,000	0	0										2,882,000
Identified intangible assets, amount														$ 80,000	$ 2,433,000	$ 2,273,000	$ 191,000
Identified intangible assets, estimated useful life				6 years 6 months	1 year 6 months	4 years 3 months 18 days	7 months 6 days					2 years 7 months 6 days

Business Combination (Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests) (Details) (USD $) In Thousands, unless otherwise specified	May 11, 2012 NationSky [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member]
Business Acquisition [Line Items]
Cash consideration	$ 3,157
Fair value of previously held 26.4% equity interests		5,568
Shares consideration	4,196	16,421
Total consideration transferred	7,353	21,989
Cash	3,892	490
Other tangible assets	4,482	4,167
Identifiable intangible assets acquired	5,058	4,977
Liability assumed	(3,367)	(3,493)
Goodwill	2,083	15,848
Fair value of non-controlling interests	(4,795)
Total	$ 7,353	$ 21,989

Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHORT-TERM INVESTMENTS [Abstract]
Realized (loss)/gains on short-term investments	$ 0	$ 29,000	$ (102,000)
Unrealized gains on short-term investments	$ 0	$ 0	$ 0

Inventory (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INVENTORY [Abstract]
Mobile phones	$ 425,000
Electronic equipments	4,000
Total	$ 429,000	$ 0

Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Housing loans to employees	$ 182,000	$ 124,000
Advances to employees	2,073,000	288,000
Deposits to suppliers	1,874,000	1,209,000
ADR reimbursements	0	214,000
Prepaid customer acquisition costs to Beijing Feiliu	0	689,000
Interest receivables	1,524,000	648,000
Receivables in connection with exercise of options	2,018,000	3,166,000
Receivables from employee in connection with tax withheld for vesting of restricted shares	1,010,000	0
Share subscription monies receivables	1,198,000	354,000
Bridge loans in connection with ongoing investments	6,141,000	0
Prepayment for Inventory	681,000	0
Others	313,000	114,000
Total	17,014,000	6,806,000
Interest-free loan to potential investees in consideration of future acquisitions or investments	$ 6,141,000	$ 0

Equity Investments in Associates (Schedule of Equity Investment) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Investments [Line Items]
Cost method investments	$ 13,978,000	$ 0
Total	13,978,000	1,182,000
Beijing Feiliu [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	0	1,182,000
Beijing NQ Guotai Investment Management Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	0	0
Sub-total [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	0	1,182,000
Pansi Infinity (Beijing) Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	2,864,000	0
Shifang Huida Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	2,386,000	0
Hesine Technologies International Worldwide Inc. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	6,416,000	0
SIINE., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	600,000	0
Shanghai Yinlong Information and Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	1,712,000	0
Sub-total [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	$ 13,978,000	$ 0

Equity Investments in Associates (Narrative) (Details)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 USD ($)	Apr. 09, 2013 NQ Guotai [Member]	Dec. 31, 2012 NQ Guotai [Member] USD ($)	Dec. 31, 2012 NQ Guotai [Member] CNY	Jun. 30, 2012 Pansi Co., Ltd [Member] USD ($)	Jun. 30, 2012 Shifang Co., Ltd [Member] USD ($)	Aug. 31, 2012 Hissage [Member] USD ($)	Aug. 31, 2012 SIINE Limited [Member] USD ($)	Sep. 30, 2012 Shanghai Yinlong Information and Technology Co., Ltd [Member] USD ($)	Sep. 01, 2010 Beijing Technology [Member] Beijing Feiliu [Member]
Schedule of Equity Investments [Line Items]
Percentage of equity interest in equity method investee		49.51%	49.50%	49.50%						33.00%
Subscribed capital			$ 15,778,000	99,000,000
Registered capital			31,875,000	200,000,000
Contributed capital			10,359,000	65,000,000
Percentage of equity interest in cost method investee					30.00%	25.00%	31.71%	15.70%	18.90%
Purchase price, cash consideration					2,864,000	2,386,000	500,000	600,000	1,712,000
Purchase price, common shares							3,821,655
Purchase price, common shares, fair value							5,916,000
Impairment of equity investment	$ 0

Equity Investments in Associates (Aggregate Cost Allocation of Equity Method Investment) (Details) (Beijing Feiliu [Member], USD $)	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 01, 2010 Beijing Technology [Member]
Schedule of Aggregate Cost Allocation, Equity Method Investment [Line Item]
Share of net tangible assets acquired					$ 151,000
Goodwill					856,000
Investment in Beijing Feiliu	$ 0	$ 5,568,000	$ 1,182,000	$ 1,012,000	$ 1,007,000

Equity Investments in Associates (Change in Equity Method Investment) (Details) (Beijing Feiliu [Member], USD $)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011
Beijing Feiliu [Member]
Schedule of Change in Equity Method Investment [Line Items]
Beginning balance	$ 5,568,000	$ 1,182,000	$ 1,012,000
Share of profit in equity investment		543,000	119,000
Gain from change in interest in associate		943,000
Re-measurement gain in equity investment		2,882,000
Cumulative translation difference		18,000	51,000
Eliminated as result of acquisition of Feiliu	(5,568,000)
Ending balance	$ 0	$ 5,568,000	$ 1,182,000

Equity Investments in Associates (Change in Cost Method Investment) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pansi Infinity (Beijing) Technology Co., Ltd [Member]	Dec. 31, 2012 Shifang Huida Technology Co., Ltd [Member]	Dec. 31, 2012 Hesine Technologies International Worldwide Inc. [Member]	Dec. 31, 2012 SIINE., Ltd [Member]	Dec. 31, 2012 Shanghai Yinlong Information and Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Beginning balance	$ 13,978,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Investment in associate			2,864,000	2,386,000	6,416,000	600,000	1,712,000
Ending balance	$ 13,978,000	$ 0	$ 2,864,000	$ 2,386,000	$ 6,416,000	$ 600,000	$ 1,712,000

Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,402	$ 2,253
Less: accumulated depreciation	(1,968)	(1,175)
Property and equipment, net	2,434	1,078
Depreciation expense for property and equipment	644	465	346
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,991	1,129
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,034	624
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	344	261
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	983	189
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 50	$ 50

Intangible Assets, Net (Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 14,494	$ 1,888
Accumulated Amortization	(1,281)	(298)
Net Carrying Amount	13,213	1,590
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,873	338
Accumulated Amortization	(443)	(220)
Net Carrying Amount	2,430	118
Domain name use right [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,550	1,550
Accumulated Amortization	(233)	(78)
Net Carrying Amount	1,317	1,472
Revenue sharing agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,482
Accumulated Amortization	(191)
Net Carrying Amount	2,291
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,400
Accumulated Amortization	(118)
Net Carrying Amount	1,282
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	350
Accumulated Amortization	(31)
Net Carrying Amount	319
User base [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,434
Accumulated Amortization	(67)
Net Carrying Amount	2,367
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,214
Accumulated Amortization	(172)
Net Carrying Amount	3,042
Game [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	191
Accumulated Amortization	(26)
Net Carrying Amount	$ 165

Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 Computer software [Member]	Dec. 31, 2011 Computer software [Member]	Dec. 31, 2010 Computer software [Member]	Jul. 31, 2011 Domain name use right [Member]	Dec. 31, 2012 Domain name use right [Member]	Dec. 31, 2011 Domain name use right [Member]	Dec. 31, 2012 Intangible assets arising from business combination [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years				10 years
Amortization expense	$ 223	$ 132	$ 56		$ 155	$ 78	$ 605
Consideration for intangible assets				$ 1,550
Period before next renewal				10 years

Intangible Assets, Net (Estimated Useful Life of Intangible Assets Arising from Business Combination) (Details)	12 Months Ended
Dec. 31, 2012
Revenue sharing agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	7 years 7 months 6 days
Customer relationship [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	6 years 6 months
Non-compete agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	6 years 7 months 6 days
User base [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	1 year 6 months
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	4 years 3 months 18 days
Game [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	7 months 6 days

Intangible Assets, Net (Future Amortization Expense of Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
For year ending
2013	$ 3,219
2014	3,033
2015	2,898
2016	1,448
2017	1,150
2018 and thereafter	1,465
Total	$ 13,213	$ 1,590

Goodwill (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 11, 2012 NationSky [Member]
Goodwill [Line Items]
Percentage of equity interest acquired				55.00%
Number of reporting segments	2
Impairment of goodwill	$ 0	$ 0	$ 0

Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 0
Increase in goodwill related to acquisition	17,931,000
Foreign currency translation adjustment	27,000
Impairment losses	0	0	0
Goodwill, Ending Balance	17,958,000	0
Consumer [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	0
Increase in goodwill related to acquisition	15,848,000
Foreign currency translation adjustment	10,000
Impairment losses	0
Goodwill, Ending Balance	15,858,000
Enterprise [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	0
Increase in goodwill related to acquisition	2,083,000
Foreign currency translation adjustment	17,000
Impairment losses	0
Goodwill, Ending Balance	$ 2,100,000

Fair Value Measurement (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	$ 18,862,000	$ 69,510,000
Term deposits	101,503,000	58,563,000
Short-term investments	7,573,000
Total	127,938,000	128,073,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0	0
Term deposits	0	0
Short-term investments	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	18,862,000	69,510,000
Term deposits	101,503,000	58,563,000
Short-term investments	7,573,000
Total	127,938,000	128,073,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0	0
Term deposits	0	0
Short-term investments	0
Total	$ 0	$ 0

Fair Value Measurement (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits, original maturities	3 months
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits, original maturities	1 year
Short-term investments, original maturities	1 year

Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Salaries and social welfare payables	$ 3,769	$ 1,109
Other taxes payables	5,651	1,031
Rental payables	259	211
Accrued legal and professional expenses	1,175	790
Accrued travelling and entertainment expenses	411	164
Others	533	351
Total	$ 11,798	$ 3,656

Share-based Compensation (2007 and 2011 Share Plan) (Narrative) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Options [Member]	Dec. 31, 2012 Awards (Collectively) [Member] Schedule I [Member]	Dec. 31, 2012 Awards (Collectively) [Member] Schedule II [Member]	Dec. 31, 2012 Awards (Collectively) [Member] Schedule III [Member]	Dec. 31, 2012 Awards (Collectively) [Member] Schedule IV [Member]	Feb. 28, 2011 2007 Share Plan [Member] Options [Member]	Dec. 15, 2010 2007 Share Plan [Member] Options [Member]	Apr. 26, 2010 2007 Share Plan [Member] Options [Member]	Dec. 15, 2007 2007 Share Plan [Member] Options [Member]	Jun. 07, 2007 2007 Share Plan [Member] Options [Member]	Mar. 15, 2011 2011 Share Plan [Member] Awards (Collectively) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized for issuance													10,000,000	13,000,000
Number of common shares reserved for issuance									44,415,442	36,415,442	26,415,442	21,176,471	10,000,000	13,000,000
Authorized Grant Pool	5,944,731	2,970,500	994,825											13,000,000
Proportion of shares vested on first-year anniversary of vesting commencement date					25.00%	100.00%		25.00%
Proportion of shares vested each month over remaining period thereafter					0.020833			0.016667
Remaining period thereafter					3 years			5 years
Vesting period					4 years			6 years
Proportion of Awards vested when granted and not subjected to any vesting terms							100.00%
Option expiration term from grant date				10 years

Share-based Compensation (Option Activities) (Narrative) (Details) (USD $)	12 Months Ended									0 Months Ended				12 Months Ended	0 Months Ended				12 Months Ended		12 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012 Non-employee consultants [Member]	Dec. 31, 2011 Non-employee consultants [Member]	Dec. 31, 2010 Non-employee consultants [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 02, 2013 Stock Options [Member] Non-employee consultants [Member]	Jul. 10, 2012 Stock Options [Member] Non-employee consultants [Member]	Feb. 28, 2011 Stock Options [Member] Non-employee consultants [Member] persons	Nov. 08, 2010 Stock Options [Member] Non-employee consultants [Member] persons	Dec. 31, 2012 Stock Options [Member] Non-employee consultants [Member]	Jan. 02, 2013 Stock Options [Member] Employees [Member]	Feb. 28, 2011 Stock Options [Member] Employees [Member] persons	Mar. 15, 2011 Stock Options [Member] One executive officer contingent upon IPO [Member]	Dec. 15, 2010 Stock Options [Member] One executive officer contingent upon IPO [Member]	Dec. 31, 2011 Stock Options [Member] One executive officer contingent upon IPO [Member]	May 05, 2011 Stock Options [Member] One executive officer contingent upon IPO [Member]	Dec. 31, 2012 Stock Options [Member] Two executive officers of NQ Mobile [Member]	Jul. 10, 2012 Stock Options [Member] Executive officer 1 of NQ Mobile [Member]	Jul. 10, 2012 Stock Options [Member] Executive officer 2 of NQ Mobile [Member]	Jan. 02, 2013 Stock Options [Member] Significant business partner [Member]	Nov. 02, 2011 Stock Options [Member] Significant business partner [Member]	Dec. 31, 2011 Stock Options [Member] Significant business partner [Member]	Jul. 10, 2012 Performance Related Options [Member] Significant business partner [Member]	Nov. 02, 2011 Performance Related Options [Member] Significant business partner [Member]	Dec. 31, 2012 Performance Related Options [Member] Significant business partner [Member]	Dec. 31, 2011 Performance Related Options [Member] Significant business partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected by modification												70	69			51
Additional share-based compensation expense recognized								$ 285,000	$ 2,452,000
Number of options newly authorized																	90,883	499,117							1,000,000			5,000,000
Minimum proportion of options granted to total shares outstanding on date immediately preceding closing of IPO																				1.00%
Number of options granted	450,000	2,337,500	1,780,000	3,535,450	15,657,942	12,184,000				725,000	200,000				5,062,000							1,062,500	52,500	250,000			250,000
Share-based compensation expense							8,266,000	9,874,000	12,502,000					38,000					798,000		262,000					833,000			265,000	0
Unrecognized compensation expense							$ 9,572,000	$ 15,741,000	$ 5,855,000										$ 0		$ 797,000					$ 0

Share-based Compensation (Share Option Activities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011 years	Dec. 31, 2010 years
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	23,695,602	25,045,617	12,483,000
Number of Shares, Options granted	3,535,450	15,657,942	12,184,000
Number of Shares, Options granted contingent upon IPO		90,883	499,117
Number of Shares, Options exercised	(1,943,515)	(16,217,250)
Number of Shares, Options forfeited or cancelled	(1,464,126)	(881,590)	(120,500)
Number of Shares, Outstanding, Ending balance	23,823,411	23,695,602	25,045,617
Number of Shares, Vested and exercisable, Ending balance	9,143,752	4,208,831	15,169,521
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.92	$ 0.2	$ 0.15
Weighted Average Exercise Price, Options granted	$ 1.35	$ 1.24	$ 0.25
Weighted Average Exercise Price, Options granted contingent upon IPO		$ 0.4	$ 0.4
Weighted Average Exercise Price, Options exercised	$ 0.28	$ 0.14
Weighted Average Exercise Price, Options forfeited or cancelled	$ 0.9	$ 0.53	$ 0.22
Weighted Average Exercise Price, Outstanding, Ending balance	$ 1.04	$ 0.92	$ 0.2
Weighted Average Exercise Price, Vested and exercisable, Ending balance	$ 0.85	$ 0.27	$ 0.1
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance	8.88	8.58	8.27
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance	8.22	8.88	8.58
Weighted Average Remaining Contractual Life (Years), Vested and exercisable, Ending balance	7.69	7.42	8.1
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 3,194	$ 33,775	$ 2,018
Aggregate Intrinsic Value, Outstanding, Ending balance	4,077	3,194	33,775
Aggregate Intrinsic Value, Vested and exercisable, Ending balance	3,275	3,316	21,996
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	2,337,500	10,375,000	8,595,000
Number of Shares, Options granted	450,000	2,337,500	1,780,000
Number of Shares, Options exercised		(10,375,000)
Number of Shares, Outstanding, Ending balance	2,787,500	2,337,500	10,375,000
Number of Shares, Vested and exercisable, Ending balance	1,584,375	1,000,000	10,375,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.93	$ 0.23	$ 0.19
Weighted Average Exercise Price, Options granted	$ 1.35	$ 0.93	$ 0.4
Weighted Average Exercise Price, Options exercised		$ 0.23
Weighted Average Exercise Price, Outstanding, Ending balance	$ 1	$ 0.93	$ 0.23
Weighted Average Exercise Price, Vested and exercisable, Ending balance	$ 0.99	$ 0.91	$ 0.23
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance	9.92	6.12	8.39
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance	9.01	9.92	6.12
Weighted Average Remaining Contractual Life (Years), Vested and exercisable, Ending balance	8.97	9.84	6.12
Aggregate Intrinsic Value, Outstanding, Beginning balance	283	13,716	985
Aggregate Intrinsic Value, Outstanding, Ending balance	577	283	13,716
Aggregate Intrinsic Value, Vested and exercisable, Ending balance	$ 348	$ 144	$ 13,716

Share-based Compensation (Share Option Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.40%	3.65%	3.92%
Exercise Multiple	2.39	2.62	2
Expected Forfeiture Rate (Post-vesting)	3.42%	0.75%	0.59%
Weighted average expected option life	10 years	10 years	10 years
Volatility rate	51.00%	72.00%	75.00%
Dividend yield	0.00%	0.00%	0.00%
Share price	$ 1.6	$ 1.622	$ 1.236
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.43%	2.70%	3.41%
Exercise Multiple			2.17
Expected Forfeiture Rate (Post-vesting)	0.00%	0.00%	0.00%
Weighted average expected option life	10 years	10 years	10 years
Volatility rate	53.00%	67.00%	65.00%
Dividend yield	0.00%	0.00%	0.00%
Share price	$ 1.619	$ 1.001	$ 0.648

Share-based Compensation (Share Option Assumptions) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capitalized share-based compensation expenses	$ 0	$ 0	$ 0
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2.39	2.62	2
Contract life of option	10 years	10 years	10 years
Estimated forfeiture rate	3.42%	0.75%	0.59%
Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple			2.17
Contract life of option	10 years	10 years	10 years
Estimated forfeiture rate	0.00%	0.00%	0.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option	10 years
Estimated forfeiture rate	5.00%
Share-based compensation expense	8,266,000	9,874,000	12,502,000
Weighted average grant date fair values per option	$ 0.9066	$ 1.1021	$ 0.9854
Total intrinsic values of options exercised	2,707,000	15,108,000	0
Unrecognized compensation expense	9,572,000	15,741,000	5,855,000
Unrecognized compensation expense, weighted average period for recognition (in years)	2.58	3.1	2.74
Stock Options [Member] | One executive officer contingent upon IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		798,000
Unrecognized compensation expense		0
Stock Options [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair values of options vested	7,438,000	2,736,000	8,468,000
Stock Options [Member] | Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	38,000
Total fair values of options vested	$ 546,000	$ 833,000	$ 3,105,000
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	3

Share-based Compensation (Restricted Shares Granted to One Executive Officer of NQ US) (Narrative) (Details) (One executive officer of NQ US [Member], USD $)	0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Feb. 19, 2013 Restricted Shares [Member]	Jul. 10, 2012 2011 Share Plan [Member] Restricted Shares [Member]	May 06, 2011 2011 Share Plan [Member] Restricted Shares [Member]	Dec. 31, 2012 2011 Share Plan [Member] Restricted Shares [Member]	Dec. 31, 2011 2011 Share Plan [Member] Restricted Shares [Member]	May 06, 2011 2011 Share Plan [Member] Restricted Shares Granted for Each Contract Executed with Certain Specific Customers [Member]	Dec. 31, 2012 2011 Share Plan [Member] Restricted Shares Granted for Each Contract Executed with Certain Specific Customers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, value	$ 250,000	$ 185,000	$ 1,806,000			$ 250,000
Vesting period			4 years
Share-based compensation expense				772,000	621,000		0
Unrecognized compensation expense				$ 598,000	$ 1,185,000
Proportion of shares vested each month over remaining period thereafter						0.041667
Remaining period thereafter						2 years

Share-based Compensation (Restricted Shares Granted to One Executive Officer) (Narrative) (Details) (2011 Share Plan [Member], Restricted Shares [Member], One executive officer [Member], USD $)	0 Months Ended	12 Months Ended
	Jul. 10, 2012	Dec. 31, 2012
2011 Share Plan [Member] | Restricted Shares [Member] | One executive officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, value	$ 1,604,000
Proportion of shares vested on first-year anniversary of vesting commencement date	25.00%
Proportion of shares vested each month over remaining period thereafter	0.020833
Remaining period thereafter	3 years
Share-based compensation expense		397,000
Unrecognized compensation expense		$ 1,207,000

Share-based Compensation (Restricted ADSs Granted to Two Executive Officers of NQ US) (Narrative) (Details) (2011 Share Plan [Member], Restricted ADSs [Member], Two executive officers of NQ US [Member], USD $)
	0 Months Ended	12 Months Ended
	Jul. 27, 2012	Dec. 31, 2012
2011 Share Plan [Member] | Restricted ADSs [Member] | Two executive officers of NQ US [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted, subject to either performance or market condition	463,000
Restricted ADSs granted, value	$ 1,189,000
Vesting period	4 years
Number of shares that become vested and non-forfeitable, upper range limit	578,750
Share-based compensation expense		374,000
Unrecognized compensation expense		$ 815,000

Share-based Compensation (Restricted Shares Granted to Non-employee Consultants) (Narrative) (Details) (Restricted Shares [Member], USD $)	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013 Non-employee consultants [Member]	Jul. 10, 2012 2011 Share Plan [Member] Non-employee consultants [Member]	Dec. 31, 2012 2011 Share Plan [Member] Non-employee consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	47,973,506	1,075,000	2,650,000	1,150,000
Proportion of shares vested on first-year anniversary of vesting commencement date				25.00%
Proportion of shares vested each month over remaining period thereafter				0.020833
Remaining period thereafter				3 years
Requisite service period				4 years
Share-based compensation expense					$ 387,000
Unrecognized compensation expense					$ 1,002,000

Share-based Compensation (Share Awards to Co-Chief Executive Officer of NQ Mobile Inc.) (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Dec. 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Co-CEO of NQ Mobile [Member]	May 08, 2012 Other Share Awards [Member] Restricted Shares [Member] Co-CEO of NQ Mobile [Member]	Jan. 08, 2012 Other Share Awards [Member] Restricted Shares [Member] Co-CEO of NQ Mobile [Member]	Dec. 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Co-CEO of NQ Mobile [Member]	May 08, 2012 Other Share Awards [Member] NQ Global Shares [Member] Co-CEO of NQ Mobile [Member]	Feb. 29, 2012 Other Share Awards [Member] NQ Global Shares [Member] Co-CEO of NQ Mobile [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	47,973,506	1,075,000		9,000,000	10,000,000
Number of shares granted, subject to service condition				3,500,000	6,000,000
Vesting period					4 years			4 years
Proportion of shares vested on first-year anniversary of vesting commencement date					25.00%			25.00%
Proportion of shares vested each month over remaining period thereafter					0.020833
Remaining period thereafter					3 years
Number of shares granted, subject to either performance or market condition				5,500,000	4,000,000
Percentage of equity interest granted								15.00%
Share-based compensation expense						$ 12,330,000		$ 451,000
Percentage of equity interest granted but then cancelled							15.00%
Requisite service period				4 years
Incremental compensation expense due to plan modification				14,019,000
Number of shares that become vested and non-forfeitable, upper range limit				11,875,000
Number of shares vested	2,992,985	0	2,521,755
Unrecognized compensation expense			$ 11,134,000			$ 11,134,000

Share-based Compensation (Share Awards in Connection with Acquisitions) (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Dec. 31, 2010 Restricted Shares [Member]	May 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Non-controlling interest shareholder of NationSky [Member]	Dec. 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Non-controlling interest shareholder of NationSky [Member]	Nov. 30, 2012 Other Share Awards [Member] Restricted Shares [Member] Original shareholders of Beijing Feiliu and Beijing Red [Member]	Dec. 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Original shareholders of Beijing Feiliu and Beijing Red [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				47,973,506	1,075,000		2,875,000		18,519,971
Vesting period							4 years		4 years
Number of shares granted, subject to service condition							1,725,000		6,173,324
Number of shares granted, subject to either performance or market condition							1,150,000		12,346,647
Share-based compensation expense								$ 1,193,000		$ 356,000
Unrecognized compensation expense								2,378,000		7,855,000
Total fair value of vested restricted shares				$ 4,010,000	$ 0	$ 0
Number of shares available for future grants	5,944,731	2,970,500	994,825

Share-based Compensation (Restricted Shares Activities) (Details) (Restricted Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	1,075,000	0
Number of shares, Granted	47,973,506	1,075,000
Number of shares, Forfeited	(1,021,995)
Number of shares, Vested	(2,992,985)	0
Number of shares, Unvested, Ending balance	45,033,526	1,075,000
Fair value per share at grant date, Unvested, Beginning balance	$ 1.68	$ 0
Fair value per share at grant date, Granted	$ 1.2379	$ 1.68
Fair value per share at grant date, Forfeited	$ 1.4936
Fair value per share at grant date, Vested	$ 0.8971	$ 0
Fair value per share at grant date, Unvested, Ending balance	$ 1.2653	$ 1.68

Taxation (Business Tax, Related Surcharges and Value Added Tax) (Narrative) (Details) (PRC Operations [Member])	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Rate of related surcharges of BT		12.00%
VAT rate for technology development and online advertising revenues	6.00%
Minimum [Member]
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Business tax rate for consumer mobile security, enterprise mobility and mobile games		3.00%
Maximum [Member]
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Business tax rate for consumer mobile security, enterprise mobility and mobile games		5.00%

Taxation (Income Taxes) (Narrative) (Details) (USD $)	12 Months Ended			60 Months Ended	12 Months Ended	60 Months Ended	12 Months Ended	60 Months Ended	12 Months Ended			36 Months Ended		60 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 New CIT Law [Member]	Dec. 31, 2012 NQ Mobile [Member]	Dec. 31, 2012 Entities Incorporated in Hong Kong [Member]	Dec. 31, 2012 NQ US [Member]	Dec. 31, 2012 High and new technology enterprise [Member] New CIT Law [Member]	Dec. 31, 2012 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2011 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2010 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2013 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2010 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2012 Software enterprise [Member] New CIT Law [Member]	Dec. 31, 2012 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2011 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2010 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2012 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2015 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2012 Beijing Feiliu [Member] New CIT Law [Member]	Dec. 31, 2013 Beijing Feiliu [Member] New CIT Law [Member]	Dec. 31, 2016 Beijing Feiliu [Member] New CIT Law [Member]	Dec. 31, 2012 NationSky [Member] New CIT Law [Member]	Dec. 31, 2012 Beijing Red [Member] New CIT Law [Member]
Income Tax [Line Items]
Withholding tax					$ 0
Income tax rate	25.00%	25.00%	25.00%	25.00%		16.50%	34.00%										25.00%						25.00%	25.00%
Deemed profit rate							6.00%
CIT paid	297,000	16,000	0				218,000		75,000	16,000	0				0	0				0			4,000
Preferential income tax rate								15.00%				15.00%	7.50%					0.00%	12.50%		0.00%	12.50%
Income tax exemption period from first profitable year														2 years				2 years			2 years
Preferential income tax period												3 years		3 years					3 years			3 years
Reduction of preferential income tax rate														12.50%
Withholding tax rate, parent company in Hong Kong				5.00%
Withholding tax rate, parent company in other countries				10.00%
Net operating loss	$ 5,454,000

Taxation (Composition of Income Tax Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Current income tax expense	$ 464,000	$ 96,000	$ 218,000
Deferred income tax expense/(benefit)	(182,000)	(91,000)	183,000
Withholding tax expense	138,000	92,000	0
Income tax expense	$ 420,000	$ 97,000	$ 401,000

Taxation (Reconciliation between PRC Statutory CIT Rate and Company's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Statutory EIT rate	(25.00%)	(25.00%)	(25.00%)
Effect of tax holidays	99.60%	25.40%	(4.60%)
Effect of tax-exempted entity	(53.10%)	(5.30%)	26.40%
Effect of change in valuation allowance	(2.50%)	5.30%	5.70%
Withholding tax expense	(1.30%)	(0.90%)	0.00%
Other permanent book-tax differences	(21.70%)	(0.40%)	1.80%
Effective income tax rate	(4.00%)	(0.90%)	4.30%

Taxation (Effects of Income Tax Expense Exemption and Reduction) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Tax holiday effect	$ (10,345)	$ (2,624)	$ (434)
Per share effect, basic	$ (0.044)	$ (0.015)	$ (0.009)
Per share effect, diluted	$ (0.04)	$ (0.014)	$ (0.009)

Taxation (Deferred Income Tax) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets, current
Accruals	$ 40,000	$ 74,000
Accrued payroll	370,000	30,000
Other differences	70,000	40,000
Total current deferred income tax assets	480,000	144,000
Less: Valuation allowance	(480,000)	(144,000)
Net current deferred income tax assets	0	0
Deferred income tax assets, non-current
Equity investment	0	232,000
Net operating loss carry forwards	907,000	757,000
Other differences	34,000	18,000
Total non-current deferred income tax assets	941,000	1,007,000
Less: Valuation allowance, non-current	(941,000)	(1,007,000)
Net non-current deferred income tax assets	0	0
Deferred income tax liabilities, current
Prepaid customer acquisition costs	0	103,000
Total current deferred income tax liabilities	0	103,000
Deferred income tax liabilities, non-current
Intangible assets from business combination	1,910,000	0
Total non-current deferred income tax liabilities	$ 1,910,000	$ 0

Taxation (Movement of Valuation Allowance) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Valuation Allowance, Beginning Balance	$ 1,151,000	$ 476,000
Current year addition	270,000	675,000
Current year reversal	0	0
Valuation Allowance, Ending Balance	$ 1,421,000	$ 1,151,000

(Loss)/ Earnings Per Share (Details) (USD $)	0 Months Ended	12 Months Ended
	May 05, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator:
Numerator for basic (loss)/earnings per share		$ 9,430,000		$ 8,121,000		$ (17,053,000)
Accretion of redeemable convertible preferred shares		0	[1]	0	[1]	0	[1]
Beneficial conversion feature of redeemable convertible preferred shares		0	[1]	89,000	[1]	0	[1]
Allocation of net income to participating preferred shareholders		0		100,000		0
Numerator for diluted (loss)/earnings per share		$ 9,430,000		$ 8,310,000		$ (17,053,000)
Convertible Preferred Shares [Member]
Antidilutive securities and issuance of ADS
Anti-dilutive securities excluded from calculation of dilutive net (loss)/earnings per share		0		27,649,375		90,460,988
Share Options and Restricted Shares [Member]
Antidilutive securities and issuance of ADS
Anti-dilutive securities excluded from calculation of dilutive net (loss)/earnings per share		0		0		17,099,899
Class A and Class B Common Share [Member]
Denominator:
Weighted average number of shares outstanding-basic		235,257,651		173,373,462		49,683,230
Dilutive effect of convertible preferred shares		0	[1]	11,295,890	[1]	0	[1]
Dilutive effect of share options and restricted shares		20,464,900	[1]	8,868,622	[1]	0	[1]
Weighted-average number of shares outstanding, diluted		255,722,551		193,537,974		49,683,230
Net (loss)/earnings per share
Basic net (loss)/earnings per share		$ 0.04	[2]	$ 0.05	[2]	$ (0.34)	[2]
Diluted net (loss)/earnings per share		$ 0.04	[2]	$ 0.04	[2]	$ (0.34)	[2]
ADS [Member]
Denominator:
Weighted average number of shares outstanding-basic		47,051,530		34,674,692		9,936,646
Weighted-average number of shares outstanding, diluted		51,144,510		38,707,594		9,936,646
Net (loss)/earnings per share
Basic net (loss)/earnings per share		$ 0.2	[3]	$ 0.23	[3]	$ (1.72)	[3]
Diluted net (loss)/earnings per share		$ 0.18	[3]	$ 0.21	[3]	$ (1.72)	[3]
Antidilutive securities and issuance of ADS
Number of shares, new issues	7,750,000
Public offering price per ADS	$ 11.5
Class A Common Shares [Member]
Antidilutive securities and issuance of ADS
Common shares per ADS	5

[1]	The potentially dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include convertible preferred shares of 90,460,988, 27,649,375 and nil, respectively, and share options and restricted shares of 17,099,899, nil and nil, respectively, for the years ended December 31, 2010, 2011 and 2012.
[2]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.
[3]	The Company was listed on May 5, 2011 with issuance of a total of 7,750,000 American Depositary Shares ("ADSs") at a public offering price of $11.50 per ADS. Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2010 were calculated using the same conversion ratio assuming the ADSs existed during these periods.

Convertible Preferred Shares (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended	50 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			50 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Convertible Preferred Shares [Member]	May 05, 2011 Convertible Preferred Shares [Member]	Dec. 31, 2011 Convertible Preferred Shares [Member]	Dec. 31, 2010 Convertible Preferred Shares [Member]	Jun. 22, 2007 Series A Convertible Preferred Shares [Member]	Dec. 31, 2012 Series A Convertible Preferred Shares [Member]	Dec. 31, 2010 Series A Convertible Preferred Shares [Member]	Dec. 15, 2007 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2011 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares [Member]	Apr. 26, 2010 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 07, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 07, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Common Shares [Member]	May 05, 2011 Common Shares [Member]	Dec. 31, 2010 Common Shares [Member]	May 05, 2011 Class B Common Shares [Member]
Features of Convertible Preferred Shares [Line Item]
Convertible preferred shares, shares new issued							33,250,000			34,926,471				29,687,500				6,682,226	16,773,301
Purchase price of shares new issued							$ 3,325,000			$ 12,500,000				$ 17,000,000					$ 14,120,000
Issue price per share							$ 0.1		$ 0.1	$ 0.358			$ 0.358	$ 0.5726			$ 0.5726		$ 0.8418		$ 0.8418
Direct equity issuance costs							83,000			100,000				21,000					5,000
Shares issued to investor from Taiwan, shares																		2,613,560	2,613,560
Shares issued to investor from Taiwan, value																		2,200,000	2,200,000
Receivable from investor from Taiwan																					2,200,000
Preferred shares, par value per share						$ 0.0001
Conversion ratio, from convertible preferred share to common share																						1			1
Convertible preferred shares, description of conversion term			Each preferred share is automatically be converted into common shares at the then effective applicable conversion price, upon (i) the closing of a Qualified IPO, or (ii) the written consent of holders of more than fifty percent (50%) of the outstanding Preferred Shares of each class with respect to conversion of each class.
Qualified IPO, minimum offering proceeds (before deduction of fees, commissions or expenses)	40,000,000
Qualified IPO, minimum market valuation	200,000,000
Qualified IPO, minimum price per share	$ 1
Reserved common shares for conversion of preferred shares																								114,637,272
Convertible preferred shares, liquidation preference terms			In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of preferred shares shall be entitled to receive an amount per share equal to 100% of the original purchase price plus all dividends accrued, or declared and unpaid.
Distribution of remaining assets to shareholders, maximum multiple of original purchase price								500.00%
Beginning date of redemption											Beginning on or after fourth anniversary following the issuance of the Series B Preferred Shares				Beginning on or after fourth anniversary following the issuance of the Series C Preferred Shares					Beginning on or after fourth anniversary following the issuance of the Series C Preferred Shares
Convertible preferred shares, description of redemption price per share											Redemption price equal to the original purchase price of Series B Preferred Shares x (1.10) N plus all declared but unpaid dividends. "N" means a fraction the numerator of which is the number of calendar days between the original Series B issue date and the date when the Series B Preferred Shares are redeemed and the denominator of which is 365				Redemption price equal to the original purchase price of Series C or Series C-1 Preferred Shares plus all declared but unpaid dividends					Redemption price equal to the original purchase price of Series C or Series C-1 Preferred Shares plus all declared but unpaid dividends
Convertible preferred shares, dividends payment terms			Each Preferred Shares holder is entitled to receive, on an annual basis, preferential, non-cumulative dividends at the rate equal to the greater of (i) 8% of the original issue price and (ii) the dividend that would be paid with respect to the Common Shares into which the Preferred Shares could be converted.
Dividends declared on preferred and common shares				0																			0
Accretion of redeemable convertible preferred shares											$ 0	$ 533,000	$ 1,529,000		$ 0	$ 2,000	$ 4,000
Class B common shares issued for conversion of convertible preferred shares																									114,637,272
Preferred shares, outstanding		114,637,272	0		0				33,250,000				34,926,471				29,687,500				16,773,301

Convertible Preferred Shares (Convertible Preferred Stock by Class) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2010	Jun. 22, 2007 Series A [Member]	Dec. 31, 2012 Series A [Member]	Dec. 31, 2010 Series A [Member]	Dec. 15, 2007 Series B [Member]	Dec. 31, 2012 Series B [Member]	Dec. 31, 2010 Series B [Member]	Apr. 26, 2010 Series C [Member]	Dec. 31, 2012 Series C [Member]	Dec. 31, 2010 Series C [Member]	Dec. 07, 2010 Series C-1 [Member]	Dec. 31, 2012 Series C-1 [Member]	Dec. 31, 2010 Series C-1 [Member]
Convertible Preferred Shares [Line Items]
Issuance Date			June 5, 2007/June 22, 2007			December 15, 2007			April 26, 2010			November 12/December 7, 2010
Convertible Preferred Shares, Shares Issued	114,637,272			33,250,000			34,926,471			29,687,500			16,773,301
Convertible Preferred Shares, Shares Outstanding	114,637,272			33,250,000			34,926,471			29,687,500			16,773,301
Issue Price per Share		$ 0.1		$ 0.1	$ 0.358		$ 0.358	$ 0.5726		$ 0.5726	$ 0.8418		$ 0.8418
Conversion Price per Share				$ 0.1			$ 0.385			$ 0.5726			$ 0.8418
Proceeds from Issuance, Net of Issuance Costs				$ 3,242			$ 12,400			$ 16,979			$ 14,115

Common Shares (Narrative) (Details) (USD $)	12 Months Ended						0 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Class A Common Shares [Member]	Dec. 31, 2011 Class A Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member]	Dec. 31, 2011 Class B Common Shares [Member]	May 05, 2011 ADS [Member]	Mar. 14, 2007 Issuance upon Inception [Member] Common Shares [Member]	Jun. 05, 2007 Issuance upon Inception [Member] Restricted Common Shares [Member]	Dec. 31, 2012 Issuance upon Inception [Member] Restricted Common Shares [Member]	Dec. 31, 2011 Issuance upon Inception [Member] Restricted Common Shares [Member]	Dec. 31, 2010 Issuance upon Inception [Member] Restricted Common Shares [Member]	Jun. 22, 2007 Issuance of Series A Preferred Shares [Member] Common Shares [Member]	Dec. 17, 2007 Issuance of Series B Preferred Shares [Member] Common Shares [Member]	Mar. 11, 2011 Variation of Capital [Member]	Mar. 11, 2011 Variation of Capital [Member] Common Shares [Member]	Mar. 11, 2011 Variation of Capital [Member] Class A Common Shares [Member]	Dec. 31, 2012 Variation of Capital [Member] Class A Common Shares [Member]	May 05, 2011 Variation of Capital [Member] Class A Common Shares [Member]	Mar. 11, 2011 Variation of Capital [Member] Class B Common Shares [Member]	Dec. 31, 2012 Variation of Capital [Member] Class B Common Shares [Member]	May 05, 2011 Variation of Capital [Member] ADS [Member]	May 05, 2011 Variation of Capital [Member] Preferred Shares [Member]	Nov. 26, 2012 ADSs Repurchase Plan [Member] ADS [Member]	Dec. 31, 2012 ADSs Repurchase Plan [Member] ADS [Member]
Common Stock [Line Items]
Number of shares issued			136,120,102	55,953,690	105,152,531	160,664,773		1
Number of shares outstanding			136,120,102	55,953,690	105,152,531	160,664,773		1											38,750,000			7,750,000
Number of shares, new issues							7,750,000		54,999,999													7,750,000
Value of shares, new issues		$ 78,960,000							$ 5,000
Common shares, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001								$ 0.0001			$ 0.0001
Share repurchase period									60 days
Proportion of restricted shares vested upon issuance									50.00%
Conversion ratio of stock split									27,500,000
Proportion of restricted shares vested following issuance date									50.00%
Installment of restricted shares vested following issuance date										36 equal and continuous monthly installments for each subsequent monthly period
Recognized share-based compensation expense												64,000
Number of shares unvested										0	0
Number of shares forfeited										0	0
Number of shares repurchased													3,250,000	1,397,059
Value of shares repurchased	1,346,000												325,000	500,000
Shares repurchased, value per share													$ 0.1	$ 0.358
Number of common shares redesignated as Class A common shares																199,647,059
Conversion ratio, from outstanding common shares and preferred shares to Class B common shares																1
Number of shares newly authorized																	360,352,941			75,009,787
Accumulated value of shares authorized															80,000
Accumulated number of shares authorized			560,000,000	560,000,000	240,000,000	240,000,000											560,000,000			240,000,000
Voting rights of common share																		one vote per share			ten votes per share
Conversion ratio, from Class B common share to Class A common share																				1
Gross proceed from IPO																						89,125,000
Number of outstanding preferred shares converted into Class B common shares																							114,637,272
Maximum number of shares repurchased per day																								20,000
Maximum value of shares authorized to be repurchased																								2,500,000
Accumulated number of shares repurchased																									217,758
Accumulated value of shares repurchased																									$ 1,346,000

Common Shares (Common Shares Reserved for Future Issuance) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMON SHARES [Abstract]
Reserved for issuance upon conversion of Preferred Shares	0	0	114,637,272
Reserved for issuance upon exercise of Awards	67,232,942	44,537,192	36,415,442

Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Foreign currency translation adjustments	$ 3,231	$ 2,841
Accumulated other comprehensive income	$ 3,231	$ 2,841

Segment Information (Operating Information by Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Revenues
Consumer Mobile Security	$ 67,938,000	$ 36,202,000	$ 15,268,000
Enterprise Mobility	12,552,000
Mobile Games and Advertising	664,000	0	0
Other Services	10,614,000	4,469,000	2,427,000
Total net revenues	91,768,000	40,671,000	17,695,000
Cost of revenues	(25,739,000)	(8,057,000)	(5,193,000)
Gross profit	66,029,000	32,614,000	12,502,000
Operating expenses
Sales and marketing	(17,396,000)	(7,955,000)	(4,436,000)
General and administrative	(36,776,000)	(14,024,000)	(14,750,000)
Research and development	(9,585,000)	(5,095,000)	(2,959,000)
Total operating expenses	(63,757,000)	(27,074,000)	(22,145,000)
Income from operations	2,272,000	5,540,000	(9,643,000)
Interest income/(expense)	3,193,000	1,342,000	234,000
Foreign currency exchange gain	67,000	3,011,000	(46,000)
Gain on change of interest in associate	943,000	0	0
Other income/(expense), net	3,364,000	306,000	135,000
Income before income taxes	9,839,000	10,228,000	(9,422,000)
Income tax expense	(420,000)	(97,000)	(401,000)
Share of profit from associate	543,000	119,000	(7,000)
Net income	9,962,000	10,250,000	(9,830,000)
Net income attributable to non-controlling interest	(532,000)	1,000	3,000
Net income attributable to NQ Mobile Inc.	9,430,000	10,251,000	(9,827,000)
Net income attributable to common shareholders	9,430,000	8,121,000	(17,053,000)
Consumer [Member]
Net Revenues
Consumer Mobile Security	67,938,000
Enterprise Mobility	0
Mobile Games and Advertising	664,000
Other Services	10,614,000
Total net revenues	79,216,000
Cost of revenues	(16,352,000)
Gross profit	62,864,000
Operating expenses
Sales and marketing	(16,917,000)
General and administrative	(35,977,000)
Research and development	(8,995,000)
Total operating expenses	(61,889,000)
Income from operations	975,000
Interest income/(expense)	3,207,000
Foreign currency exchange gain	67,000
Gain on change of interest in associate	943,000
Other income/(expense), net	3,374,000
Income before income taxes	8,566,000
Income tax expense	(331,000)
Share of profit from associate	543,000
Net income	8,778,000
Net income attributable to non-controlling interest	0
Net income attributable to NQ Mobile Inc.	8,778,000
Net income attributable to common shareholders	8,778,000
Enterprise [Member]
Net Revenues
Consumer Mobile Security	0
Enterprise Mobility	12,552,000
Mobile Games and Advertising	0
Other Services	0
Total net revenues	12,552,000
Cost of revenues	(9,387,000)
Gross profit	3,165,000
Operating expenses
Sales and marketing	(479,000)
General and administrative	(799,000)
Research and development	(590,000)
Total operating expenses	(1,868,000)
Income from operations	1,297,000
Interest income/(expense)	(14,000)
Foreign currency exchange gain	0
Gain on change of interest in associate	0
Other income/(expense), net	(10,000)
Income before income taxes	1,273,000
Income tax expense	(89,000)
Share of profit from associate	0
Net income	1,184,000
Net income attributable to non-controlling interest	(532,000)
Net income attributable to NQ Mobile Inc.	652,000
Net income attributable to common shareholders	$ 652,000

Segment Information (Assets Information by Segment) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 18,862,000	$ 69,510,000	$ 17,966,000	$ 1,704,000
Term deposit	101,503,000	58,563,000
Accounts receivable, net	54,475,000	21,379,000
Fixed assets, net	2,434,000	1,078,000
Intangible assets, net	13,213,000	1,590,000
Goodwill	17,958,000	0
Total assets	247,718,000	160,482,000
Consumer [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	17,590,000
Term deposit	101,503,000
Accounts receivable, net	46,380,000
Fixed assets, net	2,325,000
Intangible assets, net	8,543,000
Goodwill	15,858,000	0
Total assets	229,088,000
Enterprise [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	1,272,000
Term deposit	0
Accounts receivable, net	8,095,000
Fixed assets, net	109,000
Intangible assets, net	4,670,000
Goodwill	2,100,000	0
Total assets	$ 18,630,000

Commitments and Contingencies (Future Obligations for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses under operating leases	$ 1,336	$ 743	$ 474
For year ending
2013	1,859
2014	1,659
2015	1,548
2016	1,581
Beyond 2017	1,460
Total minimum payment required	$ 8,107

Housing Loans to Employees (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
HOUSING LOANS TO EMPLOYEES [Abstract]
Other Non-current Assets - Housing loans to employees	$ 279	$ 374
Prepaid Expenses and Other Current Assets - Housing loans to employees	182	124
Total housing loans to employees	$ 461	$ 498

Housing Loans to Employees (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010 persons	Dec. 31, 2012	Dec. 31, 2011
HOUSING LOANS TO EMPLOYEES [Abstract]
Housing loans to employees, number of employees	10
Housing loans to employees, original amount per employee	$ 180	$ 302	$ 79
Housing loans to employees, repayment by installment	60
Housing loans to employees, repayment per month by installment	1
Housing loans to employees, installment period	5 years
Housing loans to employees, repayment of remaining due following signing of loan agreements	120
Prepaid Expenses and Other Current Assets - Housing loans to employees		182	124
Other Non-current Assets - Housing loans to employees		$ 279	$ 374

Subsequent Events (Details) In Thousands, except Share data, unless otherwise specified	Apr. 09, 2013 NQ Guotai [Member]	Dec. 31, 2012 NQ Guotai [Member] USD ($)	Dec. 31, 2012 NQ Guotai [Member] CNY	Jan. 31, 2013 Beijing Feiliu [Member] Beijing Fanyue [Member] USD ($)	Jan. 31, 2013 Beijing Feiliu [Member] Beijing Fanyue [Member] CNY	Apr. 09, 2013 Tianjin Qingyun [Member] NQ Guotai [Member]	Apr. 09, 2013 Wangqin Guotai (Beijing) Capital Fund Management Ltd [Member] NQ Guotai [Member] USD ($)	Apr. 09, 2013 Wangqin Guotai (Beijing) Capital Fund Management Ltd [Member] NQ Guotai [Member] CNY	Dec. 31, 2012 Employees [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Dec. 31, 2012 Non-employee consultants [Member]	Dec. 31, 2011 Non-employee consultants [Member]	Dec. 31, 2010 Non-employee consultants [Member]	Jan. 02, 2013 Stock Options [Member] Employees [Member]	Jan. 02, 2013 Stock Options [Member] Significant business partner [Member]	Jan. 02, 2013 Stock Options [Member] Non-employee consultants [Member]	Jul. 10, 2012 Stock Options [Member] Non-employee consultants [Member]	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Jan. 02, 2013 Restricted Shares [Member] Non-employee consultants [Member] USD ($)	Jan. 02, 2013 Restricted Shares [Member] Employees and directors [Member] USD ($)	Feb. 19, 2013 Restricted Shares [Member] One executive officer of NQ US [Member] USD ($)
Subsequent Event [Line Items]
Number of options granted									3,535,450	15,657,942	12,184,000	450,000	2,337,500	1,780,000	5,062,000	250,000	725,000	200,000
Number of shares granted																			47,973,506	1,075,000	2,650,000	425,000	189,105
Restricted shares granted, value																					$ 3,196	$ 513	$ 250
Percentage of equity interest to be acquired according to agreement				51.00%	51.00%
Purchase consideration, cash payment				89	551
Purchase consideration, number of shares				2,828,511	2,828,511
Percentage of equity interest transferred from Beijing WuYue Tianxia Investment Consulting Ltd						0.50%
Contributed capital		$ 10,359	65,000				$ 319	2,000
Percentage of equity interest in equity method investee	49.51%	49.50%	49.50%

Restricted Net Assets (Details) (PRC subsidiaries, VIE and VIE's subsidiaries [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
PRC subsidiaries, VIE and VIE's subsidiaries [Member]
Schedule of Restricted Net Assets [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%
Restricted net assets	$ 66,533	$ 30,482

Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 18,862,000	$ 69,510,000	$ 17,966,000	$ 1,704,000
Accounts receivable, net of allowance of US$248 and US$517 as of December 31, 2011 and 2012, respectively	54,475,000	21,379,000
Prepaid expenses and other current assets	17,014,000	6,806,000
Total current assets	199,856,000	156,258,000
Long term investments	13,978,000	1,182,000
Property and equipment, net	2,434,000	1,078,000
Intangible assets, net	13,213,000	1,590,000
Other non-current assets	279,000	374,000
Total Assets	247,718,000	160,482,000
Current liabilities:
Accounts payable	7,399,000	1,014,000
Receipt in advance	322,000	0
Deferred revenue	12,234,000	7,090,000
Accrued expenses and other current liabilities	11,798,000	3,656,000
Total Liabilities	34,369,000	12,231,000
Shareholders' Equity
Additional paid-in capital	208,426,000	157,064,000
Accumulated deficit	(5,251,000)	(11,743,000)
Treasury stock	(1,346,000)	0
Accumulated other comprehensive income	3,231,000	2,841,000
Total shareholders' equity	213,349,000	148,251,000	(8,323,000)	(10,173,000)
Total Liabilities and Shareholders' Equity	247,718,000	160,482,000
Class A Common Shares [Member]
Shareholders' Equity
Common shares	13,000	6,000
Class B Common Shares [Member]
Shareholders' Equity
Common shares	11,000	16,000
Parent Company [Member]
Current assets:
Cash and cash equivalents	672,000	49,237,000	13,889,000	65,000
Accounts receivable, net of allowance of US$248 and US$517 as of December 31, 2011 and 2012, respectively	8,427,000	13,651,000
Prepaid expenses and other current assets	128,634,000	62,462,000
Total current assets	137,733,000	125,350,000
Long term investments	75,584,000	26,697,000
Property and equipment, net	3,000	4,000
Intangible assets, net	3,663,000	1,488,000
Other non-current assets	129,000	300,000
Total Assets	217,112,000	153,839,000
Current liabilities:
Accounts payable	195,000	175,000
Receipt in advance	322,000	0
Deferred revenue	6,650,000	4,944,000
Accrued expenses and other current liabilities	1,923,000	536,000
Total Liabilities	9,090,000	5,655,000
Shareholders' Equity
Additional paid-in capital	208,426,000	157,064,000
Accumulated deficit	(2,313,000)	(11,743,000)
Treasury stock	(1,346,000)	0
Accumulated other comprehensive income	3,231,000	2,841,000
Total shareholders' equity	208,022,000	148,184,000
Total Liabilities and Shareholders' Equity	217,112,000	153,839,000
Parent Company [Member] | Class A Common Shares [Member]
Shareholders' Equity
Common shares	13,000	6,000
Parent Company [Member] | Class B Common Shares [Member]
Shareholders' Equity
Common shares	$ 11,000	$ 16,000

Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for accounts receivable	$ 1,095,000	$ 636,000	$ 315,000	$ 0
Class A Common Shares [Member]
Shareholders' Equity
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	560,000,000	560,000,000
Common shares, shares issued	136,120,102	55,953,690
Common shares, shares outstanding	136,120,102	55,953,690
Class B Common Shares [Member]
Shareholders' Equity
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	240,000,000	240,000,000
Common shares, shares issued	105,152,531	160,664,773
Common shares, shares outstanding	105,152,531	160,664,773
Parent Company [Member]
Current assets:
Allowance for accounts receivable	$ 517,000	$ 248,000
Parent Company [Member] | Class A Common Shares [Member]
Shareholders' Equity
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	560,000,000	560,000,000
Common shares, shares issued	136,120,102	55,953,690
Common shares, shares outstanding	136,120,102	55,953,690
Parent Company [Member] | Class B Common Shares [Member]
Shareholders' Equity
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	240,000,000	240,000,000
Common shares, shares issued	105,152,531	160,664,773
Common shares, shares outstanding	105,152,531	160,664,773

Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues
Consumer mobile security	$ 67,938,000	$ 36,202,000	$ 15,268,000
Other services	10,614,000	4,469,000	2,427,000
Total net revenues	91,768,000	40,671,000	17,695,000
Cost of revenues	(25,739,000)	(8,057,000)	(5,193,000)
Gross profit	66,029,000	32,614,000	12,502,000
Operating expenses
Selling and marketing expenses	(17,396,000)	(7,955,000)	(4,436,000)
General and administrative expenses	(36,776,000)	(14,024,000)	(14,750,000)
Research and development expenses	(9,585,000)	(5,095,000)	(2,959,000)
Total operating expenses	(63,757,000)	(27,074,000)	(22,145,000)
Operating (loss)/gain	2,272,000	5,540,000	(9,643,000)
Interest income	3,193,000	1,342,000	234,000
Foreign exchange (loss)/gain, net	67,000	3,011,000	(46,000)
Other income/(expense), net	3,364,000	306,000	135,000
(Loss)/income before income taxes and share of losses from subsidiaries	9,839,000	10,228,000	(9,422,000)
Income tax expense	(420,000)	(97,000)	(401,000)
Net (loss) / income	9,430,000	10,251,000	(9,827,000)
Accretion of convertible redeemable preferred shares	0	(535,000)	(1,533,000)
Beneficial conversion feature of redeemable convertible preferred shares	0	0	(5,693,000)
Allocation of net income to participating preferred shareholders	0	(1,595,000)	0
Net (loss)/income attributable to common shareholders	9,430,000	8,121,000	(17,053,000)
Other comprehensive income
Foreign currency translation adjustments	390,000	1,249,000	689,000
Disposal of available-for-sale investments	0	0	(42,000)
Comprehensive (loss)/income attributable to NQ Mobile Inc.	9,820,000	11,500,000	(9,180,000)
Parent Company [Member]
Net revenues
Consumer mobile security	19,395,000	17,793,000	6,113,000
Other services	780,000	65,000	1,000
Total net revenues	20,175,000	17,858,000	6,114,000
Cost of revenues	(2,098,000)	(791,000)	(299,000)
Gross profit	18,077,000	17,067,000	5,815,000
Operating expenses
Selling and marketing expenses	(2,142,000)	(1,575,000)	(978,000)
General and administrative expenses	(3,400,000)	(1,083,000)	(12,964,000)
Research and development expenses	(95,000)	(156,000)	(147,000)
Total operating expenses	(5,637,000)	(2,814,000)	(14,089,000)
Operating (loss)/gain	12,440,000	14,253,000	(8,274,000)
Interest income	99,000	406,000	0
Foreign exchange (loss)/gain, net	182,000	2,987,000	(15,000)
Other income/(expense), net	459,000	306,000	(7,000)
(Loss)/income before income taxes and share of losses from subsidiaries	13,180,000	17,952,000	(8,296,000)
Income tax expense	(138,000)	(92,000)	0
Share of losses from subsidiaries	(3,612,000)	(7,609,000)	(1,531,000)
Net (loss) / income	9,430,000	10,251,000	(9,827,000)
Accretion of convertible redeemable preferred shares	0	(535,000)	(1,533,000)
Beneficial conversion feature of redeemable convertible preferred shares	0	0	(5,693,000)
Allocation of net income to participating preferred shareholders	0	(1,595,000)	0
Net (loss)/income attributable to common shareholders	9,430,000	8,121,000	(17,053,000)
Other comprehensive income
Foreign currency translation adjustments	390,000	1,249,000	689,000
Disposal of available-for-sale investments	0	0	(42,000)
Comprehensive (loss)/income attributable to NQ Mobile Inc.	$ 9,820,000	$ 11,500,000	$ (9,180,000)

Additional Information - Condensed Financial Statements (Condensed Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	$ 19,513	$ 11,840	$ (3,756)
Net cash used in investing activities	(68,569)	(47,091)	(9,455)
Net cash provided by/(used in) financing activities	(1,203)	82,711	28,893
Net increase/(decrease) in cash and cash equivalents	(50,648)	51,544	16,262
Cash and cash equivalents at beginning of year	69,510	17,966	1,704
Cash and cash equivalents at end of year	18,862	69,510	17,966
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	(44,510)	(44,422)	972
Net cash used in investing activities	(3,629)	(1,390)	(16,042)
Net cash provided by/(used in) financing activities	(426)	81,160	28,894
Net increase/(decrease) in cash and cash equivalents	(48,565)	35,348	13,824
Cash and cash equivalents at beginning of year	49,237	13,889	65
Cash and cash equivalents at end of year	$ 672	$ 49,237	$ 13,889